UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock Fund

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund	14.42%	17.70%	10.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund, a class of the fund, on July 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Joel Tillinghast, Lead Portfolio Manager of Fidelity® Low-Priced Stock Fund: For the year, the fund's Retail Class shares returned 14.42%, easily outdistancing the 8.56% gain of the Russell 2000® Index. Stock picking was the primary driver of relative performance, particularly within information technology and consumer discretionary - two key areas of focus for the fund. Here, two large holdings were the fund's biggest contributors: U.K accessory retailer Next and disk-drive maker Seagate Technology. Next's stock rose on successful holiday sales and gains in its online catalog business, while Seagate rose on good demand for disk drives and a proposed acquisition that could extend its global reach. Conversely, a sizable cash position of 14%, on average, was a major detractor, as the rising market has made it difficult to find enough stocks under $35 per share that we consider attractively valued. Also, despite good stock picking in retailing overall, several names detracted, led by office products giant Staples, whose share price fell on shrinking margins. Domestic merchandise retailer Bed Bath & Beyond was another detractor, hurt by lower same-store sales and reduced margins.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Low-Priced Stock	.87%
Actual		$ 1,000.00	$ 1,067.60	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36
Class K	.76%
Actual		$ 1,000.00	$ 1,068.00	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Next PLC	3.9	3.7
UnitedHealth Group, Inc.	3.8	3.6
Seagate Technology LLC	3.7	3.4
Microsoft Corp.	2.8	2.6
Best Buy Co., Inc.	2.2	1.7
Metro, Inc. Class A (sub. vtg.)	1.5	1.4
Ross Stores, Inc.	1.3	1.5
Unum Group	1.2	1.1
Oracle Corp.	1.2	1.1
Safeway, Inc.	1.1	0.9
	22.7
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	24.8
Information Technology	19.6	18.9
Financials	11.5	11.1
Health Care	8.9	8.3
Industrials	7.7	7.5
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks 86.3%		Stocks 85.6%
	Bonds 0.0%		Bonds 0.3%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 13.7%		Short-Term Investments and Net Other Assets (Liabilities) 14.1%
* Foreign investments	39.7%	** Foreign investments	39.6%

† Amount represents less than 0.1%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 86.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 1.5%
ASTI Corp. (e)	1,310,000	$ 2,661
ATLASBX Co. Ltd.	270,000	10,798
Federal Screw Works (a)	48,600	124
Hi-Lex Corp.	1,304,100	35,826
INZI Controls Co. Ltd. (e)	1,516,000	7,865
Johnson Controls, Inc.	6,969,600	329,244
Motonic Corp. (e)	3,250,000	47,265
Murakami Corp. (e)	828,000	11,394
Nippon Seiki Co. Ltd.	2,987,000	58,692
Piolax, Inc. (e)	970,800	37,494
Samsung Climate Control Co. Ltd. (e)	499,950	4,792
Sewon Precision Industries Co. Ltd. (e)	500,000	14,512
Shoei Co. Ltd.	597,400	9,506
SJM Co. Ltd. (e)	1,270,000	11,967
SJM Holdings Co. Ltd. (e)	1,332,974	6,085
Standard Motor Products, Inc.	485,900	17,517
Strattec Security Corp. (e)	214,200	13,458
Sungwoo Hitech Co. Ltd.	940,397	13,082
TBK Co. Ltd.	1,085,000	5,496
The Goodyear Tire & Rubber Co.	455,687	11,470
Yachiyo Industry Co. Ltd.	995,700	6,562
Yutaka Giken Co. Ltd. (e)	1,438,700	32,940
		688,750
Distributors - 0.2%
Chori Co. Ltd.	246,500	3,115
Doshisha Co. Ltd. (e)	1,991,300	36,672
Educational Development Corp. (e)	375,592	1,803
Nakayamafuku Co. Ltd. (e)	1,043,900	8,185
SPK Corp.	229,600	4,284
Uni-Select, Inc. (e)	1,965,900	50,376
		104,435
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	24,900	889
Career Education Corp. (a)(e)	6,523,900	33,337
Clip Corp. (e)	319,000	3,253
DeVry, Inc.	679,900	27,176
Houghton Mifflin Harcourt Co.	1,030,000	18,035
ITT Educational Services, Inc. (a)	149,300	2,125
Matthews International Corp. Class A	242,146	10,531
Meiko Network Japan Co. Ltd.	970,800	12,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Novarese, Inc.	124,500	$ 1,009
Regis Corp.	1,796,500	25,025
Shingakukai Co. Ltd.	224,000	838
Shuei Yobiko Co. Ltd.	121,400	384
Steiner Leisure Ltd. (a)(e)	1,553,300	61,992
Step Co. Ltd. (e)	1,262,100	9,870
Strayer Education, Inc. (a)	9,800	508
Weight Watchers International, Inc. (d)(e)	4,645,800	100,767
YBM Sisa.com, Inc. (e)	900,000	3,758
		311,905
Hotels, Restaurants & Leisure - 0.9%
Ambassadors Group, Inc. (a)(e)	1,718,656	7,390
Ark Restaurants Corp. (e)	209,095	4,456
BRONCO BILLY Co. Ltd.	63,100	2,301
Create Restaurants Holdings, Inc.	159,300	6,002
Darden Restaurants, Inc.	970,800	45,385
Fairwood Holdings Ltd.	597,500	1,285
Flanigan's Enterprises, Inc. (a)	58,557	872
Hiday Hidaka Corp. (e)	1,474,876	33,700
Ibersol SGPS SA	558,300	6,504
Intralot SA (a)	1,493,500	3,700
Jack in the Box, Inc.	1,194,700	68,325
Koshidaka Holdings Co. Ltd.	126,300	4,991
Kura Corp. Ltd.	821,400	21,788
Monogatari Corp. (The) (d)(e)	522,100	15,496
Ohsho Food Service Corp.	607,400	25,506
Papa John's International, Inc.	99,600	4,152
Ruby Tuesday, Inc. (a)(e)	5,230,266	31,434
Shinsegae Food Co. Ltd.	17,000	1,464
Sonic Corp. (a)(e)	4,035,800	83,339
Sportscene Group, Inc. Class A (e)	388,300	3,027
St. Marc Holdings Co. Ltd.	461,100	25,149
Toridoll.corporation	1,891,800	15,823
		412,089
Household Durables - 2.6%
Abbey PLC (e)	2,087,807	30,448
Barratt Developments PLC (e)	81,644,400	481,338
Bellway PLC	4,779,200	121,918
Blyth, Inc. (d)	436,900	2,643
D.R. Horton, Inc.	5,179,900	107,224
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.)	3,155,200	$ 111,062
Emak SpA (d)	4,480,700	4,680
First Juken Co. Ltd. (e)	1,640,700	21,501
Helen of Troy Ltd. (a)(e)	2,761,600	148,105
Henry Boot PLC	4,430,000	13,836
HTL International Holdings Ltd. (a)(e)	28,153,500	6,374
Iida Group Holdings Co. Ltd.	248,900	3,709
Libbey, Inc. (a)	777,493	20,246
Maruzen Co. Ltd. (e)	1,862,000	17,696
NACCO Industries, Inc. Class A	301,000	14,355
P&F Industries, Inc. Class A (a)(e)	367,900	2,962
Sanei Architecture Planning Co. Ltd. (e)	1,418,300	12,065
Stanley Furniture Co., Inc. (a)(e)	1,153,700	2,988
Steinhoff International Holdings Ltd.	3,011,997	15,056
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	499,649	75
Tempur Sealy International, Inc. (a)	944,900	51,695
Token Corp. (e)	970,840	44,843
		1,234,819
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,056,200	48,790
PetMed Express, Inc. (d)	298,700	4,092
Wotif.com Holdings Ltd. (d)	4,177,930	12,828
		65,710
Leisure Products - 0.2%
Accell Group NV (e)	2,347,000	43,386
Arctic Cat, Inc.	45,698	1,627
Fenix Outdoor AB	34,000	1,861
JAKKS Pacific, Inc. (d)	995,700	6,213
Kabe Husvagnar AB (B Shares)	323,600	5,489
Mars Engineering Corp.	547,600	11,110
Miroku Corp. (e)	825,000	2,570
Smith & Wesson Holding Corp. (a)(d)	1,166,200	14,403
Trigano SA (a)	155,300	3,922
		90,581
Media - 0.6%
Chime Communications PLC	4,281,400	23,564
Cinderella Media Group Ltd.	16,428,000	2,725
Corus Entertainment, Inc. Class B (non-vtg.) (d)	498,400	11,016
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,645,700	32,914
Gannett Co., Inc.	746,700	24,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
GfK AG	169,900	$ 7,712
Harte-Hanks, Inc.	988,500	6,485
Hyundai Hy Communications & Networks Co. Ltd.	1,688,910	7,660
Intage Holdings, Inc. (e)	1,991,300	28,886
Live Nation Entertainment, Inc. (a)	1,350,000	31,334
Pico Far East Holdings Ltd.	21,356,000	4,929
Proto Corp.	497,800	7,178
RKB Mainichi Broadcasting Corp.	249,000	2,472
Saga Communications, Inc. Class A	448,000	16,128
Starz - Liberty Capital Series A (a)	498,000	14,198
STW Group Ltd.	3,983,087	5,436
Television Broadcasts Ltd.	1,095,500	7,018
TOW Co. Ltd. (e)	1,187,300	7,918
TVA Group, Inc. Class B (non-vtg.) (a)	1,991,300	16,108
WOWOW INC.	45,900	1,916
		260,029
Multiline Retail - 4.3%
Big Lots, Inc.	1,793,900	78,483
Don Quijote Holdings Co. Ltd.	572,500	30,934
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	15,301
Lifestyle International Holdings Ltd.	23,374,500	45,596
Next PLC (e)	16,129,700	1,843,594
Watts Co. Ltd. (e)	1,354,300	13,030
Zakkaya Bulldog Co. Ltd. (a)	388,300	585
		2,027,523
Specialty Retail - 10.9%
Aarons, Inc. Class A	485,900	12,818
ABC-MART, Inc.	131,000	7,075
Abercrombie & Fitch Co. Class A (d)(e)	7,367,300	289,830
Adastria Holdings Co. Ltd.	616,550	13,929
Aeropostale, Inc. (a)(d)(e)	8,177,100	27,148
Ascena Retail Group, Inc. (a)	194,200	3,119
AT-Group Co. Ltd.	1,212,000	23,844
AutoZone, Inc. (a)	873,700	451,729
Bed Bath & Beyond, Inc. (a)	6,407,100	405,505
Best Buy Co., Inc. (e)	34,343,000	1,021,017
Big 5 Sporting Goods Corp.	249,900	2,477
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,435,000	67,542
Bonia Corp. Bhd	2,000,000	895
Buffalo Co. Ltd.	34,300	290
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cash Converters International Ltd. (d)(e)	23,696,853	$ 24,558
Chico's FAS, Inc.	1,800,000	28,458
CST Brands, Inc.	2,989,600	99,942
Delek Automotive Systems Ltd.	697,000	7,287
Destination Maternity Corp.	170,000	3,235
DSW, Inc. Class A	200,000	5,318
Folli Follie SA (a)(e)	4,190,400	175,629
Fourlis Holdings SA (a)	497,800	3,533
GameStop Corp. Class A (d)(e)	5,824,900	244,471
Glentel, Inc. (e)	2,190,456	21,636
GNC Holdings, Inc.	499,700	16,395
Goldlion Holdings Ltd.	14,437,000	6,232
Guess?, Inc. (e)	8,485,200	220,700
Gulliver International Co. Ltd. (e)	5,717,100	52,416
Halfords Group PLC	1,310,600	10,621
Hour Glass Ltd.	1,991,000	2,960
IA Group Corp. (e)	849,000	6,654
John David Group PLC	2,787,900	17,891
Jumbo SA (e)	11,418,268	171,244
K's Denki Corp.	2,887,400	82,549
Ku Holdings Co. Ltd.	870,900	5,290
Kyoto Kimono Yuzen Co. Ltd. (e)	1,589,900	15,644
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,963,500	2,701
Leon's Furniture Ltd.	339,800	4,522
Lewis Group Ltd.	697,000	4,128
Macintosh Retail Group NV (a)	194,200	1,950
Mr. Bricolage SA (e)	1,008,475	19,662
Nafco Co. Ltd. (e)	2,271,100	38,984
Nishimatsuya Chain Co. Ltd. (e)	4,691,600	37,519
Office Depot, Inc. (a)	2,135,500	10,699
Pal Co. Ltd. (e)	1,553,300	43,884
Pier 1 Imports, Inc.	1,528,700	23,022
RIGHT ON Co. Ltd.	388,300	2,685
Ross Stores, Inc.	9,707,700	625,176
Second Chance Properties Ltd.	2,912,000	1,074
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,737,000	180
Select Comfort Corp. (a)	1,950,000	39,390
Silvano Fashion Group A/S	7,900	18
Sonic Automotive, Inc. Class A (sub. vtg.)	995,700	24,215
Staples, Inc.	25,299,500	293,221
The Buckle, Inc. (d)	825,200	36,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc.	194,300	$ 9,777
The Stanley Gibbons Group PLC	1,095,200	5,806
USS Co. Ltd.	14,305,400	249,909
Williams-Sonoma, Inc.	194,300	13,032
Workman Co. Ltd. (e)	1,428,800	70,306
		5,108,462
Textiles, Apparel & Luxury Goods - 2.3%
Adolfo Dominguez SA (a)	273,800	1,917
Bijou Brigitte Modische Accessoires AG	43,700	3,383
Coach, Inc.	700,000	24,192
Crocs, Inc. (a)	971,800	15,422
Daphne Interl Holdings Ltd.	972,000	426
Deckers Outdoor Corp. (a)	49,800	4,408
F&F Co. Ltd.	750,000	6,314
Fossil Group, Inc. (a)	2,281,500	223,587
Geox SpA (a)(d)	3,102,000	11,539
Gildan Activewear, Inc. (e)	7,113,100	416,798
Hampshire Group Ltd. (a)(e)	893,100	3,215
Handsome Co. Ltd. (e)	2,436,150	64,893
JLM Couture, Inc. (a)(e)	191,400	480
Ports Design Ltd. (a)	11,948,500	5,062
Steven Madden Ltd. (a)	568,500	18,107
Sun Hing Vision Group Holdings Ltd. (e)	23,239,000	7,647
Texwinca Holdings Ltd.	59,220,000	55,604
Tungtex Holdings Co. Ltd.	19,914,000	2,531
Van de Velde	72,811	3,856
Vera Bradley, Inc. (a)	896,200	17,772
Victory City International Holdings Ltd.	64,454,150	8,425
Youngone Corp.	650,000	26,805
Youngone Holdings Co. Ltd. (e)	929,000	70,566
Yue Yuen Industrial (Holdings) Ltd.	19,416,500	64,887
		1,057,836
TOTAL CONSUMER DISCRETIONARY		11,362,139
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
Baron de Ley SA (a)	155,200	15,555
C&C Group PLC	2,802,214	15,902
Monster Beverage Corp. (a)	2,621,200	167,652
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Muhak Co. Ltd. (a)(e)	2,699,502	$ 91,496
National Beverage Corp. (a)	99,600	1,707
Olvi PLC (A Shares)	19,900	667
Spritzer Bhd	600,000	418
Synergy Co. (a)	99,600	1,589
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	488,360	1,351
		296,337
Food & Staples Retailing - 4.7%
Aoki Super Co. Ltd.	100,000	824
Belc Co. Ltd. (e)	2,025,100	56,050
Cosmos Pharmaceutical Corp. (e)	1,796,000	220,093
Create SD Holdings Co. Ltd. (e)	2,162,000	78,557
Daikokutenbussan Co. Ltd.	679,500	19,507
Dong Suh Companies, Inc. (e)	5,233,820	98,054
Fyffes PLC (Ireland) (e)	28,870,100	40,978
Genky Stores, Inc. (d)(e)	233,000	9,170
Greggs PLC (e)	9,657,900	85,359
Halows Co. Ltd. (e)	1,578,200	17,545
Kusuri No Aoki Co. Ltd.	533,900	18,218
Majestic Wine PLC (d)	1,742,558	11,599
MARR SpA	398,300	6,608
Marukyu Co. Ltd.	364,200	3,988
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,488,333	683,831
Qol Co. Ltd. (e)	2,053,100	11,928
Safeway, Inc. (e)	14,190,900	489,018
San-A Co. Ltd.	746,700	24,230
Sligro Food Group NV	1,692,600	67,654
Sundrug Co. Ltd.	2,388,600	107,237
Tesco PLC	10,679,000	46,333
Total Produce PLC	10,454,900	15,960
Walgreen Co.	320,700	22,055
Welcia Holdings Co. Ltd. (d)	331,087	21,199
Yaoko Co. Ltd.	909,200	51,284
		2,207,279
Food Products - 1.6%
Aryzta AG	1,742,410	158,183
Cranswick PLC	1,045,412	22,292
Darling International, Inc. (a)	1,214,800	22,741
Dean Foods Co.	4,410,900	67,575
Devro PLC	2,897,800	12,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dutch Lady Milk Industries Bhd	100,000	$ 1,465
Food Empire Holdings Ltd. (e)	50,968,000	15,401
Fresh Del Monte Produce, Inc. (e)	6,116,200	183,119
Hilton Food Group PLC	697,000	5,581
Lifeway Foods, Inc. (a)(d)	250,000	3,123
Nam Yang Dairy Products	11,000	9,090
Omega Protein Corp. (a)	49,800	698
Pacific Andes International Holdings Ltd.	80,083,308	3,185
Pacific Andes Resources Development Ltd.	125,542,774	12,146
Patties Food Ltd.	2,986,990	3,581
President Rice Products PCL	1,244,600	1,769
Rocky Mountain Chocolate Factory, Inc. (e)	482,382	6,174
Samyang Genex Co. Ltd.	93,060	11,606
Samyang Holdings Corp.	44,250	3,297
Seaboard Corp. (a)	46,200	131,762
Select Harvests Ltd. (e)	5,249,599	25,659
Sunjin Co. Ltd. (e)	813,630	29,546
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd. (a)	21,746,000	1,273
		731,742
Personal Products - 0.3%
Coty, Inc. Class A	2,000,000	34,220
Nutraceutical International Corp. (a)(e)	1,110,204	25,624
Oriflame Cosmetics SA SDR (d)	19,900	432
Sarantis SA (e)	2,280,500	24,399
USANA Health Sciences, Inc. (a)	388,300	24,793
		109,468
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,352	709
TOTAL CONSUMER STAPLES		3,345,535
ENERGY - 4.1%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	1,725,200	25,743
Boustead Singapore Ltd.	3,983,000	5,865
Cal Dive International, Inc. (a)(d)(e)	5,874,400	6,403
Cathedral Energy Services Ltd.	1,554,800	6,132
Divestco, Inc. (a)(e)	3,397,500	514
Farstad Shipping ASA (e)	3,106,600	56,831
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	388,700	$ 12,940
Fugro NV (Certificaten Van Aandelen)	1,553,327	59,935
Key Energy Services, Inc. (a)	971,800	5,967
McDermott International, Inc. (a)(d)	1,652,100	12,060
Noble Corp.	99,700	3,128
Oil States International, Inc. (a)	1,941,500	118,995
Patterson-UTI Energy, Inc.	682,000	23,427
Petrofac Ltd.	495,400	9,175
Precision Drilling Corp.	1,394,400	17,380
ProSafe ASA	9,458,800	70,553
Rowan Companies PLC	510,000	15,565
Shinko Plantech Co. Ltd.	1,742,400	13,113
Solstad Offshore ASA	1,120,200	18,800
Total Energy Services, Inc. (e)	2,431,000	48,493
Unit Corp. (a)(e)	3,385,300	214,459
		745,478
Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	154,251	10,079
Beach Energy Ltd.	15,432,814	24,008
Eni SpA	18,917,600	481,376
EP Energy Corp. (d)	961,300	19,226
Fuji Kosan Co. Ltd. (e)	746,700	4,721
Fuji Oil Co. Ltd. (e)	5,376,600	18,497
Great Eastern Shipping Co. Ltd.	4,800,000	28,995
Hankook Shell Oil Co. Ltd. (e)	67,000	32,938
HollyFrontier Corp.	308,900	14,521
Michang Oil Industrial Co. Ltd. (e)	173,900	12,084
Newfield Exploration Co. (a)	1,837,800	74,063
Peabody Energy Corp.	3,690,000	55,977
Stone Energy Corp. (a)	648,100	24,660
Swift Energy Co. (a)(d)(e)	4,361,400	48,193
Tesoro Corp.	1,941,600	119,486
The Williams Companies, Inc.	297,400	16,842
Tsakos Energy Navigation Ltd.	962,600	6,815
Uehara Sei Shoji Co. Ltd.	947,000	4,116
W&T Offshore, Inc. (e)	4,878,800	65,425
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,213,722	$ 95,079
WPX Energy, Inc. (a)	758,200	15,596
		1,172,697
TOTAL ENERGY		1,918,175
FINANCIALS - 11.5%
Banks - 1.8%
ACNB Corp. (d)	119,500	2,233
Bank of Ireland (a) (d)	402,731,000	140,993
Barclays PLC	4,978	19
BBCN Bancorp, Inc.	2,465,300	37,029
Camden National Corp.	40,871	1,448
Cathay General Bancorp	3,285,700	84,081
Codorus Valley Bancorp, Inc. (e)	451,000	9,462
Customers Bancorp, Inc.	164,300	3,115
Dimeco, Inc.	28,340	1,162
Eagle Bancorp, Inc. (a)	534,500	17,804
East West Bancorp, Inc.	2,987,000	101,737
EFG Eurobank Ergasias SA (a)	315,580,000	141,986
Farmers & Merchants Bancorp, Inc.	44,800	1,176
First Bancorp, Puerto Rico (a)	7,428,572	38,183
First NBC Bank Holding Co. (a)	448,300	14,251
First West Virginia Bancorp, Inc.	43,789	833
Investors Bancorp, Inc.	3,123,200	32,325
LCNB Corp. (d)(e)	742,884	11,296
North Valley Bancorp (a)(e)	412,600	8,681
Northrim Bancorp, Inc. (e)	485,900	11,905
Norwood Financial Corp.	134,898	3,924
OFG Bancorp (d)(e)	2,504,542	39,972
Pacific Premier Bancorp, Inc. (a)(e)	922,300	13,189
Popular, Inc. (a)	1,747,500	55,745
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,344,150	12,348
Sparebanken More (primary capital certificate)	241,845	7,733
Sparebanken Nord-Norge (d)	2,210,869	12,169
Sterling Bancorp	544,270	6,477
Susquehanna Bancshares, Inc.	134,600	1,370
TSB Banking Group PLC	6,809,700	32,881
		845,527
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	$ 17,383
Federated Investors, Inc. Class B (non-vtg.) (d)	567,200	16,006
GFI Group, Inc.	5,824,900	26,387
State Street Corp.	368,500	25,957
Tullett Prebon PLC	1,493,500	6,251
		91,984
Consumer Finance - 0.4%
Aeon Credit Service (Asia) Co. Ltd.	14,934,000	12,174
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	356
EZCORP, Inc. (non-vtg.) Class A (a)	459,203	4,496
Green Dot Corp. Class A (a)(e)	1,991,300	35,823
H&T Group PLC	631,100	1,758
Nicholas Financial, Inc. (a)	254,000	3,307
Santander Consumer U.S.A. Holdings, Inc.	1,792,200	34,356
SLM Corp.	1,900,000	16,834
Synchrony Financial (a)	3,325,600	76,489
		185,593
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd. (a)	50,000	989
Korea Ratings Corp.	2,349	81
Newship Ltd. (a)	2,500	1,055
NICE Holdings Co. Ltd.	1,175,000	14,764
NICE Information Service Co. Ltd.	2,800,000	9,203
Ricoh Leasing Co. Ltd.	890,700	25,757
The NASDAQ OMX Group, Inc.	387,900	16,366
Voya Financial, Inc.	2,389,600	88,654
		156,869
Insurance - 7.7%
Admiral Group PLC	534,500	13,148
AEGON NV	55,821,900	452,697
AFLAC, Inc.	349,200	20,861
Amlin PLC	2,101,200	16,183
APRIL (e)	2,694,000	60,280
Assurant, Inc. (e)	5,096,800	322,933
Axis Capital Holdings Ltd. (e)	7,548,700	325,726
CNO Financial Group, Inc.	1,166,200	18,869
Endurance Specialty Holdings Ltd. (e)	2,524,100	133,500
FBD Holdings PLC	169,900	3,253
Genworth Financial, Inc. Class A (a)	21,948,600	287,527
Hartford Financial Services Group, Inc.	7,766,200	265,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	534,400	$ 24,946
Hiscox Ltd.	199,185	2,268
Lincoln National Corp.	7,766,200	406,871
MBIA, Inc. (a)	200,000	1,916
Meadowbrook Insurance Group, Inc.	1,654,400	9,976
MetLife, Inc.	873,700	45,957
National Interstate Corp.	926,000	25,085
National Western Life Insurance Co. Class A	144,570	34,841
NN Group NV	1,294,594	36,491
Primerica, Inc.	525,200	24,201
Progressive Corp.	630,900	14,788
Protective Life Corp.	1,456,300	101,038
RenaissanceRe Holdings Ltd. (e)	3,009,500	294,359
Torchmark Corp.	825,650	43,545
Unum Group (e)	16,635,000	571,080
Validus Holdings Ltd.	1,842,000	67,288
		3,624,920
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	7,280,000	80,808
CareTrust (REIT), Inc. (a)	270,962	4,623
Cedar Shopping Centers, Inc.	870,000	5,481
Corrections Corp. of America	485,900	15,656
Melcor Real Estate Investment Trust (e)	845,500	7,956
Nieuwe Steen Investments NV (d)	87,373	512
Northwest Healthcare Properties REIT (d)	1,263,400	11,460
Washington Prime Group, Inc. (a)	10,000	189
		126,685
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	249,000	772
Devine Ltd. (a)	2,062,981	2,188
Leopalace21 Corp. (a)	4,978,300	22,163
Relo Holdings Corp. (e)	1,364,900	92,610
Tejon Ranch Co. (a)	149,300	4,270
		122,003
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	194,300	14,493
Clifton Bancorp, Inc.	381,622	4,717
Genworth MI Canada, Inc. (e)	4,779,200	173,311
Genworth Mortgage Insurance Ltd.	8,463,138	26,889
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meridian Bancorp, Inc. (a)	1,100,000	$ 11,946
New Hampshire Thrift Bancshares, Inc.	149,500	2,243
		233,599
TOTAL FINANCIALS		5,387,180
HEALTH CARE - 8.9%
Biotechnology - 0.8%
Amgen, Inc.	2,912,400	371,011
Health Care Equipment & Supplies - 1.1%
Apex Biotechnology Corp.	1,400,000	2,782
Arts Optical International Holdings Ltd. (e)	32,978,640	10,016
Atrion Corp.	9,800	2,754
Audika SA (a)	292,700	5,181
Boston Scientific Corp. (a)	1,166,200	14,904
Exactech, Inc. (a)	48,600	1,105
Hoshiiryou Sanki Co. Ltd. (e)	349,500	10,695
Huvitz Co. Ltd. (e)	1,000,000	12,665
Invacare Corp.	874,600	13,093
Microlife Corp.	2,641,000	6,198
Mindray Medical International Ltd. sponsored ADR (d)	49,800	1,496
Nakanishi, Inc.	1,213,700	51,416
Prim SA (e)	1,683,700	14,023
ResMed, Inc. (d)	340,200	17,602
Span-America Medical System, Inc. (e)	280,600	5,472
St. Jude Medical, Inc.	2,389,600	155,778
Supermax Corp. Bhd	10,500,000	7,125
Techno Medica Co. Ltd.	45,000	1,029
Top Glove Corp. Bhd	1,000,000	1,445
Utah Medical Products, Inc. (e)	412,600	21,459
Zimmer Holdings, Inc.	1,792,200	179,345
		535,583
Health Care Providers & Services - 6.0%
A/S One Corp.	248,900	7,467
Aetna, Inc.	4,978,300	385,968
Almost Family, Inc. (a)(e)	909,414	21,317
Amedisys, Inc. (a)	1,419,800	28,652
Bio-Reference Laboratories, Inc. (a)(d)	498,200	15,638
Diversicare Healthcare Services, Inc.	224,000	1,503
DVx, Inc. (e)	817,800	7,461
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Grupo Casa Saba SA de CV (a)	12,584,200	$ 7,568
Hanger, Inc. (a)	97,200	3,076
Hi-Clearance, Inc.	400,000	1,228
LHC Group, Inc. (a)(e)	1,839,700	43,196
Medica Sur SA de CV	398,300	1,486
MEDNAX, Inc. (a)	194,200	11,493
National Healthcare Corp.	6,500	357
Pelion SA (e)	631,100	14,467
The Ensign Group, Inc.	684,200	22,531
Triple-S Management Corp. (a)(e)	2,425,534	41,913
Tsukui Corp. (e)	2,319,900	21,377
U.S. Physical Therapy, Inc.	487,100	17,019
United Drug PLC (United Kingdom)	10,226,319	61,360
UnitedHealth Group, Inc.	22,029,000	1,785,450
Universal American Spin Corp.	498,000	3,954
Wellcare Health Plans, Inc. (a)	796,500	49,686
WellPoint, Inc.	2,184,300	239,858
WIN-Partners Co. Ltd. (e)	1,480,600	17,424
		2,811,449
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (a)	88,600	596
ND Software Co. Ltd. (e)	703,800	14,791
Quality Systems, Inc.	485,400	7,529
		22,916
Life Sciences Tools & Services - 0.0%
CMIC Co. Ltd.	49,800	937
Pharmaceuticals - 0.9%
AbbVie, Inc.	242,700	12,703
Bliss Gvs Pharma Ltd. (a)	4,400,000	3,392
Daewon Pharmaceutical Co. Ltd. (e)	1,635,165	17,803
Daewoong Co. Ltd.	185,040	7,165
DongKook Pharmaceutical Co. Ltd. (e)	800,000	23,113
Endo Health Solutions, Inc. (a)	289,100	19,393
FDC Ltd.	3,600,000	8,297
Fuji Pharma Co. Ltd.	273,800	4,999
Il Dong Holdings Co. Ltd. (e)	2,506,600	33,888
Jeil Pharmaceutical Co. (e)	1,484,800	41,772
Kaken Pharmaceutical Co. Ltd.	121,000	2,704
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	28,744
Mylan, Inc. (a)	437,300	21,590
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmstandard OJSC (a)	19,900	$ 657
Phibro Animal Health Corp. Class A	1,493,900	28,324
Recordati SpA	6,471,800	107,026
Torrent Pharmaceuticals Ltd.	150,000	1,836
Tsumura & Co.	846,300	20,347
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	27,350
		411,103
TOTAL HEALTH CARE		4,152,999
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	776,600	26,839
GenCorp, Inc. (non-vtg.) (a)(d)	595,300	10,567
Magellan Aerospace Corp.	622,300	6,906
Textron, Inc.	397,500	14,457
		58,769
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(e)	237,500	2,753
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,021,942	69,191
Hub Group, Inc. Class A (a)	374,308	17,286
UTi Worldwide, Inc.	1,112,735	10,526
Yusen Logistics Co. Ltd. (e)	3,783,500	43,703
		143,459
Airlines - 0.1%
JetBlue Airways Corp. (a)(d)	2,219,100	23,789
Republic Airways Holdings, Inc. (a)	1,095,300	10,887
SkyWest, Inc.	995,700	10,644
		45,320
Building Products - 0.0%
Kingspan Group PLC (Ireland)	99,600	1,704
Kondotec, Inc. (e)	1,692,600	11,235
		12,939
Commercial Services & Supplies - 1.3%
1010 Printing Group Ltd.	22,523,640	2,874
Aeon Delight Co. Ltd.	497,800	11,891
AJIS Co. Ltd. (e)	522,800	8,540
Asia File Corp. Bhd	2,800,000	6,405
CECO Environmental Corp.	777,500	10,558
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Civeo Corp.	5,029,700	$ 127,754
Fursys, Inc. (e)	950,000	30,525
Industrial Services of America, Inc. (a)(d)	81,500	497
Knoll, Inc. (e)	2,987,000	50,211
Mears Group PLC	1,658,915	13,023
Mitie Group PLC (e)	22,584,100	116,293
Moleskine SpA (a)(d)	348,500	569
Moshi Moshi Hotline, Inc.	796,500	7,772
Multi-Color Corp.	388,300	15,287
Nac Co. Ltd. (e)	1,213,500	16,765
NICE Total Cash Management Co., Ltd. (e)	2,601,400	6,502
Prestige International, Inc.	805,800	6,691
Progressive Waste Solution Ltd. (Canada)	1,004,400	25,212
RPS Group PLC	597,400	2,577
United Stationers, Inc. (e)	2,360,544	91,070
VICOM Ltd.	3,301,000	17,504
West Corp.	933,000	24,043
		592,563
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	7,615,400	258,543
Arcadis NV (d)	1,244,600	38,931
Astaldi SpA (d)	2,389,600	23,071
Ausdrill Ltd.	2,455,102	2,455
Badger Daylighting Ltd.	286,700	8,393
C-Cube Corp.	165,400	731
Daiichi Kensetsu Corp. (e)	2,024,900	28,865
Engineers India Ltd.	2,150,008	9,892
EPCO Co. Ltd. (d)	149,300	2,308
Foster Wheeler AG	374,500	12,344
Geumhwa PSC Co. Ltd. (e)	325,000	13,551
Heijmans NV (Certificaten Van Aandelen)	179,600	2,558
Jacobs Engineering Group, Inc. (a)	226,500	11,508
Kier Group PLC (d)	631,431	18,634
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	14,021
Meisei Industrial Co. Ltd.	1,294,000	7,178
Mirait Holdings Corp.	1,991,300	19,802
Nippon Rietec Co. Ltd.	1,155,000	8,888
Sanyo Engineering & Construction, Inc.	622,000	3,071
Severfield PLC (a)	3,236,033	3,305
Shinnihon Corp.	1,844,600	5,874
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shinsegae Engineering & Construction Co. Ltd. (a)(e)	250,000	$ 4,744
ShoLodge, Inc. (a)(e)	486,027	2
Sterling Construction Co., Inc. (a)(e)	1,754,600	15,563
Tutor Perini Corp. (a)	647,200	17,623
United Integration Services Co. Ltd.	5,000,000	4,744
URS Corp.	342,472	19,613
Vianini Lavori SpA	697,000	4,816
		561,028
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,624,000	5,324
Aros Quality Group AB	849,500	10,991
AZZ, Inc. (e)	1,456,300	63,553
Babcock & Wilcox Co.	617,082	19,154
Bharat Heavy Electricals Ltd.	22,000,000	82,319
Chiyoda Integre Co. Ltd.	510,200	7,456
EnerSys	291,600	18,496
FW Thorpe PLC	4,978,300	11,136
GrafTech International Ltd. (a)	97,100	816
Graphite India Ltd.	2,200,000	3,955
Hammond Power Solutions, Inc. Class A	381,300	2,833
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	17,949
Jinpan International Ltd.	366,640	2,229
Korea Electric Terminal Co. Ltd. (e)	700,000	30,276
Servotronics, Inc. (e)	159,300	1,053
TKH Group NV unit (e)	2,091,000	65,799
Universal Security Instruments, Inc. (a)(e)	234,255	857
		344,196
Industrial Conglomerates - 1.0%
DCC PLC (United Kingdom) (e)	7,965,300	455,343
Reunert Ltd.	1,991,400	11,939
		467,282
Machinery - 1.5%
Aalberts Industries NV (e)	9,222,700	281,757
Allison Transmission Holdings, Inc.	619,400	18,136
ASL Marine Holdings Ltd. (e)	31,133,000	16,853
CKD Corp.	1,553,300	13,867
Foremost Income Fund	2,141,103	11,488
Gencor Industries, Inc. (a)(e)	448,300	4,833
Global Brass & Copper Holdings, Inc. (e)	1,121,100	17,018
Hurco Companies, Inc. (e)	623,300	20,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 13,316
Hyster-Yale Materials Handling:
Class A	242,700	19,440
Class B (a)	310,000	24,831
Ihara Science Corp. (e)	1,111,100	9,965
Jaya Holdings Ltd. (e)	72,490,000	3,588
Kyowakogyosyo Co. Ltd. (e)	364,000	2,650
Metka SA	821,400	13,309
Mincon Group PLC (a)	2,385,960	2,431
Mirle Automation Corp.	4,000,000	3,847
Nadex Co. Ltd. (e)	932,000	5,729
Nakano Refrigerators Co. Ltd.	19,900	550
Nitchitsu Co. Ltd.	422,000	867
Oshkosh Truck Corp.	2,290,000	105,844
S&T Holdings Co. Ltd. (e)	810,000	13,996
Semperit AG Holding	524,100	29,328
SIMPAC, Inc.	583,000	4,059
Takamatsu Machinery Co. Ltd.	412,600	3,370
Takeuchi Manufacturing Co. Ltd. (d)	100,000	4,102
Techno Smart Corp. (e)	1,050,000	5,246
Tocalo Co. Ltd. (e)	922,300	15,754
TriMas Corp. (a)	388,700	12,314
Trinity Industrial Corp.	823,000	3,491
Valmet Corp.	321,900	3,386
Young Poong Precision Corp.	138,011	1,461
		686,840
Marine - 0.0%
DryShips, Inc. (d)	2,403,000	6,873
Matson, Inc.	12,900	348
Tokyo Kisen Co. Ltd. (e)	971,000	5,487
		12,708
Professional Services - 0.6%
Akka Technologies SA (e)	1,176,241	41,030
Boardroom Ltd.	3,016,142	1,405
CBIZ, Inc. (a)	970,800	7,922
Clarius Group Ltd. (a)	4,121,898	978
CRA International, Inc. (a)(e)	982,600	23,464
Exova Group Ltd. PLC (a)	4,977,800	19,413
FTI Consulting, Inc. (a)	315,000	11,642
Hyder Consulting PLC	647,200	7,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	119,371	$ 4,127
McMillan Shakespeare Ltd.	49,759	435
Sporton International, Inc.	1,400,600	6,681
Stantec, Inc.	2,041,100	129,503
Synergie SA	149,300	3,565
VSE Corp. (e)	515,440	30,705
		287,896
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,673,400	17,922
CSX Corp.	679,500	20,331
Hamakyorex Co. Ltd. (e)	733,900	22,785
Higashi Twenty One Co. Ltd.	94,600	524
Hutech Norin Co. Ltd. (e)	1,013,300	10,027
Roadrunner Transportation Systems, Inc. (a)	583,000	14,657
Sakai Moving Service Co. Ltd. (d)(e)	762,700	28,310
Trancom Co. Ltd. (e)	1,002,200	39,830
Universal Truckload Services, Inc.	537,309	13,051
		167,437
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,443,800	23,023
AerCap Holdings NV (a)	432,496	18,870
Goodfellow, Inc. (e)	846,900	7,612
Hanwa Co. Ltd.	631,000	2,617
HD Supply Holdings, Inc. (a)	362,200	9,207
Houston Wire & Cable Co. (e)	1,224,700	14,709
KS Energy Services Ltd. (a)	15,433,000	5,754
Meiwa Corp.	391,400	1,645
Mitani Shoji Co. Ltd.	778,200	21,637
Otec Corp.	145,700	1,153
Parker Corp. (e)	2,601,000	10,561
Richelieu Hardware Ltd. (d)	339,800	15,984
Senshu Electric Co. Ltd. (e)	1,048,400	15,708
Strongco Corp. (a)(e)	995,388	3,296
Tanaka Co. Ltd.	42,700	277
TECHNO ASSOCIE Co. Ltd.	275,600	2,601
Titan Machinery, Inc. (a)(e)	1,124,800	16,490
Totech Corp. (e)	1,018,900	7,537
		178,681
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,524,300	9,659
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Meiko Transportation Co. Ltd.	971,000	$ 9,682
Sinwa Ltd. (e)	23,420,000	4,865
Wesco Aircraft Holdings, Inc. (a)	680,200	12,890
		37,096
TOTAL INDUSTRIALS		3,596,214
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.4%
Bel Fuse, Inc. Class A (e)	233,500	5,387
Black Box Corp. (e)	1,748,340	36,191
Calix Networks, Inc. (a)	1,044,300	9,702
ClearOne, Inc. (a)	203,900	1,966
Ixia (a)	1,216,000	13,011
Juniper Networks, Inc.	185,000	4,355
Mitel Networks Corp. (a)	1,692,600	18,737
NETGEAR, Inc. (a)(e)	2,468,300	77,282
Parrot SA (a)	145,700	3,365
Polycom, Inc. (a)	355,000	4,551
Tessco Technologies, Inc. (e)	510,100	15,558
		190,105
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	1,095,200	5,682
AAC Technology Holdings, Inc.	398,500	2,363
Beijer Electronics AB	96,500	850
CDW Corp.	680,200	21,011
DigiTech Systems Co., Ltd. (a)	725,000	1,495
Dynapack International Technology Corp.	3,200,000	8,866
Elec & Eltek International Co. Ltd.	1,747,000	2,687
Elematec Corp. (e)	1,165,000	21,667
Excel Co. Ltd. (e)	883,300	17,995
Fabrinet (a)	248,900	4,630
Hana Microelectronics PCL (For. Reg.)	5,131,900	5,903
Hi-P International Ltd.	20,460,000	10,580
Hon Hai Precision Industry Co. Ltd. (Foxconn)	141,500,000	483,707
Huan Hsin Holdings Ltd. (a)	5,825,000	93
IDIS Holdings Co. Ltd. (e)	800,000	10,574
Image Sensing Systems, Inc. (a)(e)	355,085	902
Insight Enterprises, Inc. (a)	775,000	20,359
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	14,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
INTOPS Co. Ltd. (e)	859,900	$ 15,300
Isra Vision AG (e)	425,300	26,613
Jabil Circuit, Inc.	434,300	8,669
Kingboard Chemical Holdings Ltd. (e)	91,800,000	192,634
Kingboard Laminates Holdings Ltd.	8,737,500	3,606
Kitagawa Industries Co. Ltd.	97,100	983
Lumax International Corp. Ltd.	1,400,000	3,278
Mesa Laboratories, Inc. (e)	301,000	23,017
Multi-Fineline Electronix, Inc. (a)(e)	2,403,397	23,457
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,493,500	9,776
Nippo Ltd. (e)	885,621	3,637
Orbotech Ltd. (a)	970,800	15,659
Pinnacle Technology Holdings Ltd. (e)	9,260,100	11,606
Redington India Ltd.	4,350,000	7,089
Rofin-Sinar Technologies, Inc. (a)	174,200	3,803
ScanSource, Inc. (a)(e)	1,991,300	71,308
Shibaura Electronics Co. Ltd. (e)	755,100	15,062
Sigmatron International, Inc. (a)	200,000	2,230
Simplo Technology Co. Ltd.	7,000,000	37,896
SYNNEX Corp. (a)(e)	3,402,700	219,474
Taitron Components, Inc. Class A (sub. vtg.) (a)	250,400	243
Tomen Devices Corp. (e)	660,200	11,462
Tomen Electronics Corp. (e)	1,448,900	23,083
Tripod Technology Corp.	600,000	1,133
UKC Holdings Corp. (e)	1,524,200	23,792
Venture Corp. Ltd.	2,589,000	16,808
VST Holdings Ltd. (e)	145,040,000	37,074
Wireless Telecom Group, Inc. (a)	487,900	1,234
XAC Automation Corp.	1,500,000	1,786
		1,445,257
Internet Software & Services - 0.2%
Blucora, Inc. (a)	456,800	7,798
Conversant, Inc. (a)(d)	680,200	15,896
DeNA Co. Ltd. (d)	597,400	7,705
Gabia, Inc. (e)	1,342,000	6,631
Liquidity Services, Inc. (a)(d)	1,593,500	21,496
Melbourne IT Ltd. (e)	7,946,121	11,855
NetGem SA	995,700	3,320
Rentabiliweb Group SA (a)	89,600	1,014
SBS Contents Hub Co. Ltd.	200,000	2,965
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Softbank Technology Corp. (d)	250,900	$ 3,697
Stamps.com, Inc. (a)	204,098	6,456
UANGEL Corp. (e)	750,000	2,764
Yahoo!, Inc. (a)	368,900	13,210
		104,807
IT Services - 4.7%
ALTEN	859,500	41,427
Amdocs Ltd.	7,983,200	361,958
Argo Graphics, Inc.	448,000	7,488
Blackhawk Network Holdings, Inc. (a)	2,005,486	55,933
Calian Technologies Ltd. (e)	755,800	14,688
CGI Group, Inc. Class A (sub. vtg.) (a)	534,500	19,172
Computer Sciences Corp.	4,611,700	287,724
Computer Services, Inc.	273,800	9,597
CSE Global Ltd. (e)	47,657,000	27,687
Data#3 Ltd.	3,285,689	2,484
Datalink Corp. (a)	897,859	10,146
Dimerco Data System Corp.	600,000	442
eClerx	1,250,000	26,682
EOH Holdings Ltd. (e)	7,766,200	68,225
EPAM Systems, Inc. (a)	498,100	19,257
Estore Corp.	126,300	1,132
EVERTEC, Inc.	597,400	13,358
ExlService Holdings, Inc. (a)	332,524	9,327
Genpact Ltd. (a)	583,000	10,261
Heartland Payment Systems, Inc. (d)(e)	1,941,617	92,227
Hexaware Technologies Ltd.	600,000	1,398
HIQ International AB	821,400	4,418
Indra Sistemas (d)(e)	15,930,600	246,916
Know IT AB (e)	1,676,600	14,765
Korea Information & Communication Co. Ltd. (a)	200,000	1,135
Leidos Holdings, Inc.	1,213,500	44,827
Luxoft Holding, Inc. (a)	121,400	3,859
ManTech International Corp. Class A	1,792,200	48,389
Mastek Ltd. (e)	2,025,000	6,384
NCI, Inc. Class A (a)(e)	871,230	7,824
Neustar, Inc. Class A (a)(d)	2,365,607	65,906
Panasonic Information Systems Co. (e)	617,300	16,217
Rolta India Ltd.	2,699,942	4,720
Science Applications International Corp.	728,100	30,413
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA (e)	1,941,600	$ 18,979
Softcreate Co. Ltd.	310,600	2,623
Sopra Group SA	18,561	2,009
The Western Union Co.	21,108,100	368,759
Total System Services, Inc.	995,700	31,862
TravelSky Technology Ltd. (H Shares)	3,000,000	2,708
Unisys Corp. (a)	429,900	9,153
Vantiv, Inc. (a)	583,100	19,114
VeriFone Systems, Inc. (a)	846,800	28,376
Xerox Corp.	9,956,600	132,025
		2,191,994
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,475,600	22,652
Audience, Inc. (a)	538,300	5,130
Axell Corp. (e)	896,100	14,165
Broadcom Corp. Class A	343,600	13,146
Lasertec Corp. (a)	497,800	5,074
Leeno Industrial, Inc. (e)	850,000	29,484
Melexis NV (e)	2,987,000	138,271
Miraial Co. Ltd.	210,600	3,545
Nextchip Co. Ltd. (a)(e)	1,070,110	2,932
Phison Electronics Corp.	300,000	2,193
Powertech Technology, Inc.	9,460,000	15,745
Telechips, Inc. (a)(e)	1,058,800	4,533
Trio-Tech International (a)(e)	278,800	1,032
Varitronix International Ltd.	8,463,000	7,762
Y.A.C. Co., Ltd.	448,800	2,958
		268,622
Software - 5.5%
AdaptIT Holdings Ltd.	3,285,700	2,445
ANSYS, Inc. (a)(e)	4,853,900	373,459
Autodesk, Inc. (a)	192,200	10,254
AVG Technologies NV (a)	351,100	5,969
Axway Software SA	48,600	1,266
BroadSoft, Inc. (a)	253,200	6,178
Cybernet Systems Co. Ltd. (e)	1,990,100	7,278
Ebix, Inc. (d)(e)	2,591,600	32,550
Exact Holdings NV	697,000	29,026
Geodesic Ltd. (a)(e)	4,873,000	141
ICT Automatisering NV (e)	848,500	5,754
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
IGE + XAO SA	38,800	$ 3,089
Infomedia Ltd.	11,947,959	9,507
InfoVine Co. Ltd. (e)	175,000	4,567
init innovation in traffic systems AG	9,708	251
Jorudan Co. Ltd. (e)	509,700	3,396
King Digital Entertainment PLC (a)(d)	299,300	5,821
KPIT Cummins Infosystems Ltd.	7,000,000	17,843
KSK Co., Ltd. (e)	622,600	4,659
Micro Focus International PLC	398,300	5,716
Microsoft Corp.	30,069,000	1,297,778
Net 1 UEPS Technologies, Inc. (a)	697,000	7,423
NIIT Technologies Ltd.	2,018,000	12,488
Nuance Communications, Inc. (a)	478,500	8,699
Nucleus Software Exports Ltd. (e)	2,200,000	7,468
Oracle Corp.	13,176,200	532,187
Parametric Technology Corp. (a)	601,188	21,619
Pro-Ship, Inc.	147,800	3,620
Software AG (Bearer) (d)	3,484,800	87,587
Sword Group (e)	588,700	14,347
Symantec Corp.	591,400	13,993
Synopsys, Inc. (a)	340,200	12,849
Vasco Data Security International, Inc. (a)	1,700,400	23,074
Vitec Software Group AB	203,900	3,990
Zensar Technologies Ltd.	738,500	5,111
		2,581,402
Technology Hardware, Storage & Peripherals - 5.1%
Compal Electronics, Inc.	150,050,000	137,783
EMC Corp.	536,700	15,725
Hewlett-Packard Co.	6,355,500	226,319
Lexmark International, Inc. Class A	1,891,800	90,863
Logitech International SA (Reg.) (d)	4,231,570	62,397
NCR Corp. (a)	693,400	21,461
QLogic Corp. (a)	962,956	8,763
Quantum Corp. (a)	6,537,100	8,171
Seagate Technology LLC (e)	29,123,200	1,706,620
Silicon Graphics International Corp. (a)	917,400	8,724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)(e)	2,247,322	$ 58,812
TPV Technology Ltd.	81,548,000	17,527
		2,363,165
TOTAL INFORMATION TECHNOLOGY		9,145,352
MATERIALS - 2.8%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	7,838
C. Uyemura & Co. Ltd. (e)	622,300	34,020
Chase Corp. (e)	878,586	29,652
Core Molding Technologies, Inc. (a)(e)	398,300	5,277
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	20,290
Deepak Nitrite Ltd. (e)	6,000,000	7,934
EcoGreen Fine Chemical Group Ltd. (e)	43,796,000	13,710
FMC Corp.	2,912,300	189,940
Fujikura Kasei Co., Ltd. (e)	3,176,200	16,414
Fuso Chemical Co. Ltd.	261,600	9,043
Gujarat Narmada Valley Fertilizers Co. (e)	11,757,397	17,956
Gujarat State Fertilizers & Chemicals Ltd. (e)	31,000,000	39,198
Honshu Chemical Industry Co. Ltd. (e)	923,000	7,278
Huabao International Holdings Ltd.	2,987,000	2,169
Innospec, Inc.	970,800	39,036
Intrepid Potash, Inc. (a)(d)	777,500	11,515
KPC Holdings Corp.	43,478	2,828
KPX Chemical Co. Ltd.	163,083	9,257
KPX Green Chemical Co. Ltd.	200,000	1,174
Kraton Performance Polymers, Inc. (a)	1,095,200	22,572
Miwon Chemicals Co. Ltd.	55,095	1,905
Miwon Commercial Co. Ltd. (a)	13,819	2,279
Muto Seiko Co. Ltd.	291,200	1,752
Nano Chem Tech, Inc.	125,000	424
Nuplex Industries Ltd.	4,304,414	10,860
OM Group, Inc. (e)	1,941,600	54,889
PolyOne Corp.	335,300	12,725
RPM International, Inc.	388,700	17,173
SK Kaken Co. Ltd.	378,000	31,897
Soda Aromatic Co. Ltd.	275,700	2,509
Soken Chemical & Engineer Co. Ltd. (e)	781,500	8,865
T&K Toka Co. Ltd. (e)	796,500	16,827
Thai Carbon Black PCL (For. Reg.)	13,441,500	10,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Rayon PCL (For. Reg.)	3,186,100	$ 3,325
Tronox Ltd. Class A	691,700	18,358
Yara International ASA	4,480,900	205,357
Yip's Chemical Holdings Ltd. (e)	30,096,000	19,617
		905,899
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	825,900	4,355
Mitani Sekisan Co. Ltd. (e)	1,742,400	26,116
Titan Cement Co. SA (Reg.)	746,700	22,997
		53,468
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	100,000	38
Ball Corp.	280,630	17,191
Chuoh Pack Industry Co. Ltd. (e)	495,000	6,250
Kohsoku Corp. (e)	2,036,100	18,643
Samhwa Crown & Closure Co. Ltd.	50,000	1,615
Sealed Air Corp.	485,900	15,607
Silgan Holdings, Inc.	873,700	43,004
Sonoco Products Co.	372,800	14,591
Starlite Holdings Ltd.	2,914,000	170
The Pack Corp. (e)	1,931,900	38,239
		155,348
Metals & Mining - 0.4%
Alconix Corp. (e)	1,233,800	18,564
Blue Earth Refineries, Inc. (a)	266,309	0
Chubu Steel Plate Co. Ltd.	485,400	2,566
Cliffs Natural Resources, Inc. (d)	800,000	13,960
Compania de Minas Buenaventura SA sponsored ADR	2,240,200	26,233
Fortescue Metals Group Ltd.	1,511,268	6,775
Freeport-McMoRan Copper & Gold, Inc.	424,600	15,804
Handy & Harman Ltd. (a)	34,700	781
Hill & Smith Holdings PLC	2,090,900	17,933
Korea Steel Shapes Co. Ltd.	34,000	1,111
Orosur Mining, Inc. (a)	3,484,800	799
Orvana Minerals Corp. (a)	896,097	403
Pacific Metals Co. Ltd. (a)	4,466,000	21,969
Sherritt International Corp.	1,553,300	6,382
Tohoku Steel Co. Ltd. (e)	733,000	9,460
Tokyo Kohtetsu Co. Ltd. (e)	1,393,900	5,646
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Tekko Co. Ltd. (e)	4,466,000	$ 23,726
Webco Industries, Inc. (a)	8,922	749
		172,861
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	67,300	393
Stella-Jones, Inc. (a)	600,000	14,858
		15,251
TOTAL MATERIALS		1,302,827
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	96,500	142
Asia Satellite Telecommunications Holdings Ltd.	398,500	1,376
Atlantic Tele-Network, Inc.	248,900	14,563
		16,081
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	970,800	30,172
Gas Utilities - 0.1%
GAIL India Ltd.	1,200,000	8,609
Hokuriku Gas Co.	1,792,000	4,595
K&O Energy Group, Inc. (a)	501,000	7,352
Keiyo Gas Co. Ltd.	606,000	2,975
KyungDong City Gas Co. Ltd.	153,670	18,214
Kyungnam Energy Co. Ltd.	200,000	1,422
		43,167
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	16,087
Multi-Utilities - 0.0%
CMS Energy Corp.	892,900	25,832
Water Utilities - 0.0%
Manila Water Co., Inc.	972,500	596
TOTAL UTILITIES		115,854
TOTAL COMMON STOCKS (Cost $21,775,405)		40,342,356
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,720
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,991,300	19,945
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,101)		21,665
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14 (Cost $35,937)	$ 36,060	11,629
Money Market Funds - 14.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,523,404,635	6,523,405
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	448,565,903	448,566
TOTAL MONEY MARKET FUNDS (Cost $6,971,971)		6,971,971
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $28,800,414)		47,347,621
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(574,370)
NET ASSETS - 100%		$ 46,773,251
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,537
Fidelity Securities Lending Cash Central Fund	11,318
Total	$ 17,855
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ 9,227*	$ 4,464	$ 281,757
Aastra Technologies Ltd.	25,843	-	26,530	6,268	-
Abbey PLC	23,711	38	978*	261	30,448
Abercrombie & Fitch Co. Class A	299,220	55,586	10,909*	5,679	289,830
Accell Group NV	43,841	602	1,409*	1,526	43,386
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	7,838
AECOM Technology Corp.	256,108	8,605	7,133*	-	258,543
Aeropostale, Inc.	123,720	-	-	-	27,148
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air T, Inc.	$ 2,571	$ -	$ 92*	$ -	$ 2,753
AJIS Co. Ltd.	7,441	-	239*	209	8,540
Akka Technologies SA	22,673	10,918	1,098*	756	41,030
Albemarle & Bond Holdings PLC	5,818	1,227	25*	-	356
Alconix Corp.	12,209	-	405*	371	18,564
Almost Family, Inc.	17,921	-	658*	-	21,317
Alpha & Omega Semiconductor Ltd.	19,508	-	563*	-	22,652
Alps Logistics Co. Ltd.	18,309	-	544*	544	17,922
Ambassadors Group, Inc.	6,444	-	202*	-	7,390
Amdocs Ltd.	328,084	-	24,483*	4,711	-
ANSYS, Inc.	399,200	-	11,122*	-	373,459
APRIL	51,140	5,538	1,888*	1,588	60,280
Ark Restaurants Corp.	4,734	-	348*	221	4,456
Arrhythmia Research Technology, Inc.	629	-	896*	-	-
Arts Optical International Holdings Ltd.	7,534	-	261*	216	10,016
ASL Marine Holdings Ltd.	8,850	7,855	492*	336	16,853
Assurant, Inc.	284,340	-	10,031*	5,320	322,933
ASTI Corp.	3,128	200	79*	12	2,661
Atlas Air Worldwide Holdings, Inc.	-	68,861	1,521*	-	69,191
Avery Dennison Corp.	284,036	-	292,337	1,914	-
Axell Corp.	17,837	-	474*	457	14,165
Axis Capital Holdings Ltd.	345,875	-	17,618*	8,266	325,726
AZZ, Inc.	56,745	-	1,931*	829	63,553
Barratt Developments PLC	416,580	685	16,732*	7,817	481,338
Bel Fuse, Inc. Class A	4,238	-	1,098*	61	5,387
Belc Co. Ltd.	36,624	-	1,198*	767	56,050
Belluna Co. Ltd.	51,620	754	1,407*	1,150	48,790
Best Buy Co., Inc.	717,045	301,265	38,698*	19,767	1,021,017
Black Box Corp.	48,731	-	1,200*	658	36,191
Blackhawk Network Holdings, Inc.	-	49,251	2,044	-	-
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	2,194*	1,089	67,542
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
C. Uyemura & Co. Ltd.	$ 30,116	$ -	$ 1,548*	$ 506	$ 34,020
Cal Dive International, Inc.	12,984	-	1,192*	-	6,403
Calian Technologies Ltd.	13,833	-	386*	690	14,688
Career Education Corp.	21,638	-	1,284*	-	33,337
Cash Converters International Ltd.	24,925	880	636*	866	24,558
Cathay General Bancorp	98,010	-	21,549*	637	-
CEC Entertainment, Inc.	83,180	-	106,946	980	-
Chase Corp.	25,113	-	865*	407	29,652
Chime Communications PLC	20,234	-	2,242*	536	-
Chuoh Pack Industry Co. Ltd.	5,469	-	157*	184	6,250
Citi Trends, Inc.	15,499	-	18,365*	-	-
CKD Corp.	30,600	-	23,620*	428	-
Clip Corp.	3,635	-	103*	141	3,253
Codorus Valley Bancorp, Inc.	3,624	5,095	201*	156	9,462
Core Molding Technologies, Inc.	3,240	1,397	1,460*	-	5,277
Cosmos Pharmaceutical Corp.	196,696	-	5,784*	889	220,093
CRA International, Inc.	17,417	2,084	743*	-	23,464
Create SD Holdings Co. Ltd.	81,087	-	2,076*	1,130	78,557
CSE Global Ltd.	30,745	1,229	687*	12,541	27,687
Cybernet Systems Co. Ltd.	6,574	-	210*	292	7,278
Daewon Pharmaceutical Co. Ltd.	17,353	580	-	92	17,803
Daiichi Kensetsu Corp.	23,493	699	808*	395	28,865
DCC PLC (United Kingdom)	336,898	-	18,829*	10,310	455,343
Deepak Fertilisers and Petrochemicals Corp. Ltd.	10,529	-	-	817	20,290
Deepak Nitrite Ltd.	2,686	112	431	99	7,934
Diversicare Healthcare Services, Inc.	1,844	-	791*	70	-
Divestco, Inc.	576	-	23*	-	514
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dong Suh Companies, Inc.	$ 69,080	$ 10,228	$ -	$ 2,016	$ 98,054
DongKook Pharmaceutical Co. Ltd.	17,758	10,076	-	138	23,113
Doshisha Co. Ltd.	23,239	5,772	899*	506	36,672
DVx, Inc.	7,872	-	270*	109	7,461
Ebix, Inc.	30,740	3,334	3,277*	373	32,550
EcoGreen Fine Chemical Group Ltd.	8,492	-	295*	490	13,710
Educational Development Corp.	1,203	-	41*	123	1,803
Elematec Corp.	9,892	6,853	664*	526	21,667
Endurance Specialty Holdings Ltd.	136,838	-	4,025*	3,410	133,500
EOH Holdings Ltd.	49,769	17	4,515*	687	68,225
Excel Co. Ltd.	10,640	-	322	262	17,995
F&F Co. Ltd.	4,912	-	647	65	-
Farstad Shipping ASA	69,780	-	1,821*	1,180	56,831
Federal Screw Works	237	-	118*	-	-
First Juken Co. Ltd.	22,801	-	635*	603	21,501
Folli Follie SA	102,612	713	8,357*	-	175,629
Food Empire Holdings Ltd.	27,265	-	494*	230	15,401
Foremost Income Fund	17,094	-	-	556	-
Fresh Del Monte Produce, Inc.	176,967	-	5,185*	3,130	183,119
Fuji Kosan Co. Ltd.	315	4,555	148*	106	4,721
Fuji Oil Co. Ltd. (formerly AOC Holdings, Inc.)	19,711	-	1,946*	260	18,497
Fujikura Kasei Co., Ltd.	15,404	-	561*	413	16,414
Fursys, Inc.	22,429	2,184	-	524	30,525
Fyffes PLC (Ireland)	26,042	869	1,427*	858	40,978
Gabia, Inc.	3,523	3,472	-	14	6,631
GameStop Corp. Class A	343,420	-	56,354*	7,211	244,471
Gencor Industries, Inc.	3,011	755	124*	-	4,833
Genky Stores, Inc.	5,111	-	161*	104	9,170
Genworth MI Canada, Inc.	157,381	1,258	31,327*	6,012	173,311
Geodesic Ltd.	304	-	-	-	141
Geumhwa PSC Co. Ltd.	2,975	6,630	-	212	13,551
Gildan Activewear, Inc.	345,886	-	31,942*	2,630	416,798
Glentel, Inc.	31,307	3,705	726*	875	21,636
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Global Brass & Copper Holdings, Inc.	$ -	$ 19,153	$ 520*	$ 101	$ 17,018
Goodfellow, Inc.	7,368	130	219*	271	7,612
Green Dot Corp. Class A	69,840	968	25,926*	-	35,823
Greggs PLC	17,528	50,948	2,434*	2,612	85,359
Guess?, Inc.	278,470	14,118	7,820*	7,149	220,700
Gujarat Narmada Valley Fertilizers Co.	8,131	5,869	-	392	17,956
Gujarat State Fertilizers & Chemicals Ltd.	21,553	6,269	-	1,031	39,198
Gulliver International Co. Ltd.	47,192	-	13,975*	829	52,416
Halows Co. Ltd.	12,649	1,586	505*	201	17,545
Hamakyorex Co. Ltd.	24,704	169	630*	285	22,785
Hampshire Group Ltd.	4,140	-	98*	-	3,215
Handsome Co. Ltd.	60,161	-	-	615	64,893
Hankook Shell Oil Co. Ltd.	23,328	-	449	1,071	32,938
Hanwha Galleria Timeworld Co. Ltd.	10,924	-	-	269	15,301
Heartland Payment Systems, Inc.	74,621	-	2,558*	616	92,227
Helen of Troy Ltd.	135,511	-	26,938*	-	148,105
Henry Boot PLC	21,879	-	10,601*	489	-
Hiday Hidaka Corp.	26,610	-	880*	419	33,700
Honshu Chemical Industry Co. Ltd.	5,819	362	207*	132	7,278
Hoshiiryou Sanki Co. Ltd.	7,963	1,375	322*	153	10,695
Houston Wire & Cable Co.	18,754	55	572*	566	14,709
HTL International Holdings Ltd.	6,275	-	183*	-	6,374
Hurco Companies, Inc.	18,055	223	471*	150	20,014
Hutech Norin Co. Ltd.	10,713	-	300*	264	10,027
Huvitz Co. Ltd.	16,703	395	-	38	12,665
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	260	13,316
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	2,171	1,510	1,149	17,949
IA Group Corp.	5,988	-	186*	235	6,654
ICT Automatisering NV	4,418	-	179*	148	5,754
IDIS Holdings Co. Ltd.	9,104	1,524	-	28	10,574
Ihara Science Corp.	6,322	842	255*	195	9,965
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Il Dong Holdings Co. Ltd.	$ 22,641	$ -	$ -	$ 316	$ 33,888
Image Sensing Systems, Inc.	2,611	-	53*	-	902
Indra Sistemas	222,717	-	9,033*	6,267	246,916
Infomedia Ltd.	8,198	-	2,576*	444	-
InfoVine Co. Ltd.	-	4,964	-	61	4,567
Intage Holdings, Inc.	25,795	-	916*	488	28,886
Intelligent Digital Integrated Security Co. Ltd.	18,391	76	-	259	14,181
INTOPS Co. Ltd.	18,060	-	-	273	15,300
INZI Controls Co. Ltd.	7,299	-	-	120	7,865
Isewan Terminal Service Co. Ltd.	9,483	115	269*	307	9,659
Isra Vision AG	20,515	-	832*	176	26,613
Jack in the Box, Inc.	188,423	-	175,949*	240	-
JAKKS Pacific, Inc.	7,813	-	2,104*	-	-
Jaya Holdings Ltd.	34,078	-	1,160*	48,443	3,588
Jeil Pharmaceutical Co.	17,904	-	-	47	41,772
JLM Couture, Inc.	449	-	15*	-	480
Jorudan Co. Ltd.	2,804	-	93*	40	3,396
Jos. A. Bank Clothiers, Inc.	111,854	-	10,443	-	-
Jumbo SA	119,200	558	6,228*	-	171,244
Kingboard Chemical Holdings Ltd.	163,878	49,522	5,758*	5,488	192,634
Knoll, Inc.	74,340	-	26,035*	1,830	50,211
Know IT AB	13,221	-	507*	715	14,765
Kohsoku Corp.	19,836	-	543*	397	18,643
Kondotec, Inc.	9,709	788	335*	229	11,235
Korea Electric Terminal Co. Ltd.	23,173	-	-	223	30,276
KPX Chemical Co. Ltd.	10,638	-	-	195	-
KSK Co., Ltd.	3,995	-	135*	166	4,659
Kwang Dong Pharmaceutical Co. Ltd.	19,667	3,530	-	183	28,744
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	-	14,021
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	1,288*	638	15,644
Kyowakogyosyo Co. Ltd.	1,597	1,531	84*	48	2,650
LCNB Corp.	-	12,961	270*	219	11,296
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Leeno Industrial, Inc.	$ 4,734	$ 14,784	$ -	$ 123	$ 29,484
LHC Group, Inc.	43,471	-	1,228*	-	43,196
Maruzen Co. Ltd.	16,945	-	505*	352	17,696
Mastek Ltd.	3,637	-	-	151	6,384
Medical Action Industries, Inc.	11,947	330	16,600*	-	-
Meetic	27,555	-	42,287	-	-
Mega First Corp. Bhd	11,797	-	-	526	16,087
Melbourne IT Ltd.	13,978	-	315*	3,860	11,855
Melcor Real Estate Investment Trust	-	8,654	237*	381	7,956
Melexis NV	78,571	-	14,005*	2,728	138,271
Mesa Laboratories, Inc.	20,720	-	1,325*	184	23,017
Metro, Inc. Class A (sub. vtg.)	783,669	-	25,325*	9,458	683,831
Michang Oil Industrial Co. Ltd.	12,427	-	-	260	12,084
Miroku Corp.	1,566	394	72*	55	2,570
Mitani Sekisan Co. Ltd.	23,057	860	1,455*	251	26,116
Mitie Group PLC	98,221	-	6,634*	4,243	116,293
Monogatari Corp. (The)	-	16,529	287*	70	15,496
Motonic Corp.	32,450	-	575	653	47,265
Mr. Bricolage SA	12,721	354	528*	287	19,662
Muhak Co. Ltd.	44,193	650	-	-	91,496
Multi-Fineline Electronix, Inc.	24,708	11,717	915*	-	23,457
Murakami Corp.	11,156	1,630	346*	127	11,394
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	491*	129	9,776
Nac Co. Ltd.	-	20,717	574*	245	16,765
Nadex Co. Ltd.	4,577	602	183*	101	5,729
Nafco Co. Ltd.	43,174	928	1,015*	740	38,984
Nakayamafuku Co. Ltd.	2,573	5,754	231*	227	8,185
NCI, Inc. Class A	4,025	85	290*	-	7,824
ND Software Co. Ltd.	2,357	8,356	429*	187	14,791
NETGEAR, Inc.	68,861	15,949	11,042*	-	77,282
Next PLC	1,263,908	-	57,274*	76,421	1,843,594
Nextchip Co. Ltd.	4,400	-	-	-	2,932
NICE Information Service Co. Ltd.	6,815	388	-	199	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NICE Total Cash Management Co., Ltd.	$ 4,720	$ 3	$ -	$ 103	$ 6,502
Nippo Ltd.	4,679	404	116*	116	3,637
Nishimatsuya Chain Co. Ltd.	47,542	-	5,935*	893	37,519
North Valley Bancorp	7,566	-	468*	-	8,681
Northrim Bancorp, Inc.	12,760	-	361*	338	11,905
Nucleus Software Exports Ltd.	1,612	1,737	-	220	7,468
Nutraceutical International Corp.	25,409	-	871*	-	25,624
OFG Bancorp	46,259	-	-	687	39,972
OM Group, Inc.	91,195	-	31,953*	296	54,889
Orbotech Ltd.	29,234	-	19,691*	-	-
Otaki Gas Co. Ltd.	4,748	477	-	32	-
P&F Industries, Inc. Class A	2,976	98	80*	-	2,962
Pacer International, Inc.	11,080	-	14,684	-	-
Pacific Premier Bancorp, Inc.	12,379	-	457*	-	13,189
Pal Co. Ltd.	44,710	-	842*	710	43,884
Panasonic Information Systems Co.	12,397	3,262	496*	343	16,217
Papa John's International, Inc.	94,699	-	117,028*	803	-
Parker Corp.	5,894	208	304*	130	10,561
Pelion SA	16,625	-	492*	535	14,467
Pinnacle Technology Holdings Ltd.	21,154	2,719	463*	280	11,606
Piolax, Inc.	28,977	-	2,992*	416	37,494
Prim SA	12,803	2	412*	394	14,023
Qol Co. Ltd.	-	12,573	357*	174	11,928
Qumu Corp. (formerly Rimage Corp.)	8,715	-	9,809	-	-
Relo Holdings Corp.	68,914	-	2,272*	1,210	92,610
RenaissanceRe Holdings Ltd.	269,607	-	8,915*	3,512	294,359
Rocky Mountain Chocolate Factory, Inc.	6,628	-	178*	217	6,174
Ruby Tuesday, Inc.	45,384	-	7,281*	-	31,434
S&T Holdings Co. Ltd.	12,259	708	-	255	13,996
Safeway, Inc.	335,270	53,939	14,549*	60,178	489,018
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sakai Moving Service Co. Ltd.	$ 20,739	$ 244	$ 804*	$ 490	$ 28,310
Samsung Climate Control Co. Ltd.	3,136	412	-	19	4,792
Sanei Architecture Planning Co. Ltd.	11,803	-	347*	272	12,065
Sarantis SA	15,937	-	699*	864	24,399
ScanSource, Inc.	71,220	2,253	3,054*	-	71,308
Seagate Technology LLC	1,227,300	-	45,123*	49,778	1,706,620
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	952*	970	25,659
Senshu Electric Co. Ltd.	12,718	-	426*	308	15,708
Servotronics, Inc.	674	600	28*	-	1,053
Sewon Precision Industries Co. Ltd.	10,657	-	-	36	14,512
Shibaura Electronics Co. Ltd.	9,255	-	446*	268	15,062
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	699	-	4,744
ShoLodge, Inc.	5	-	-*	-	2
Sigmatron International, Inc.	1,596	105	2,186*	-	-
Sinwa Ltd.	4,072	199	116*	545	4,865
SJM Co. Ltd.	13,449	-	-	200	11,967
SJM Holdings Co. Ltd.	6,762	-	-	168	6,085
Societe Pour L'Informatique Industrielle SA	12,384	2,441	608*	145	18,979
Soken Chemical & Engineer Co. Ltd.	11,223	-	237*	243	8,865
Sonic Corp.	92,220	-	40,400*	-	83,339
Span-America Medical System, Inc.	6,045	20	169*	161	5,472
Sporton International, Inc.	24,296	-	29,865	851	-
Sportscene Group, Inc. Class A	2,629	-	89*	183	3,027
Stanley Furniture Co., Inc.	4,449	-	382*	-	2,988
Stantec, Inc.	109,836	-	20,297*	1,223	-
Steiner Leisure Ltd.	95,601	-	5,139*	-	61,992
Step Co. Ltd.	11,870	-	289*	281	9,870
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sterling Construction Co., Inc.	$ 16,007	$ 1,262	$ 480*	$ -	$ 15,563
Strattec Security Corp.	13,510	-	8,077*	135	13,458
Strongco Corp.	3,993	-	110*	-	3,296
Sun Hing Vision Group Holdings Ltd.	8,643	-	229*	509	7,647
Sunjin Co. Ltd.	12,780	-	-	69	29,546
Super Micro Computer, Inc.	37,859	-	22,138*	-	58,812
Swift Energy Co.	50,323	10,167	5,138*	-	48,193
Sword Group	9,786	130	441*	697	14,347
SYNNEX Corp.	173,568	-	6,302*	-	219,474
T&K Toka Co. Ltd.	17,036	426	500*	216	16,827
Techno Smart Corp.	3,790	-	167*	134	5,246
Teems, Inc.	1,330	-	1,386	-	-
Telechips, Inc.	4,589	-	-	-	4,533
Tempur Sealy International, Inc.	162,565	-	172,772*	-	-
Tessco Technologies, Inc.	16,821	-	553*	396	15,558
The Pack Corp.	33,434	-	1,076*	859	38,239
Theragenics Corp.	6,299	-	6,793	-	-
Titan Machinery, Inc.	-	17,834	395*	-	16,490
TKH Group NV unit	82,535	-	30,225*	1,958	65,799
Tocalo Co. Ltd.	9,854	3,069	452*	411	15,754
Tohoku Steel Co. Ltd.	8,482	-	250*	82	9,460
Token Corp.	52,701	-	1,288*	773	44,843
Tokyo Kisen Co. Ltd.	5,056	-	158*	172	5,487
Tokyo Kohtetsu Co. Ltd.	2,483	3,550	175*	97	5,646
Tokyo Tekko Co. Ltd.	17,336	-	575*	285	23,726
Tomen Devices Corp.	11,635	-	335*	234	11,462
Tomen Electronics Corp.	17,087	-	710*	538	23,083
Total Energy Services, Inc.	37,070	73	1,435*	432	48,493
Totech Corp.	2,544	4,432	194*	128	7,537
TOW Co. Ltd.	6,695	-	238*	280	7,918
Trancom Co. Ltd.	30,273	-	1,133*	596	39,830
Trio-Tech International	1,164	-	145*	-	1,032
Triple-S Management Corp.	53,961	483	1,422*	-	41,913
Tsukui Corp.	11,999	11,889	379*	108	21,377
Tuesday Morning Corp.	24,681	-	27,154	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tungtex Holdings Co. Ltd.	$ 2,553	$ -	$ 912*	$ 34	$ -
UANGEL Corp.	3,938	-	-	95	2,764
UKC Holdings Corp.	25,977	-	764*	566	23,792
Uni-Select, Inc.	40,634	-	1,549*	860	50,376
Unit Corp.	183,438	-	43,238*	-	214,459
United Stationers, Inc.	100,642	-	2,892*	1,353	91,070
Universal Security Instruments, Inc.	1,288	-	31*	-	857
Unum Group	512,568	31,298	16,729*	9,792	571,080
USS Co. Ltd.	201,114	-	35,508*	4,866	-
Utah Medical Products, Inc.	24,282	-	1,237*	420	21,459
Vasco Data Security International, Inc.	25,925	1,531	20,012*	-	-
Vera Bradley, Inc.	38,784	12,353	33,325*	-	-
VSE Corp.	22,979	-	813*	194	30,705
VST Holdings Ltd.	21,288	4,658	1,128*	1,503	37,074
W&T Offshore, Inc.	80,636	1,244	2,226*	4,028	65,425
Watts Co. Ltd.	14,929	706	365*	227	13,030
Weight Watchers International, Inc.	-	158,558	23,971*	-	100,767
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	368	27,350
WIN-Partners Co. Ltd.	11,465	2,478	478*	420	17,424
Wireless Telecom Group, Inc.	1,989	-	2,086*	-	-
Workman Co. Ltd.	57,720	-	1,894*	1,045	70,306
XAC Automation Corp.	11,491	-	13,376	233	-
YBM Sisa.com, Inc.	4,019	-	93	149	3,758
Yip's Chemical Holdings Ltd.	27,782	-	664*	985	19,617
Young Poong Precision Corp.	8,640	-	7,711	59	-
Youngone Holdings Co. Ltd.	53,738	-	-	366	70,566
Yusen Logistics Co. Ltd.	38,115	-	5,421*	668	43,703
Yutaka Giken Co. Ltd.	35,192	-	977*	508	32,940
Total	$ 17,627,858	$ 1,221,310	$ 2,286,370	$ 497,213	$ 18,279,903

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,362,139	$ 9,444,135	$ 1,917,400	$ 604
Consumer Staples	3,347,255	2,350,035	997,220	-
Energy	1,918,175	1,292,462	625,713	-
Financials	5,387,180	4,584,470	801,299	1,411
Health Care	4,152,999	3,749,965	395,466	7,568
Industrials	3,596,214	2,790,123	806,089	2
Information Technology	9,145,352	7,698,664	1,445,193	1,495
Materials	1,322,772	852,946	469,826	-
Telecommunication Services	16,081	14,563	1,518	-
Utilities	115,854	56,004	59,850	-
Corporate Bonds	11,629	-	11,629	-
Money Market Funds	6,971,971	6,971,971	-	-
Total Investments in Securities:	$ 47,347,621	$ 39,805,338	$ 7,531,203	$ 11,080

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 4,982,492
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	60.3%
Japan	6.8%
United Kingdom	6.2%
Ireland	5.3%
Canada	4.0%
Bermuda	2.5%
Netherlands	2.5%
Korea (South)	2.2%
Taiwan	1.5%
Italy	1.3%
Greece	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $428,927) - See accompanying schedule: Unaffiliated issuers (cost $12,462,298)	$ 22,095,747
Fidelity Central Funds (cost $6,971,971)	6,971,971
Other affiliated issuers (cost $9,366,145)	18,279,903
Total Investments (cost $28,800,414)		$ 47,347,621
Cash		47
Foreign currency held at value (cost $96)		96
Receivable for investments sold		23,603
Receivable for fund shares sold		27,939
Dividends receivable		61,317
Interest receivable		593
Distributions receivable from Fidelity Central Funds		2,033
Receivable from investment adviser for expense reductions		21
Other receivables		1,793
Total assets		47,465,063

Liabilities
Payable for investments purchased	$ 131,983
Payable for fund shares redeemed	68,618
Accrued management fee	28,382
Other affiliated payables	4,724
Other payables and accrued expenses	9,539
Collateral on securities loaned, at value	448,566
Total liabilities		691,812

Net Assets		$ 46,773,251
Net Assets consist of:
Paid in capital		$ 26,228,906
Undistributed net investment income		303,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,701,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,538,878
Net Assets		$ 46,773,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2014

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($30,575,701 ÷ 599,139 shares)	$ 51.03

Class K: Net Asset Value, offering price and redemption price per share ($16,197,550 ÷ 317,471 shares)	$ 51.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2014

Investment Income
Dividends (including $497,213 earned from other affiliated issuers)		$ 857,157
Interest		1,615
Income from Fidelity Central Funds		17,855
Total income		876,627

Expenses
Management fee Basic fee	$ 278,599
Performance adjustment	26,115
Transfer agent fees	52,504
Accounting and security lending fees	2,449
Custodian fees and expenses	2,976
Independent trustees' compensation	191
Appreciation in deferred trustee compensation account	1
Registration fees	482
Audit	228
Legal	148
Miscellaneous	363
Total expenses before reductions	364,056
Expense reductions	(625)	363,431
Net investment income (loss)		513,196
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,149,565
Other affiliated issuers	1,278,165
Foreign currency transactions	(300)
Total net realized gain (loss)		3,427,430
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,220)	2,225,690
Assets and liabilities in foreign currencies	(429)
Total change in net unrealized appreciation (depreciation)		2,225,261
Net gain (loss)		5,652,691
Net increase (decrease) in net assets resulting from operations		$ 6,165,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,196	$ 437,698
Net realized gain (loss)	3,427,430	2,498,753
Change in net unrealized appreciation (depreciation)	2,225,261	7,694,670
Net increase (decrease) in net assets resulting from operations	6,165,887	10,631,121
Distributions to shareholders from net investment income	(372,615)	(432,424)
Distributions to shareholders from net realized gain	(2,653,754)	(1,951,147)
Total distributions	(3,026,369)	(2,383,571)
Share transactions - net increase (decrease)	768,382	1,629,061
Redemption fees	2,996	2,348
Total increase (decrease) in net assets	3,910,896	9,878,959

Net Assets
Beginning of period	42,862,355	32,983,396
End of period (including undistributed net investment income of $303,889 and undistributed net investment income of $186,065, respectively)	$ 46,773,251	$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Income from Investment Operations
Net investment income (loss) B	.53	.48	.37	.23	.07
Net realized and unrealized gain (loss)	5.96	11.61	(.03)	7.53	5.00
Total from investment operations	6.49	12.09	.34	7.76	5.07
Distributions from net investment income	(.39)	(.49)	(.28)	(.15)	(.12)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.30)	(2.77)	(2.49)	(.16)	(.20)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07
Total ReturnA	14.42%	33.12%	1.68%	23.53%	18.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.82%	.79%	.88%	.83%	.99%
Expenses net of fee waivers, if any	.82%	.79%	.88%	.83%	.99%
Expenses net of all reductions	.82%	.79%	.88%	.83%	.99%
Net investment income (loss)	1.07%	1.14%	1.00%	.61%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 30,576	$ 28,171	$ 22,999	$ 26,762	$ 24,538
Portfolio turnover rateD	12% G	11%	19%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Portfolio turnover rate excludes securities received or delivered in-kind..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Income from Investment Operations
Net investment income (loss) B	.58	.53	.42	.28	.11
Net realized and unrealized gain (loss)	5.96	11.60	(.03)	7.51	5.01
Total from investment operations	6.54	12.13	.39	7.79	5.12
Distributions from net investment income	(.44)	(.54)	(.33)	(.23)	(.15)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.35)	(2.82)	(2.54)	(.23) G	(.23)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11
Total ReturnA	14.55%	33.27%	1.83%	23.66%	18.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.68%	.76%	.71%	.85%
Expenses net of fee waivers, if any	.72%	.68%	.76%	.71%	.85%
Expenses net of all reductions	.72%	.68%	.76%	.70%	.85%
Net investment income (loss)	1.17%	1.26%	1.12%	.74%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 16,198	$ 14,691	$ 9,985	$ 8,031	$ 4,357
Portfolio turnover rateD	12% H	11%	19%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

H Portfolio turnover rate excludes securities received or delivered in-kind..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,043,932
Gross unrealized depreciation	(1,680,375)
Net unrealized appreciation (depreciation) on securities	$ 18,363,557

Tax Cost	$ 28,984,064

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 351,786
Undistributed long-term capital gain	$ 1,838,693
Net unrealized appreciation (depreciation) on securities and other investments	$ 18,362,886

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 502,790	$ 455,010
Long-term Capital Gains	2,523,579	1,928,561
Total	$ 3,026,369	$ 2,383,571

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,711,817 and $6,278,107, respectively.

Redemptions In-Kind. During the period, 26,390 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $1,312,518. The net realized gain of $710,374 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annual management fee

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 45,039.15
Class K	7,465.05
	$ 52,504

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $165 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,191. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,318, including $743 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $364.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Low-Priced Stock	$ 232,537	$ 284,865
Class K	140,078	147,559
Total	$ 372,615	$ 432,424
From net realized gain
Low-Priced Stock	$ 1,731,108	$ 1,338,102
Class K	922,646	613,045
Total	$ 2,653,754	$ 1,951,147

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Low-Priced Stock
Shares sold	85,303	82,702	$ 4,180,051	$ 3,528,018
Reinvestment of distributions	39,938	39,316	1,842,708	1,538,529
Shares redeemed	(114,924) A	(130,273)	(5,671,216) A	(5,369,278)
Net increase (decrease)	10,317	(8,255)	$ 351,543	$ (302,731)
Class K
Shares sold	69,134	90,911	$ 3,397,015	$ 3,784,904
Reinvestment of distributions	23,051	19,455	1,062,724	760,604
Shares redeemed	(81,847) A	(62,464)	(4,042,900) A	(2,613,716)
Net increase (decrease)	10,338	47,902	$ 416,839	$ 1,931,792

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity
Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Low-Priced Stock	9/05/14	9/08/14	$0.322	$2.080

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $2,507,999,033, or, if subsequently determined to be different, the net capital gain of such year.

Low-Priced Stock designates 77% and 42% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Low-Priced Stock designates 100% and 83% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Low-Priced Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, M A

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

LPS-UANN-0914
1.789249.111

Fidelity®

Low-Priced Stock Fund -
Class K

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	14.55%	17.84%	10.71%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Low-Priced Stock Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Low-Priced Stock Fund - Class K on July 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Joel Tillinghast, Lead Portfolio Manager of Fidelity® Low-Priced Stock Fund: For the year, the fund's Class K shares returned 14.55%, easily outdistancing the 8.56% gain of the Russell 2000® Index. Stock picking was the primary driver of relative performance, particularly within information technology and consumer discretionary - two key areas of focus for the fund. Here, two large holdings were the fund's biggest contributors: U.K accessory retailer Next and disk-drive maker Seagate Technology. Next's stock rose on successful holiday sales and gains in its online catalog business, while Seagate rose on good demand for disk drives and a proposed acquisition that could extend its global reach. Conversely, a sizable cash position of 14%, on average, was a major detractor, as the rising market has made it difficult to find enough stocks under $35 per share that we consider attractively valued. Also, despite good stock picking in retailing overall, several names detracted, led by office products giant Staples, whose share price fell on shrinking margins. Domestic merchandise retailer Bed Bath & Beyond was another detractor, hurt by lower same-store sales and reduced margins.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Low-Priced Stock	.87%
Actual		$ 1,000.00	$ 1,067.60	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36
Class K	.76%
Actual		$ 1,000.00	$ 1,068.00	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Next PLC	3.9	3.7
UnitedHealth Group, Inc.	3.8	3.6
Seagate Technology LLC	3.7	3.4
Microsoft Corp.	2.8	2.6
Best Buy Co., Inc.	2.2	1.7
Metro, Inc. Class A (sub. vtg.)	1.5	1.4
Ross Stores, Inc.	1.3	1.5
Unum Group	1.2	1.1
Oracle Corp.	1.2	1.1
Safeway, Inc.	1.1	0.9
	22.7
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.3	24.8
Information Technology	19.6	18.9
Financials	11.5	11.1
Health Care	8.9	8.3
Industrials	7.7	7.5
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks 86.3%		Stocks 85.6%
	Bonds 0.0%		Bonds 0.3%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 13.7%		Short-Term Investments and Net Other Assets (Liabilities) 14.1%
* Foreign investments	39.7%	** Foreign investments	39.6%

† Amount represents less than 0.1%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 86.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 1.5%
ASTI Corp. (e)	1,310,000	$ 2,661
ATLASBX Co. Ltd.	270,000	10,798
Federal Screw Works (a)	48,600	124
Hi-Lex Corp.	1,304,100	35,826
INZI Controls Co. Ltd. (e)	1,516,000	7,865
Johnson Controls, Inc.	6,969,600	329,244
Motonic Corp. (e)	3,250,000	47,265
Murakami Corp. (e)	828,000	11,394
Nippon Seiki Co. Ltd.	2,987,000	58,692
Piolax, Inc. (e)	970,800	37,494
Samsung Climate Control Co. Ltd. (e)	499,950	4,792
Sewon Precision Industries Co. Ltd. (e)	500,000	14,512
Shoei Co. Ltd.	597,400	9,506
SJM Co. Ltd. (e)	1,270,000	11,967
SJM Holdings Co. Ltd. (e)	1,332,974	6,085
Standard Motor Products, Inc.	485,900	17,517
Strattec Security Corp. (e)	214,200	13,458
Sungwoo Hitech Co. Ltd.	940,397	13,082
TBK Co. Ltd.	1,085,000	5,496
The Goodyear Tire & Rubber Co.	455,687	11,470
Yachiyo Industry Co. Ltd.	995,700	6,562
Yutaka Giken Co. Ltd. (e)	1,438,700	32,940
		688,750
Distributors - 0.2%
Chori Co. Ltd.	246,500	3,115
Doshisha Co. Ltd. (e)	1,991,300	36,672
Educational Development Corp. (e)	375,592	1,803
Nakayamafuku Co. Ltd. (e)	1,043,900	8,185
SPK Corp.	229,600	4,284
Uni-Select, Inc. (e)	1,965,900	50,376
		104,435
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	24,900	889
Career Education Corp. (a)(e)	6,523,900	33,337
Clip Corp. (e)	319,000	3,253
DeVry, Inc.	679,900	27,176
Houghton Mifflin Harcourt Co.	1,030,000	18,035
ITT Educational Services, Inc. (a)	149,300	2,125
Matthews International Corp. Class A	242,146	10,531
Meiko Network Japan Co. Ltd.	970,800	12,408
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Novarese, Inc.	124,500	$ 1,009
Regis Corp.	1,796,500	25,025
Shingakukai Co. Ltd.	224,000	838
Shuei Yobiko Co. Ltd.	121,400	384
Steiner Leisure Ltd. (a)(e)	1,553,300	61,992
Step Co. Ltd. (e)	1,262,100	9,870
Strayer Education, Inc. (a)	9,800	508
Weight Watchers International, Inc. (d)(e)	4,645,800	100,767
YBM Sisa.com, Inc. (e)	900,000	3,758
		311,905
Hotels, Restaurants & Leisure - 0.9%
Ambassadors Group, Inc. (a)(e)	1,718,656	7,390
Ark Restaurants Corp. (e)	209,095	4,456
BRONCO BILLY Co. Ltd.	63,100	2,301
Create Restaurants Holdings, Inc.	159,300	6,002
Darden Restaurants, Inc.	970,800	45,385
Fairwood Holdings Ltd.	597,500	1,285
Flanigan's Enterprises, Inc. (a)	58,557	872
Hiday Hidaka Corp. (e)	1,474,876	33,700
Ibersol SGPS SA	558,300	6,504
Intralot SA (a)	1,493,500	3,700
Jack in the Box, Inc.	1,194,700	68,325
Koshidaka Holdings Co. Ltd.	126,300	4,991
Kura Corp. Ltd.	821,400	21,788
Monogatari Corp. (The) (d)(e)	522,100	15,496
Ohsho Food Service Corp.	607,400	25,506
Papa John's International, Inc.	99,600	4,152
Ruby Tuesday, Inc. (a)(e)	5,230,266	31,434
Shinsegae Food Co. Ltd.	17,000	1,464
Sonic Corp. (a)(e)	4,035,800	83,339
Sportscene Group, Inc. Class A (e)	388,300	3,027
St. Marc Holdings Co. Ltd.	461,100	25,149
Toridoll.corporation	1,891,800	15,823
		412,089
Household Durables - 2.6%
Abbey PLC (e)	2,087,807	30,448
Barratt Developments PLC (e)	81,644,400	481,338
Bellway PLC	4,779,200	121,918
Blyth, Inc. (d)	436,900	2,643
D.R. Horton, Inc.	5,179,900	107,224
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.)	3,155,200	$ 111,062
Emak SpA (d)	4,480,700	4,680
First Juken Co. Ltd. (e)	1,640,700	21,501
Helen of Troy Ltd. (a)(e)	2,761,600	148,105
Henry Boot PLC	4,430,000	13,836
HTL International Holdings Ltd. (a)(e)	28,153,500	6,374
Iida Group Holdings Co. Ltd.	248,900	3,709
Libbey, Inc. (a)	777,493	20,246
Maruzen Co. Ltd. (e)	1,862,000	17,696
NACCO Industries, Inc. Class A	301,000	14,355
P&F Industries, Inc. Class A (a)(e)	367,900	2,962
Sanei Architecture Planning Co. Ltd. (e)	1,418,300	12,065
Stanley Furniture Co., Inc. (a)(e)	1,153,700	2,988
Steinhoff International Holdings Ltd.	3,011,997	15,056
Steinhoff International Holdings Ltd. rights 8/1/14 (a)	499,649	75
Tempur Sealy International, Inc. (a)	944,900	51,695
Token Corp. (e)	970,840	44,843
		1,234,819
Internet & Catalog Retail - 0.1%
Belluna Co. Ltd. (e)	10,056,200	48,790
PetMed Express, Inc. (d)	298,700	4,092
Wotif.com Holdings Ltd. (d)	4,177,930	12,828
		65,710
Leisure Products - 0.2%
Accell Group NV (e)	2,347,000	43,386
Arctic Cat, Inc.	45,698	1,627
Fenix Outdoor AB	34,000	1,861
JAKKS Pacific, Inc. (d)	995,700	6,213
Kabe Husvagnar AB (B Shares)	323,600	5,489
Mars Engineering Corp.	547,600	11,110
Miroku Corp. (e)	825,000	2,570
Smith & Wesson Holding Corp. (a)(d)	1,166,200	14,403
Trigano SA (a)	155,300	3,922
		90,581
Media - 0.6%
Chime Communications PLC	4,281,400	23,564
Cinderella Media Group Ltd.	16,428,000	2,725
Corus Entertainment, Inc. Class B (non-vtg.) (d)	498,400	11,016
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,645,700	32,914
Gannett Co., Inc.	746,700	24,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
GfK AG	169,900	$ 7,712
Harte-Hanks, Inc.	988,500	6,485
Hyundai Hy Communications & Networks Co. Ltd.	1,688,910	7,660
Intage Holdings, Inc. (e)	1,991,300	28,886
Live Nation Entertainment, Inc. (a)	1,350,000	31,334
Pico Far East Holdings Ltd.	21,356,000	4,929
Proto Corp.	497,800	7,178
RKB Mainichi Broadcasting Corp.	249,000	2,472
Saga Communications, Inc. Class A	448,000	16,128
Starz - Liberty Capital Series A (a)	498,000	14,198
STW Group Ltd.	3,983,087	5,436
Television Broadcasts Ltd.	1,095,500	7,018
TOW Co. Ltd. (e)	1,187,300	7,918
TVA Group, Inc. Class B (non-vtg.) (a)	1,991,300	16,108
WOWOW INC.	45,900	1,916
		260,029
Multiline Retail - 4.3%
Big Lots, Inc.	1,793,900	78,483
Don Quijote Holdings Co. Ltd.	572,500	30,934
Hanwha Galleria Timeworld Co. Ltd. (e)	340,990	15,301
Lifestyle International Holdings Ltd.	23,374,500	45,596
Next PLC (e)	16,129,700	1,843,594
Watts Co. Ltd. (e)	1,354,300	13,030
Zakkaya Bulldog Co. Ltd. (a)	388,300	585
		2,027,523
Specialty Retail - 10.9%
Aarons, Inc. Class A	485,900	12,818
ABC-MART, Inc.	131,000	7,075
Abercrombie & Fitch Co. Class A (d)(e)	7,367,300	289,830
Adastria Holdings Co. Ltd.	616,550	13,929
Aeropostale, Inc. (a)(d)(e)	8,177,100	27,148
Ascena Retail Group, Inc. (a)	194,200	3,119
AT-Group Co. Ltd.	1,212,000	23,844
AutoZone, Inc. (a)	873,700	451,729
Bed Bath & Beyond, Inc. (a)	6,407,100	405,505
Best Buy Co., Inc. (e)	34,343,000	1,021,017
Big 5 Sporting Goods Corp.	249,900	2,477
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,435,000	67,542
Bonia Corp. Bhd	2,000,000	895
Buffalo Co. Ltd.	34,300	290
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cash Converters International Ltd. (d)(e)	23,696,853	$ 24,558
Chico's FAS, Inc.	1,800,000	28,458
CST Brands, Inc.	2,989,600	99,942
Delek Automotive Systems Ltd.	697,000	7,287
Destination Maternity Corp.	170,000	3,235
DSW, Inc. Class A	200,000	5,318
Folli Follie SA (a)(e)	4,190,400	175,629
Fourlis Holdings SA (a)	497,800	3,533
GameStop Corp. Class A (d)(e)	5,824,900	244,471
Glentel, Inc. (e)	2,190,456	21,636
GNC Holdings, Inc.	499,700	16,395
Goldlion Holdings Ltd.	14,437,000	6,232
Guess?, Inc. (e)	8,485,200	220,700
Gulliver International Co. Ltd. (e)	5,717,100	52,416
Halfords Group PLC	1,310,600	10,621
Hour Glass Ltd.	1,991,000	2,960
IA Group Corp. (e)	849,000	6,654
John David Group PLC	2,787,900	17,891
Jumbo SA (e)	11,418,268	171,244
K's Denki Corp.	2,887,400	82,549
Ku Holdings Co. Ltd.	870,900	5,290
Kyoto Kimono Yuzen Co. Ltd. (e)	1,589,900	15,644
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,963,500	2,701
Leon's Furniture Ltd.	339,800	4,522
Lewis Group Ltd.	697,000	4,128
Macintosh Retail Group NV (a)	194,200	1,950
Mr. Bricolage SA (e)	1,008,475	19,662
Nafco Co. Ltd. (e)	2,271,100	38,984
Nishimatsuya Chain Co. Ltd. (e)	4,691,600	37,519
Office Depot, Inc. (a)	2,135,500	10,699
Pal Co. Ltd. (e)	1,553,300	43,884
Pier 1 Imports, Inc.	1,528,700	23,022
RIGHT ON Co. Ltd.	388,300	2,685
Ross Stores, Inc.	9,707,700	625,176
Second Chance Properties Ltd.	2,912,000	1,074
Second Chance Properties Ltd. warrants 7/24/17 (a)	8,737,000	180
Select Comfort Corp. (a)	1,950,000	39,390
Silvano Fashion Group A/S	7,900	18
Sonic Automotive, Inc. Class A (sub. vtg.)	995,700	24,215
Staples, Inc.	25,299,500	293,221
The Buckle, Inc. (d)	825,200	36,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc.	194,300	$ 9,777
The Stanley Gibbons Group PLC	1,095,200	5,806
USS Co. Ltd.	14,305,400	249,909
Williams-Sonoma, Inc.	194,300	13,032
Workman Co. Ltd. (e)	1,428,800	70,306
		5,108,462
Textiles, Apparel & Luxury Goods - 2.3%
Adolfo Dominguez SA (a)	273,800	1,917
Bijou Brigitte Modische Accessoires AG	43,700	3,383
Coach, Inc.	700,000	24,192
Crocs, Inc. (a)	971,800	15,422
Daphne Interl Holdings Ltd.	972,000	426
Deckers Outdoor Corp. (a)	49,800	4,408
F&F Co. Ltd.	750,000	6,314
Fossil Group, Inc. (a)	2,281,500	223,587
Geox SpA (a)(d)	3,102,000	11,539
Gildan Activewear, Inc. (e)	7,113,100	416,798
Hampshire Group Ltd. (a)(e)	893,100	3,215
Handsome Co. Ltd. (e)	2,436,150	64,893
JLM Couture, Inc. (a)(e)	191,400	480
Ports Design Ltd. (a)	11,948,500	5,062
Steven Madden Ltd. (a)	568,500	18,107
Sun Hing Vision Group Holdings Ltd. (e)	23,239,000	7,647
Texwinca Holdings Ltd.	59,220,000	55,604
Tungtex Holdings Co. Ltd.	19,914,000	2,531
Van de Velde	72,811	3,856
Vera Bradley, Inc. (a)	896,200	17,772
Victory City International Holdings Ltd.	64,454,150	8,425
Youngone Corp.	650,000	26,805
Youngone Holdings Co. Ltd. (e)	929,000	70,566
Yue Yuen Industrial (Holdings) Ltd.	19,416,500	64,887
		1,057,836
TOTAL CONSUMER DISCRETIONARY		11,362,139
CONSUMER STAPLES - 7.2%
Beverages - 0.6%
Baron de Ley SA (a)	155,200	15,555
C&C Group PLC	2,802,214	15,902
Monster Beverage Corp. (a)	2,621,200	167,652
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Muhak Co. Ltd. (a)(e)	2,699,502	$ 91,496
National Beverage Corp. (a)	99,600	1,707
Olvi PLC (A Shares)	19,900	667
Spritzer Bhd	600,000	418
Synergy Co. (a)	99,600	1,589
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	488,360	1,351
		296,337
Food & Staples Retailing - 4.7%
Aoki Super Co. Ltd.	100,000	824
Belc Co. Ltd. (e)	2,025,100	56,050
Cosmos Pharmaceutical Corp. (e)	1,796,000	220,093
Create SD Holdings Co. Ltd. (e)	2,162,000	78,557
Daikokutenbussan Co. Ltd.	679,500	19,507
Dong Suh Companies, Inc. (e)	5,233,820	98,054
Fyffes PLC (Ireland) (e)	28,870,100	40,978
Genky Stores, Inc. (d)(e)	233,000	9,170
Greggs PLC (e)	9,657,900	85,359
Halows Co. Ltd. (e)	1,578,200	17,545
Kusuri No Aoki Co. Ltd.	533,900	18,218
Majestic Wine PLC (d)	1,742,558	11,599
MARR SpA	398,300	6,608
Marukyu Co. Ltd.	364,200	3,988
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,488,333	683,831
Qol Co. Ltd. (e)	2,053,100	11,928
Safeway, Inc. (e)	14,190,900	489,018
San-A Co. Ltd.	746,700	24,230
Sligro Food Group NV	1,692,600	67,654
Sundrug Co. Ltd.	2,388,600	107,237
Tesco PLC	10,679,000	46,333
Total Produce PLC	10,454,900	15,960
Walgreen Co.	320,700	22,055
Welcia Holdings Co. Ltd. (d)	331,087	21,199
Yaoko Co. Ltd.	909,200	51,284
		2,207,279
Food Products - 1.6%
Aryzta AG	1,742,410	158,183
Cranswick PLC	1,045,412	22,292
Darling International, Inc. (a)	1,214,800	22,741
Dean Foods Co.	4,410,900	67,575
Devro PLC	2,897,800	12,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Dutch Lady Milk Industries Bhd	100,000	$ 1,465
Food Empire Holdings Ltd. (e)	50,968,000	15,401
Fresh Del Monte Produce, Inc. (e)	6,116,200	183,119
Hilton Food Group PLC	697,000	5,581
Lifeway Foods, Inc. (a)(d)	250,000	3,123
Nam Yang Dairy Products	11,000	9,090
Omega Protein Corp. (a)	49,800	698
Pacific Andes International Holdings Ltd.	80,083,308	3,185
Pacific Andes Resources Development Ltd.	125,542,774	12,146
Patties Food Ltd.	2,986,990	3,581
President Rice Products PCL	1,244,600	1,769
Rocky Mountain Chocolate Factory, Inc. (e)	482,382	6,174
Samyang Genex Co. Ltd.	93,060	11,606
Samyang Holdings Corp.	44,250	3,297
Seaboard Corp. (a)	46,200	131,762
Select Harvests Ltd. (e)	5,249,599	25,659
Sunjin Co. Ltd. (e)	813,630	29,546
Synear Food Holdings Ltd. (a)	38,027,000	0
United Food Holdings Ltd. (a)	21,746,000	1,273
		731,742
Personal Products - 0.3%
Coty, Inc. Class A	2,000,000	34,220
Nutraceutical International Corp. (a)(e)	1,110,204	25,624
Oriflame Cosmetics SA SDR (d)	19,900	432
Sarantis SA (e)	2,280,500	24,399
USANA Health Sciences, Inc. (a)	388,300	24,793
		109,468
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,352	709
TOTAL CONSUMER STAPLES		3,345,535
ENERGY - 4.1%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	1,725,200	25,743
Boustead Singapore Ltd.	3,983,000	5,865
Cal Dive International, Inc. (a)(d)(e)	5,874,400	6,403
Cathedral Energy Services Ltd.	1,554,800	6,132
Divestco, Inc. (a)(e)	3,397,500	514
Farstad Shipping ASA (e)	3,106,600	56,831
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. (a)	388,700	$ 12,940
Fugro NV (Certificaten Van Aandelen)	1,553,327	59,935
Key Energy Services, Inc. (a)	971,800	5,967
McDermott International, Inc. (a)(d)	1,652,100	12,060
Noble Corp.	99,700	3,128
Oil States International, Inc. (a)	1,941,500	118,995
Patterson-UTI Energy, Inc.	682,000	23,427
Petrofac Ltd.	495,400	9,175
Precision Drilling Corp.	1,394,400	17,380
ProSafe ASA	9,458,800	70,553
Rowan Companies PLC	510,000	15,565
Shinko Plantech Co. Ltd.	1,742,400	13,113
Solstad Offshore ASA	1,120,200	18,800
Total Energy Services, Inc. (e)	2,431,000	48,493
Unit Corp. (a)(e)	3,385,300	214,459
		745,478
Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	154,251	10,079
Beach Energy Ltd.	15,432,814	24,008
Eni SpA	18,917,600	481,376
EP Energy Corp. (d)	961,300	19,226
Fuji Kosan Co. Ltd. (e)	746,700	4,721
Fuji Oil Co. Ltd. (e)	5,376,600	18,497
Great Eastern Shipping Co. Ltd.	4,800,000	28,995
Hankook Shell Oil Co. Ltd. (e)	67,000	32,938
HollyFrontier Corp.	308,900	14,521
Michang Oil Industrial Co. Ltd. (e)	173,900	12,084
Newfield Exploration Co. (a)	1,837,800	74,063
Peabody Energy Corp.	3,690,000	55,977
Stone Energy Corp. (a)	648,100	24,660
Swift Energy Co. (a)(d)(e)	4,361,400	48,193
Tesoro Corp.	1,941,600	119,486
The Williams Companies, Inc.	297,400	16,842
Tsakos Energy Navigation Ltd.	962,600	6,815
Uehara Sei Shoji Co. Ltd.	947,000	4,116
W&T Offshore, Inc. (e)	4,878,800	65,425
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,213,722	$ 95,079
WPX Energy, Inc. (a)	758,200	15,596
		1,172,697
TOTAL ENERGY		1,918,175
FINANCIALS - 11.5%
Banks - 1.8%
ACNB Corp. (d)	119,500	2,233
Bank of Ireland (a) (d)	402,731,000	140,993
Barclays PLC	4,978	19
BBCN Bancorp, Inc.	2,465,300	37,029
Camden National Corp.	40,871	1,448
Cathay General Bancorp	3,285,700	84,081
Codorus Valley Bancorp, Inc. (e)	451,000	9,462
Customers Bancorp, Inc.	164,300	3,115
Dimeco, Inc.	28,340	1,162
Eagle Bancorp, Inc. (a)	534,500	17,804
East West Bancorp, Inc.	2,987,000	101,737
EFG Eurobank Ergasias SA (a)	315,580,000	141,986
Farmers & Merchants Bancorp, Inc.	44,800	1,176
First Bancorp, Puerto Rico (a)	7,428,572	38,183
First NBC Bank Holding Co. (a)	448,300	14,251
First West Virginia Bancorp, Inc.	43,789	833
Investors Bancorp, Inc.	3,123,200	32,325
LCNB Corp. (d)(e)	742,884	11,296
North Valley Bancorp (a)(e)	412,600	8,681
Northrim Bancorp, Inc. (e)	485,900	11,905
Norwood Financial Corp.	134,898	3,924
OFG Bancorp (d)(e)	2,504,542	39,972
Pacific Premier Bancorp, Inc. (a)(e)	922,300	13,189
Popular, Inc. (a)	1,747,500	55,745
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,344,150	12,348
Sparebanken More (primary capital certificate)	241,845	7,733
Sparebanken Nord-Norge (d)	2,210,869	12,169
Sterling Bancorp	544,270	6,477
Susquehanna Bancshares, Inc.	134,600	1,370
TSB Banking Group PLC	6,809,700	32,881
		845,527
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.2%
AllianceBernstein Holding LP	665,000	$ 17,383
Federated Investors, Inc. Class B (non-vtg.) (d)	567,200	16,006
GFI Group, Inc.	5,824,900	26,387
State Street Corp.	368,500	25,957
Tullett Prebon PLC	1,493,500	6,251
		91,984
Consumer Finance - 0.4%
Aeon Credit Service (Asia) Co. Ltd.	14,934,000	12,174
Albemarle & Bond Holdings PLC (a)(e)	3,171,445	356
EZCORP, Inc. (non-vtg.) Class A (a)	459,203	4,496
Green Dot Corp. Class A (a)(e)	1,991,300	35,823
H&T Group PLC	631,100	1,758
Nicholas Financial, Inc. (a)	254,000	3,307
Santander Consumer U.S.A. Holdings, Inc.	1,792,200	34,356
SLM Corp.	1,900,000	16,834
Synchrony Financial (a)	3,325,600	76,489
		185,593
Diversified Financial Services - 0.3%
Credit Analysis & Research Ltd. (a)	50,000	989
Korea Ratings Corp.	2,349	81
Newship Ltd. (a)	2,500	1,055
NICE Holdings Co. Ltd.	1,175,000	14,764
NICE Information Service Co. Ltd.	2,800,000	9,203
Ricoh Leasing Co. Ltd.	890,700	25,757
The NASDAQ OMX Group, Inc.	387,900	16,366
Voya Financial, Inc.	2,389,600	88,654
		156,869
Insurance - 7.7%
Admiral Group PLC	534,500	13,148
AEGON NV	55,821,900	452,697
AFLAC, Inc.	349,200	20,861
Amlin PLC	2,101,200	16,183
APRIL (e)	2,694,000	60,280
Assurant, Inc. (e)	5,096,800	322,933
Axis Capital Holdings Ltd. (e)	7,548,700	325,726
CNO Financial Group, Inc.	1,166,200	18,869
Endurance Specialty Holdings Ltd. (e)	2,524,100	133,500
FBD Holdings PLC	169,900	3,253
Genworth Financial, Inc. Class A (a)	21,948,600	287,527
Hartford Financial Services Group, Inc.	7,766,200	265,293
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	534,400	$ 24,946
Hiscox Ltd.	199,185	2,268
Lincoln National Corp.	7,766,200	406,871
MBIA, Inc. (a)	200,000	1,916
Meadowbrook Insurance Group, Inc.	1,654,400	9,976
MetLife, Inc.	873,700	45,957
National Interstate Corp.	926,000	25,085
National Western Life Insurance Co. Class A	144,570	34,841
NN Group NV	1,294,594	36,491
Primerica, Inc.	525,200	24,201
Progressive Corp.	630,900	14,788
Protective Life Corp.	1,456,300	101,038
RenaissanceRe Holdings Ltd. (e)	3,009,500	294,359
Torchmark Corp.	825,650	43,545
Unum Group (e)	16,635,000	571,080
Validus Holdings Ltd.	1,842,000	67,288
		3,624,920
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	7,280,000	80,808
CareTrust (REIT), Inc. (a)	270,962	4,623
Cedar Shopping Centers, Inc.	870,000	5,481
Corrections Corp. of America	485,900	15,656
Melcor Real Estate Investment Trust (e)	845,500	7,956
Nieuwe Steen Investments NV (d)	87,373	512
Northwest Healthcare Properties REIT (d)	1,263,400	11,460
Washington Prime Group, Inc. (a)	10,000	189
		126,685
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	249,000	772
Devine Ltd. (a)	2,062,981	2,188
Leopalace21 Corp. (a)	4,978,300	22,163
Relo Holdings Corp. (e)	1,364,900	92,610
Tejon Ranch Co. (a)	149,300	4,270
		122,003
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	194,300	14,493
Clifton Bancorp, Inc.	381,622	4,717
Genworth MI Canada, Inc. (e)	4,779,200	173,311
Genworth Mortgage Insurance Ltd.	8,463,138	26,889
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Meridian Bancorp, Inc. (a)	1,100,000	$ 11,946
New Hampshire Thrift Bancshares, Inc.	149,500	2,243
		233,599
TOTAL FINANCIALS		5,387,180
HEALTH CARE - 8.9%
Biotechnology - 0.8%
Amgen, Inc.	2,912,400	371,011
Health Care Equipment & Supplies - 1.1%
Apex Biotechnology Corp.	1,400,000	2,782
Arts Optical International Holdings Ltd. (e)	32,978,640	10,016
Atrion Corp.	9,800	2,754
Audika SA (a)	292,700	5,181
Boston Scientific Corp. (a)	1,166,200	14,904
Exactech, Inc. (a)	48,600	1,105
Hoshiiryou Sanki Co. Ltd. (e)	349,500	10,695
Huvitz Co. Ltd. (e)	1,000,000	12,665
Invacare Corp.	874,600	13,093
Microlife Corp.	2,641,000	6,198
Mindray Medical International Ltd. sponsored ADR (d)	49,800	1,496
Nakanishi, Inc.	1,213,700	51,416
Prim SA (e)	1,683,700	14,023
ResMed, Inc. (d)	340,200	17,602
Span-America Medical System, Inc. (e)	280,600	5,472
St. Jude Medical, Inc.	2,389,600	155,778
Supermax Corp. Bhd	10,500,000	7,125
Techno Medica Co. Ltd.	45,000	1,029
Top Glove Corp. Bhd	1,000,000	1,445
Utah Medical Products, Inc. (e)	412,600	21,459
Zimmer Holdings, Inc.	1,792,200	179,345
		535,583
Health Care Providers & Services - 6.0%
A/S One Corp.	248,900	7,467
Aetna, Inc.	4,978,300	385,968
Almost Family, Inc. (a)(e)	909,414	21,317
Amedisys, Inc. (a)	1,419,800	28,652
Bio-Reference Laboratories, Inc. (a)(d)	498,200	15,638
Diversicare Healthcare Services, Inc.	224,000	1,503
DVx, Inc. (e)	817,800	7,461
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Grupo Casa Saba SA de CV (a)	12,584,200	$ 7,568
Hanger, Inc. (a)	97,200	3,076
Hi-Clearance, Inc.	400,000	1,228
LHC Group, Inc. (a)(e)	1,839,700	43,196
Medica Sur SA de CV	398,300	1,486
MEDNAX, Inc. (a)	194,200	11,493
National Healthcare Corp.	6,500	357
Pelion SA (e)	631,100	14,467
The Ensign Group, Inc.	684,200	22,531
Triple-S Management Corp. (a)(e)	2,425,534	41,913
Tsukui Corp. (e)	2,319,900	21,377
U.S. Physical Therapy, Inc.	487,100	17,019
United Drug PLC (United Kingdom)	10,226,319	61,360
UnitedHealth Group, Inc.	22,029,000	1,785,450
Universal American Spin Corp.	498,000	3,954
Wellcare Health Plans, Inc. (a)	796,500	49,686
WellPoint, Inc.	2,184,300	239,858
WIN-Partners Co. Ltd. (e)	1,480,600	17,424
		2,811,449
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (a)	88,600	596
ND Software Co. Ltd. (e)	703,800	14,791
Quality Systems, Inc.	485,400	7,529
		22,916
Life Sciences Tools & Services - 0.0%
CMIC Co. Ltd.	49,800	937
Pharmaceuticals - 0.9%
AbbVie, Inc.	242,700	12,703
Bliss Gvs Pharma Ltd. (a)	4,400,000	3,392
Daewon Pharmaceutical Co. Ltd. (e)	1,635,165	17,803
Daewoong Co. Ltd.	185,040	7,165
DongKook Pharmaceutical Co. Ltd. (e)	800,000	23,113
Endo Health Solutions, Inc. (a)	289,100	19,393
FDC Ltd.	3,600,000	8,297
Fuji Pharma Co. Ltd.	273,800	4,999
Il Dong Holdings Co. Ltd. (e)	2,506,600	33,888
Jeil Pharmaceutical Co. (e)	1,484,800	41,772
Kaken Pharmaceutical Co. Ltd.	121,000	2,704
Kwang Dong Pharmaceutical Co. Ltd. (e)	3,100,000	28,744
Mylan, Inc. (a)	437,300	21,590
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmstandard OJSC (a)	19,900	$ 657
Phibro Animal Health Corp. Class A	1,493,900	28,324
Recordati SpA	6,471,800	107,026
Torrent Pharmaceuticals Ltd.	150,000	1,836
Tsumura & Co.	846,300	20,347
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	27,350
		411,103
TOTAL HEALTH CARE		4,152,999
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Engility Holdings, Inc. (a)	776,600	26,839
GenCorp, Inc. (non-vtg.) (a)(d)	595,300	10,567
Magellan Aerospace Corp.	622,300	6,906
Textron, Inc.	397,500	14,457
		58,769
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(e)	237,500	2,753
Atlas Air Worldwide Holdings, Inc. (a)(e)	2,021,942	69,191
Hub Group, Inc. Class A (a)	374,308	17,286
UTi Worldwide, Inc.	1,112,735	10,526
Yusen Logistics Co. Ltd. (e)	3,783,500	43,703
		143,459
Airlines - 0.1%
JetBlue Airways Corp. (a)(d)	2,219,100	23,789
Republic Airways Holdings, Inc. (a)	1,095,300	10,887
SkyWest, Inc.	995,700	10,644
		45,320
Building Products - 0.0%
Kingspan Group PLC (Ireland)	99,600	1,704
Kondotec, Inc. (e)	1,692,600	11,235
		12,939
Commercial Services & Supplies - 1.3%
1010 Printing Group Ltd.	22,523,640	2,874
Aeon Delight Co. Ltd.	497,800	11,891
AJIS Co. Ltd. (e)	522,800	8,540
Asia File Corp. Bhd	2,800,000	6,405
CECO Environmental Corp.	777,500	10,558
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Civeo Corp.	5,029,700	$ 127,754
Fursys, Inc. (e)	950,000	30,525
Industrial Services of America, Inc. (a)(d)	81,500	497
Knoll, Inc. (e)	2,987,000	50,211
Mears Group PLC	1,658,915	13,023
Mitie Group PLC (e)	22,584,100	116,293
Moleskine SpA (a)(d)	348,500	569
Moshi Moshi Hotline, Inc.	796,500	7,772
Multi-Color Corp.	388,300	15,287
Nac Co. Ltd. (e)	1,213,500	16,765
NICE Total Cash Management Co., Ltd. (e)	2,601,400	6,502
Prestige International, Inc.	805,800	6,691
Progressive Waste Solution Ltd. (Canada)	1,004,400	25,212
RPS Group PLC	597,400	2,577
United Stationers, Inc. (e)	2,360,544	91,070
VICOM Ltd.	3,301,000	17,504
West Corp.	933,000	24,043
		592,563
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)(e)	7,615,400	258,543
Arcadis NV (d)	1,244,600	38,931
Astaldi SpA (d)	2,389,600	23,071
Ausdrill Ltd.	2,455,102	2,455
Badger Daylighting Ltd.	286,700	8,393
C-Cube Corp.	165,400	731
Daiichi Kensetsu Corp. (e)	2,024,900	28,865
Engineers India Ltd.	2,150,008	9,892
EPCO Co. Ltd. (d)	149,300	2,308
Foster Wheeler AG	374,500	12,344
Geumhwa PSC Co. Ltd. (e)	325,000	13,551
Heijmans NV (Certificaten Van Aandelen)	179,600	2,558
Jacobs Engineering Group, Inc. (a)	226,500	11,508
Kier Group PLC (d)	631,431	18,634
Kyeryong Construction Industrial Co. Ltd. (a)(e)	893,000	14,021
Meisei Industrial Co. Ltd.	1,294,000	7,178
Mirait Holdings Corp.	1,991,300	19,802
Nippon Rietec Co. Ltd.	1,155,000	8,888
Sanyo Engineering & Construction, Inc.	622,000	3,071
Severfield PLC (a)	3,236,033	3,305
Shinnihon Corp.	1,844,600	5,874
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shinsegae Engineering & Construction Co. Ltd. (a)(e)	250,000	$ 4,744
ShoLodge, Inc. (a)(e)	486,027	2
Sterling Construction Co., Inc. (a)(e)	1,754,600	15,563
Tutor Perini Corp. (a)	647,200	17,623
United Integration Services Co. Ltd.	5,000,000	4,744
URS Corp.	342,472	19,613
Vianini Lavori SpA	697,000	4,816
		561,028
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,624,000	5,324
Aros Quality Group AB	849,500	10,991
AZZ, Inc. (e)	1,456,300	63,553
Babcock & Wilcox Co.	617,082	19,154
Bharat Heavy Electricals Ltd.	22,000,000	82,319
Chiyoda Integre Co. Ltd.	510,200	7,456
EnerSys	291,600	18,496
FW Thorpe PLC	4,978,300	11,136
GrafTech International Ltd. (a)	97,100	816
Graphite India Ltd.	2,200,000	3,955
Hammond Power Solutions, Inc. Class A	381,300	2,833
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,500,000	17,949
Jinpan International Ltd.	366,640	2,229
Korea Electric Terminal Co. Ltd. (e)	700,000	30,276
Servotronics, Inc. (e)	159,300	1,053
TKH Group NV unit (e)	2,091,000	65,799
Universal Security Instruments, Inc. (a)(e)	234,255	857
		344,196
Industrial Conglomerates - 1.0%
DCC PLC (United Kingdom) (e)	7,965,300	455,343
Reunert Ltd.	1,991,400	11,939
		467,282
Machinery - 1.5%
Aalberts Industries NV (e)	9,222,700	281,757
Allison Transmission Holdings, Inc.	619,400	18,136
ASL Marine Holdings Ltd. (e)	31,133,000	16,853
CKD Corp.	1,553,300	13,867
Foremost Income Fund	2,141,103	11,488
Gencor Industries, Inc. (a)(e)	448,300	4,833
Global Brass & Copper Holdings, Inc. (e)	1,121,100	17,018
Hurco Companies, Inc. (e)	623,300	20,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hwacheon Machine Tool Co. Ltd. (e)	219,900	$ 13,316
Hyster-Yale Materials Handling:
Class A	242,700	19,440
Class B (a)	310,000	24,831
Ihara Science Corp. (e)	1,111,100	9,965
Jaya Holdings Ltd. (e)	72,490,000	3,588
Kyowakogyosyo Co. Ltd. (e)	364,000	2,650
Metka SA	821,400	13,309
Mincon Group PLC (a)	2,385,960	2,431
Mirle Automation Corp.	4,000,000	3,847
Nadex Co. Ltd. (e)	932,000	5,729
Nakano Refrigerators Co. Ltd.	19,900	550
Nitchitsu Co. Ltd.	422,000	867
Oshkosh Truck Corp.	2,290,000	105,844
S&T Holdings Co. Ltd. (e)	810,000	13,996
Semperit AG Holding	524,100	29,328
SIMPAC, Inc.	583,000	4,059
Takamatsu Machinery Co. Ltd.	412,600	3,370
Takeuchi Manufacturing Co. Ltd. (d)	100,000	4,102
Techno Smart Corp. (e)	1,050,000	5,246
Tocalo Co. Ltd. (e)	922,300	15,754
TriMas Corp. (a)	388,700	12,314
Trinity Industrial Corp.	823,000	3,491
Valmet Corp.	321,900	3,386
Young Poong Precision Corp.	138,011	1,461
		686,840
Marine - 0.0%
DryShips, Inc. (d)	2,403,000	6,873
Matson, Inc.	12,900	348
Tokyo Kisen Co. Ltd. (e)	971,000	5,487
		12,708
Professional Services - 0.6%
Akka Technologies SA (e)	1,176,241	41,030
Boardroom Ltd.	3,016,142	1,405
CBIZ, Inc. (a)	970,800	7,922
Clarius Group Ltd. (a)	4,121,898	978
CRA International, Inc. (a)(e)	982,600	23,464
Exova Group Ltd. PLC (a)	4,977,800	19,413
FTI Consulting, Inc. (a)	315,000	11,642
Hyder Consulting PLC	647,200	7,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	119,371	$ 4,127
McMillan Shakespeare Ltd.	49,759	435
Sporton International, Inc.	1,400,600	6,681
Stantec, Inc.	2,041,100	129,503
Synergie SA	149,300	3,565
VSE Corp. (e)	515,440	30,705
		287,896
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,673,400	17,922
CSX Corp.	679,500	20,331
Hamakyorex Co. Ltd. (e)	733,900	22,785
Higashi Twenty One Co. Ltd.	94,600	524
Hutech Norin Co. Ltd. (e)	1,013,300	10,027
Roadrunner Transportation Systems, Inc. (a)	583,000	14,657
Sakai Moving Service Co. Ltd. (d)(e)	762,700	28,310
Trancom Co. Ltd. (e)	1,002,200	39,830
Universal Truckload Services, Inc.	537,309	13,051
		167,437
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,443,800	23,023
AerCap Holdings NV (a)	432,496	18,870
Goodfellow, Inc. (e)	846,900	7,612
Hanwa Co. Ltd.	631,000	2,617
HD Supply Holdings, Inc. (a)	362,200	9,207
Houston Wire & Cable Co. (e)	1,224,700	14,709
KS Energy Services Ltd. (a)	15,433,000	5,754
Meiwa Corp.	391,400	1,645
Mitani Shoji Co. Ltd.	778,200	21,637
Otec Corp.	145,700	1,153
Parker Corp. (e)	2,601,000	10,561
Richelieu Hardware Ltd. (d)	339,800	15,984
Senshu Electric Co. Ltd. (e)	1,048,400	15,708
Strongco Corp. (a)(e)	995,388	3,296
Tanaka Co. Ltd.	42,700	277
TECHNO ASSOCIE Co. Ltd.	275,600	2,601
Titan Machinery, Inc. (a)(e)	1,124,800	16,490
Totech Corp. (e)	1,018,900	7,537
		178,681
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,524,300	9,659
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Meiko Transportation Co. Ltd.	971,000	$ 9,682
Sinwa Ltd. (e)	23,420,000	4,865
Wesco Aircraft Holdings, Inc. (a)	680,200	12,890
		37,096
TOTAL INDUSTRIALS		3,596,214
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.4%
Bel Fuse, Inc. Class A (e)	233,500	5,387
Black Box Corp. (e)	1,748,340	36,191
Calix Networks, Inc. (a)	1,044,300	9,702
ClearOne, Inc. (a)	203,900	1,966
Ixia (a)	1,216,000	13,011
Juniper Networks, Inc.	185,000	4,355
Mitel Networks Corp. (a)	1,692,600	18,737
NETGEAR, Inc. (a)(e)	2,468,300	77,282
Parrot SA (a)	145,700	3,365
Polycom, Inc. (a)	355,000	4,551
Tessco Technologies, Inc. (e)	510,100	15,558
		190,105
Electronic Equipment & Components - 3.1%
A&D Co. Ltd. (d)	1,095,200	5,682
AAC Technology Holdings, Inc.	398,500	2,363
Beijer Electronics AB	96,500	850
CDW Corp.	680,200	21,011
DigiTech Systems Co., Ltd. (a)	725,000	1,495
Dynapack International Technology Corp.	3,200,000	8,866
Elec & Eltek International Co. Ltd.	1,747,000	2,687
Elematec Corp. (e)	1,165,000	21,667
Excel Co. Ltd. (e)	883,300	17,995
Fabrinet (a)	248,900	4,630
Hana Microelectronics PCL (For. Reg.)	5,131,900	5,903
Hi-P International Ltd.	20,460,000	10,580
Hon Hai Precision Industry Co. Ltd. (Foxconn)	141,500,000	483,707
Huan Hsin Holdings Ltd. (a)	5,825,000	93
IDIS Holdings Co. Ltd. (e)	800,000	10,574
Image Sensing Systems, Inc. (a)(e)	355,085	902
Insight Enterprises, Inc. (a)	775,000	20,359
Intelligent Digital Integrated Security Co. Ltd. (e)	941,210	14,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
INTOPS Co. Ltd. (e)	859,900	$ 15,300
Isra Vision AG (e)	425,300	26,613
Jabil Circuit, Inc.	434,300	8,669
Kingboard Chemical Holdings Ltd. (e)	91,800,000	192,634
Kingboard Laminates Holdings Ltd.	8,737,500	3,606
Kitagawa Industries Co. Ltd.	97,100	983
Lumax International Corp. Ltd.	1,400,000	3,278
Mesa Laboratories, Inc. (e)	301,000	23,017
Multi-Fineline Electronix, Inc. (a)(e)	2,403,397	23,457
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,493,500	9,776
Nippo Ltd. (e)	885,621	3,637
Orbotech Ltd. (a)	970,800	15,659
Pinnacle Technology Holdings Ltd. (e)	9,260,100	11,606
Redington India Ltd.	4,350,000	7,089
Rofin-Sinar Technologies, Inc. (a)	174,200	3,803
ScanSource, Inc. (a)(e)	1,991,300	71,308
Shibaura Electronics Co. Ltd. (e)	755,100	15,062
Sigmatron International, Inc. (a)	200,000	2,230
Simplo Technology Co. Ltd.	7,000,000	37,896
SYNNEX Corp. (a)(e)	3,402,700	219,474
Taitron Components, Inc. Class A (sub. vtg.) (a)	250,400	243
Tomen Devices Corp. (e)	660,200	11,462
Tomen Electronics Corp. (e)	1,448,900	23,083
Tripod Technology Corp.	600,000	1,133
UKC Holdings Corp. (e)	1,524,200	23,792
Venture Corp. Ltd.	2,589,000	16,808
VST Holdings Ltd. (e)	145,040,000	37,074
Wireless Telecom Group, Inc. (a)	487,900	1,234
XAC Automation Corp.	1,500,000	1,786
		1,445,257
Internet Software & Services - 0.2%
Blucora, Inc. (a)	456,800	7,798
Conversant, Inc. (a)(d)	680,200	15,896
DeNA Co. Ltd. (d)	597,400	7,705
Gabia, Inc. (e)	1,342,000	6,631
Liquidity Services, Inc. (a)(d)	1,593,500	21,496
Melbourne IT Ltd. (e)	7,946,121	11,855
NetGem SA	995,700	3,320
Rentabiliweb Group SA (a)	89,600	1,014
SBS Contents Hub Co. Ltd.	200,000	2,965
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Softbank Technology Corp. (d)	250,900	$ 3,697
Stamps.com, Inc. (a)	204,098	6,456
UANGEL Corp. (e)	750,000	2,764
Yahoo!, Inc. (a)	368,900	13,210
		104,807
IT Services - 4.7%
ALTEN	859,500	41,427
Amdocs Ltd.	7,983,200	361,958
Argo Graphics, Inc.	448,000	7,488
Blackhawk Network Holdings, Inc. (a)	2,005,486	55,933
Calian Technologies Ltd. (e)	755,800	14,688
CGI Group, Inc. Class A (sub. vtg.) (a)	534,500	19,172
Computer Sciences Corp.	4,611,700	287,724
Computer Services, Inc.	273,800	9,597
CSE Global Ltd. (e)	47,657,000	27,687
Data#3 Ltd.	3,285,689	2,484
Datalink Corp. (a)	897,859	10,146
Dimerco Data System Corp.	600,000	442
eClerx	1,250,000	26,682
EOH Holdings Ltd. (e)	7,766,200	68,225
EPAM Systems, Inc. (a)	498,100	19,257
Estore Corp.	126,300	1,132
EVERTEC, Inc.	597,400	13,358
ExlService Holdings, Inc. (a)	332,524	9,327
Genpact Ltd. (a)	583,000	10,261
Heartland Payment Systems, Inc. (d)(e)	1,941,617	92,227
Hexaware Technologies Ltd.	600,000	1,398
HIQ International AB	821,400	4,418
Indra Sistemas (d)(e)	15,930,600	246,916
Know IT AB (e)	1,676,600	14,765
Korea Information & Communication Co. Ltd. (a)	200,000	1,135
Leidos Holdings, Inc.	1,213,500	44,827
Luxoft Holding, Inc. (a)	121,400	3,859
ManTech International Corp. Class A	1,792,200	48,389
Mastek Ltd. (e)	2,025,000	6,384
NCI, Inc. Class A (a)(e)	871,230	7,824
Neustar, Inc. Class A (a)(d)	2,365,607	65,906
Panasonic Information Systems Co. (e)	617,300	16,217
Rolta India Ltd.	2,699,942	4,720
Science Applications International Corp.	728,100	30,413
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Societe Pour L'Informatique Industrielle SA (e)	1,941,600	$ 18,979
Softcreate Co. Ltd.	310,600	2,623
Sopra Group SA	18,561	2,009
The Western Union Co.	21,108,100	368,759
Total System Services, Inc.	995,700	31,862
TravelSky Technology Ltd. (H Shares)	3,000,000	2,708
Unisys Corp. (a)	429,900	9,153
Vantiv, Inc. (a)	583,100	19,114
VeriFone Systems, Inc. (a)	846,800	28,376
Xerox Corp.	9,956,600	132,025
		2,191,994
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	2,475,600	22,652
Audience, Inc. (a)	538,300	5,130
Axell Corp. (e)	896,100	14,165
Broadcom Corp. Class A	343,600	13,146
Lasertec Corp. (a)	497,800	5,074
Leeno Industrial, Inc. (e)	850,000	29,484
Melexis NV (e)	2,987,000	138,271
Miraial Co. Ltd.	210,600	3,545
Nextchip Co. Ltd. (a)(e)	1,070,110	2,932
Phison Electronics Corp.	300,000	2,193
Powertech Technology, Inc.	9,460,000	15,745
Telechips, Inc. (a)(e)	1,058,800	4,533
Trio-Tech International (a)(e)	278,800	1,032
Varitronix International Ltd.	8,463,000	7,762
Y.A.C. Co., Ltd.	448,800	2,958
		268,622
Software - 5.5%
AdaptIT Holdings Ltd.	3,285,700	2,445
ANSYS, Inc. (a)(e)	4,853,900	373,459
Autodesk, Inc. (a)	192,200	10,254
AVG Technologies NV (a)	351,100	5,969
Axway Software SA	48,600	1,266
BroadSoft, Inc. (a)	253,200	6,178
Cybernet Systems Co. Ltd. (e)	1,990,100	7,278
Ebix, Inc. (d)(e)	2,591,600	32,550
Exact Holdings NV	697,000	29,026
Geodesic Ltd. (a)(e)	4,873,000	141
ICT Automatisering NV (e)	848,500	5,754
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
IGE + XAO SA	38,800	$ 3,089
Infomedia Ltd.	11,947,959	9,507
InfoVine Co. Ltd. (e)	175,000	4,567
init innovation in traffic systems AG	9,708	251
Jorudan Co. Ltd. (e)	509,700	3,396
King Digital Entertainment PLC (a)(d)	299,300	5,821
KPIT Cummins Infosystems Ltd.	7,000,000	17,843
KSK Co., Ltd. (e)	622,600	4,659
Micro Focus International PLC	398,300	5,716
Microsoft Corp.	30,069,000	1,297,778
Net 1 UEPS Technologies, Inc. (a)	697,000	7,423
NIIT Technologies Ltd.	2,018,000	12,488
Nuance Communications, Inc. (a)	478,500	8,699
Nucleus Software Exports Ltd. (e)	2,200,000	7,468
Oracle Corp.	13,176,200	532,187
Parametric Technology Corp. (a)	601,188	21,619
Pro-Ship, Inc.	147,800	3,620
Software AG (Bearer) (d)	3,484,800	87,587
Sword Group (e)	588,700	14,347
Symantec Corp.	591,400	13,993
Synopsys, Inc. (a)	340,200	12,849
Vasco Data Security International, Inc. (a)	1,700,400	23,074
Vitec Software Group AB	203,900	3,990
Zensar Technologies Ltd.	738,500	5,111
		2,581,402
Technology Hardware, Storage & Peripherals - 5.1%
Compal Electronics, Inc.	150,050,000	137,783
EMC Corp.	536,700	15,725
Hewlett-Packard Co.	6,355,500	226,319
Lexmark International, Inc. Class A	1,891,800	90,863
Logitech International SA (Reg.) (d)	4,231,570	62,397
NCR Corp. (a)	693,400	21,461
QLogic Corp. (a)	962,956	8,763
Quantum Corp. (a)	6,537,100	8,171
Seagate Technology LLC (e)	29,123,200	1,706,620
Silicon Graphics International Corp. (a)	917,400	8,724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)(e)	2,247,322	$ 58,812
TPV Technology Ltd.	81,548,000	17,527
		2,363,165
TOTAL INFORMATION TECHNOLOGY		9,145,352
MATERIALS - 2.8%
Chemicals - 2.0%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	7,838
C. Uyemura & Co. Ltd. (e)	622,300	34,020
Chase Corp. (e)	878,586	29,652
Core Molding Technologies, Inc. (a)(e)	398,300	5,277
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	7,569,000	20,290
Deepak Nitrite Ltd. (e)	6,000,000	7,934
EcoGreen Fine Chemical Group Ltd. (e)	43,796,000	13,710
FMC Corp.	2,912,300	189,940
Fujikura Kasei Co., Ltd. (e)	3,176,200	16,414
Fuso Chemical Co. Ltd.	261,600	9,043
Gujarat Narmada Valley Fertilizers Co. (e)	11,757,397	17,956
Gujarat State Fertilizers & Chemicals Ltd. (e)	31,000,000	39,198
Honshu Chemical Industry Co. Ltd. (e)	923,000	7,278
Huabao International Holdings Ltd.	2,987,000	2,169
Innospec, Inc.	970,800	39,036
Intrepid Potash, Inc. (a)(d)	777,500	11,515
KPC Holdings Corp.	43,478	2,828
KPX Chemical Co. Ltd.	163,083	9,257
KPX Green Chemical Co. Ltd.	200,000	1,174
Kraton Performance Polymers, Inc. (a)	1,095,200	22,572
Miwon Chemicals Co. Ltd.	55,095	1,905
Miwon Commercial Co. Ltd. (a)	13,819	2,279
Muto Seiko Co. Ltd.	291,200	1,752
Nano Chem Tech, Inc.	125,000	424
Nuplex Industries Ltd.	4,304,414	10,860
OM Group, Inc. (e)	1,941,600	54,889
PolyOne Corp.	335,300	12,725
RPM International, Inc.	388,700	17,173
SK Kaken Co. Ltd.	378,000	31,897
Soda Aromatic Co. Ltd.	275,700	2,509
Soken Chemical & Engineer Co. Ltd. (e)	781,500	8,865
T&K Toka Co. Ltd. (e)	796,500	16,827
Thai Carbon Black PCL (For. Reg.)	13,441,500	10,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Thai Rayon PCL (For. Reg.)	3,186,100	$ 3,325
Tronox Ltd. Class A	691,700	18,358
Yara International ASA	4,480,900	205,357
Yip's Chemical Holdings Ltd. (e)	30,096,000	19,617
		905,899
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	825,900	4,355
Mitani Sekisan Co. Ltd. (e)	1,742,400	26,116
Titan Cement Co. SA (Reg.)	746,700	22,997
		53,468
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	100,000	38
Ball Corp.	280,630	17,191
Chuoh Pack Industry Co. Ltd. (e)	495,000	6,250
Kohsoku Corp. (e)	2,036,100	18,643
Samhwa Crown & Closure Co. Ltd.	50,000	1,615
Sealed Air Corp.	485,900	15,607
Silgan Holdings, Inc.	873,700	43,004
Sonoco Products Co.	372,800	14,591
Starlite Holdings Ltd.	2,914,000	170
The Pack Corp. (e)	1,931,900	38,239
		155,348
Metals & Mining - 0.4%
Alconix Corp. (e)	1,233,800	18,564
Blue Earth Refineries, Inc. (a)	266,309	0
Chubu Steel Plate Co. Ltd.	485,400	2,566
Cliffs Natural Resources, Inc. (d)	800,000	13,960
Compania de Minas Buenaventura SA sponsored ADR	2,240,200	26,233
Fortescue Metals Group Ltd.	1,511,268	6,775
Freeport-McMoRan Copper & Gold, Inc.	424,600	15,804
Handy & Harman Ltd. (a)	34,700	781
Hill & Smith Holdings PLC	2,090,900	17,933
Korea Steel Shapes Co. Ltd.	34,000	1,111
Orosur Mining, Inc. (a)	3,484,800	799
Orvana Minerals Corp. (a)	896,097	403
Pacific Metals Co. Ltd. (a)	4,466,000	21,969
Sherritt International Corp.	1,553,300	6,382
Tohoku Steel Co. Ltd. (e)	733,000	9,460
Tokyo Kohtetsu Co. Ltd. (e)	1,393,900	5,646
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Tekko Co. Ltd. (e)	4,466,000	$ 23,726
Webco Industries, Inc. (a)	8,922	749
		172,861
Paper & Forest Products - 0.0%
Cardinal Co. Ltd.	67,300	393
Stella-Jones, Inc. (a)	600,000	14,858
		15,251
TOTAL MATERIALS		1,302,827
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	96,500	142
Asia Satellite Telecommunications Holdings Ltd.	398,500	1,376
Atlantic Tele-Network, Inc.	248,900	14,563
		16,081
UTILITIES - 0.2%
Electric Utilities - 0.1%
Exelon Corp.	970,800	30,172
Gas Utilities - 0.1%
GAIL India Ltd.	1,200,000	8,609
Hokuriku Gas Co.	1,792,000	4,595
K&O Energy Group, Inc. (a)	501,000	7,352
Keiyo Gas Co. Ltd.	606,000	2,975
KyungDong City Gas Co. Ltd.	153,670	18,214
Kyungnam Energy Co. Ltd.	200,000	1,422
		43,167
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	16,087
Multi-Utilities - 0.0%
CMS Energy Corp.	892,900	25,832
Water Utilities - 0.0%
Manila Water Co., Inc.	972,500	596
TOTAL UTILITIES		115,854
TOTAL COMMON STOCKS (Cost $21,775,405)		40,342,356
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 1,720
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,991,300	19,945
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,101)		21,665
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14 (Cost $35,937)	$ 36,060	11,629
Money Market Funds - 14.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	6,523,404,635	6,523,405
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	448,565,903	448,566
TOTAL MONEY MARKET FUNDS (Cost $6,971,971)		6,971,971
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $28,800,414)		47,347,621
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(574,370)
NET ASSETS - 100%		$ 46,773,251
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,537
Fidelity Securities Lending Cash Central Fund	11,318
Total	$ 17,855
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aalberts Industries NV	$ 239,370	$ -	$ 9,227*	$ 4,464	$ 281,757
Aastra Technologies Ltd.	25,843	-	26,530	6,268	-
Abbey PLC	23,711	38	978*	261	30,448
Abercrombie & Fitch Co. Class A	299,220	55,586	10,909*	5,679	289,830
Accell Group NV	43,841	602	1,409*	1,526	43,386
Aditya Birla Chemicals India Ltd.	2,707	-	-	34	7,838
AECOM Technology Corp.	256,108	8,605	7,133*	-	258,543
Aeropostale, Inc.	123,720	-	-	-	27,148
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Air T, Inc.	$ 2,571	$ -	$ 92*	$ -	$ 2,753
AJIS Co. Ltd.	7,441	-	239*	209	8,540
Akka Technologies SA	22,673	10,918	1,098*	756	41,030
Albemarle & Bond Holdings PLC	5,818	1,227	25*	-	356
Alconix Corp.	12,209	-	405*	371	18,564
Almost Family, Inc.	17,921	-	658*	-	21,317
Alpha & Omega Semiconductor Ltd.	19,508	-	563*	-	22,652
Alps Logistics Co. Ltd.	18,309	-	544*	544	17,922
Ambassadors Group, Inc.	6,444	-	202*	-	7,390
Amdocs Ltd.	328,084	-	24,483*	4,711	-
ANSYS, Inc.	399,200	-	11,122*	-	373,459
APRIL	51,140	5,538	1,888*	1,588	60,280
Ark Restaurants Corp.	4,734	-	348*	221	4,456
Arrhythmia Research Technology, Inc.	629	-	896*	-	-
Arts Optical International Holdings Ltd.	7,534	-	261*	216	10,016
ASL Marine Holdings Ltd.	8,850	7,855	492*	336	16,853
Assurant, Inc.	284,340	-	10,031*	5,320	322,933
ASTI Corp.	3,128	200	79*	12	2,661
Atlas Air Worldwide Holdings, Inc.	-	68,861	1,521*	-	69,191
Avery Dennison Corp.	284,036	-	292,337	1,914	-
Axell Corp.	17,837	-	474*	457	14,165
Axis Capital Holdings Ltd.	345,875	-	17,618*	8,266	325,726
AZZ, Inc.	56,745	-	1,931*	829	63,553
Barratt Developments PLC	416,580	685	16,732*	7,817	481,338
Bel Fuse, Inc. Class A	4,238	-	1,098*	61	5,387
Belc Co. Ltd.	36,624	-	1,198*	767	56,050
Belluna Co. Ltd.	51,620	754	1,407*	1,150	48,790
Best Buy Co., Inc.	717,045	301,265	38,698*	19,767	1,021,017
Black Box Corp.	48,731	-	1,200*	658	36,191
Blackhawk Network Holdings, Inc.	-	49,251	2,044	-	-
BMTC Group, Inc. Class A (sub. vtg.)	73,987	-	2,194*	1,089	67,542
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
C. Uyemura & Co. Ltd.	$ 30,116	$ -	$ 1,548*	$ 506	$ 34,020
Cal Dive International, Inc.	12,984	-	1,192*	-	6,403
Calian Technologies Ltd.	13,833	-	386*	690	14,688
Career Education Corp.	21,638	-	1,284*	-	33,337
Cash Converters International Ltd.	24,925	880	636*	866	24,558
Cathay General Bancorp	98,010	-	21,549*	637	-
CEC Entertainment, Inc.	83,180	-	106,946	980	-
Chase Corp.	25,113	-	865*	407	29,652
Chime Communications PLC	20,234	-	2,242*	536	-
Chuoh Pack Industry Co. Ltd.	5,469	-	157*	184	6,250
Citi Trends, Inc.	15,499	-	18,365*	-	-
CKD Corp.	30,600	-	23,620*	428	-
Clip Corp.	3,635	-	103*	141	3,253
Codorus Valley Bancorp, Inc.	3,624	5,095	201*	156	9,462
Core Molding Technologies, Inc.	3,240	1,397	1,460*	-	5,277
Cosmos Pharmaceutical Corp.	196,696	-	5,784*	889	220,093
CRA International, Inc.	17,417	2,084	743*	-	23,464
Create SD Holdings Co. Ltd.	81,087	-	2,076*	1,130	78,557
CSE Global Ltd.	30,745	1,229	687*	12,541	27,687
Cybernet Systems Co. Ltd.	6,574	-	210*	292	7,278
Daewon Pharmaceutical Co. Ltd.	17,353	580	-	92	17,803
Daiichi Kensetsu Corp.	23,493	699	808*	395	28,865
DCC PLC (United Kingdom)	336,898	-	18,829*	10,310	455,343
Deepak Fertilisers and Petrochemicals Corp. Ltd.	10,529	-	-	817	20,290
Deepak Nitrite Ltd.	2,686	112	431	99	7,934
Diversicare Healthcare Services, Inc.	1,844	-	791*	70	-
Divestco, Inc.	576	-	23*	-	514
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dong Suh Companies, Inc.	$ 69,080	$ 10,228	$ -	$ 2,016	$ 98,054
DongKook Pharmaceutical Co. Ltd.	17,758	10,076	-	138	23,113
Doshisha Co. Ltd.	23,239	5,772	899*	506	36,672
DVx, Inc.	7,872	-	270*	109	7,461
Ebix, Inc.	30,740	3,334	3,277*	373	32,550
EcoGreen Fine Chemical Group Ltd.	8,492	-	295*	490	13,710
Educational Development Corp.	1,203	-	41*	123	1,803
Elematec Corp.	9,892	6,853	664*	526	21,667
Endurance Specialty Holdings Ltd.	136,838	-	4,025*	3,410	133,500
EOH Holdings Ltd.	49,769	17	4,515*	687	68,225
Excel Co. Ltd.	10,640	-	322	262	17,995
F&F Co. Ltd.	4,912	-	647	65	-
Farstad Shipping ASA	69,780	-	1,821*	1,180	56,831
Federal Screw Works	237	-	118*	-	-
First Juken Co. Ltd.	22,801	-	635*	603	21,501
Folli Follie SA	102,612	713	8,357*	-	175,629
Food Empire Holdings Ltd.	27,265	-	494*	230	15,401
Foremost Income Fund	17,094	-	-	556	-
Fresh Del Monte Produce, Inc.	176,967	-	5,185*	3,130	183,119
Fuji Kosan Co. Ltd.	315	4,555	148*	106	4,721
Fuji Oil Co. Ltd. (formerly AOC Holdings, Inc.)	19,711	-	1,946*	260	18,497
Fujikura Kasei Co., Ltd.	15,404	-	561*	413	16,414
Fursys, Inc.	22,429	2,184	-	524	30,525
Fyffes PLC (Ireland)	26,042	869	1,427*	858	40,978
Gabia, Inc.	3,523	3,472	-	14	6,631
GameStop Corp. Class A	343,420	-	56,354*	7,211	244,471
Gencor Industries, Inc.	3,011	755	124*	-	4,833
Genky Stores, Inc.	5,111	-	161*	104	9,170
Genworth MI Canada, Inc.	157,381	1,258	31,327*	6,012	173,311
Geodesic Ltd.	304	-	-	-	141
Geumhwa PSC Co. Ltd.	2,975	6,630	-	212	13,551
Gildan Activewear, Inc.	345,886	-	31,942*	2,630	416,798
Glentel, Inc.	31,307	3,705	726*	875	21,636
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Global Brass & Copper Holdings, Inc.	$ -	$ 19,153	$ 520*	$ 101	$ 17,018
Goodfellow, Inc.	7,368	130	219*	271	7,612
Green Dot Corp. Class A	69,840	968	25,926*	-	35,823
Greggs PLC	17,528	50,948	2,434*	2,612	85,359
Guess?, Inc.	278,470	14,118	7,820*	7,149	220,700
Gujarat Narmada Valley Fertilizers Co.	8,131	5,869	-	392	17,956
Gujarat State Fertilizers & Chemicals Ltd.	21,553	6,269	-	1,031	39,198
Gulliver International Co. Ltd.	47,192	-	13,975*	829	52,416
Halows Co. Ltd.	12,649	1,586	505*	201	17,545
Hamakyorex Co. Ltd.	24,704	169	630*	285	22,785
Hampshire Group Ltd.	4,140	-	98*	-	3,215
Handsome Co. Ltd.	60,161	-	-	615	64,893
Hankook Shell Oil Co. Ltd.	23,328	-	449	1,071	32,938
Hanwha Galleria Timeworld Co. Ltd.	10,924	-	-	269	15,301
Heartland Payment Systems, Inc.	74,621	-	2,558*	616	92,227
Helen of Troy Ltd.	135,511	-	26,938*	-	148,105
Henry Boot PLC	21,879	-	10,601*	489	-
Hiday Hidaka Corp.	26,610	-	880*	419	33,700
Honshu Chemical Industry Co. Ltd.	5,819	362	207*	132	7,278
Hoshiiryou Sanki Co. Ltd.	7,963	1,375	322*	153	10,695
Houston Wire & Cable Co.	18,754	55	572*	566	14,709
HTL International Holdings Ltd.	6,275	-	183*	-	6,374
Hurco Companies, Inc.	18,055	223	471*	150	20,014
Hutech Norin Co. Ltd.	10,713	-	300*	264	10,027
Huvitz Co. Ltd.	16,703	395	-	38	12,665
Hwacheon Machine Tool Co. Ltd.	9,980	-	-	260	13,316
I-Sheng Electric Wire & Cable Co. Ltd.	16,523	2,171	1,510	1,149	17,949
IA Group Corp.	5,988	-	186*	235	6,654
ICT Automatisering NV	4,418	-	179*	148	5,754
IDIS Holdings Co. Ltd.	9,104	1,524	-	28	10,574
Ihara Science Corp.	6,322	842	255*	195	9,965
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Il Dong Holdings Co. Ltd.	$ 22,641	$ -	$ -	$ 316	$ 33,888
Image Sensing Systems, Inc.	2,611	-	53*	-	902
Indra Sistemas	222,717	-	9,033*	6,267	246,916
Infomedia Ltd.	8,198	-	2,576*	444	-
InfoVine Co. Ltd.	-	4,964	-	61	4,567
Intage Holdings, Inc.	25,795	-	916*	488	28,886
Intelligent Digital Integrated Security Co. Ltd.	18,391	76	-	259	14,181
INTOPS Co. Ltd.	18,060	-	-	273	15,300
INZI Controls Co. Ltd.	7,299	-	-	120	7,865
Isewan Terminal Service Co. Ltd.	9,483	115	269*	307	9,659
Isra Vision AG	20,515	-	832*	176	26,613
Jack in the Box, Inc.	188,423	-	175,949*	240	-
JAKKS Pacific, Inc.	7,813	-	2,104*	-	-
Jaya Holdings Ltd.	34,078	-	1,160*	48,443	3,588
Jeil Pharmaceutical Co.	17,904	-	-	47	41,772
JLM Couture, Inc.	449	-	15*	-	480
Jorudan Co. Ltd.	2,804	-	93*	40	3,396
Jos. A. Bank Clothiers, Inc.	111,854	-	10,443	-	-
Jumbo SA	119,200	558	6,228*	-	171,244
Kingboard Chemical Holdings Ltd.	163,878	49,522	5,758*	5,488	192,634
Knoll, Inc.	74,340	-	26,035*	1,830	50,211
Know IT AB	13,221	-	507*	715	14,765
Kohsoku Corp.	19,836	-	543*	397	18,643
Kondotec, Inc.	9,709	788	335*	229	11,235
Korea Electric Terminal Co. Ltd.	23,173	-	-	223	30,276
KPX Chemical Co. Ltd.	10,638	-	-	195	-
KSK Co., Ltd.	3,995	-	135*	166	4,659
Kwang Dong Pharmaceutical Co. Ltd.	19,667	3,530	-	183	28,744
Kyeryong Construction Industrial Co. Ltd.	6,517	-	-	-	14,021
Kyoto Kimono Yuzen Co. Ltd.	18,786	-	1,288*	638	15,644
Kyowakogyosyo Co. Ltd.	1,597	1,531	84*	48	2,650
LCNB Corp.	-	12,961	270*	219	11,296
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Leeno Industrial, Inc.	$ 4,734	$ 14,784	$ -	$ 123	$ 29,484
LHC Group, Inc.	43,471	-	1,228*	-	43,196
Maruzen Co. Ltd.	16,945	-	505*	352	17,696
Mastek Ltd.	3,637	-	-	151	6,384
Medical Action Industries, Inc.	11,947	330	16,600*	-	-
Meetic	27,555	-	42,287	-	-
Mega First Corp. Bhd	11,797	-	-	526	16,087
Melbourne IT Ltd.	13,978	-	315*	3,860	11,855
Melcor Real Estate Investment Trust	-	8,654	237*	381	7,956
Melexis NV	78,571	-	14,005*	2,728	138,271
Mesa Laboratories, Inc.	20,720	-	1,325*	184	23,017
Metro, Inc. Class A (sub. vtg.)	783,669	-	25,325*	9,458	683,831
Michang Oil Industrial Co. Ltd.	12,427	-	-	260	12,084
Miroku Corp.	1,566	394	72*	55	2,570
Mitani Sekisan Co. Ltd.	23,057	860	1,455*	251	26,116
Mitie Group PLC	98,221	-	6,634*	4,243	116,293
Monogatari Corp. (The)	-	16,529	287*	70	15,496
Motonic Corp.	32,450	-	575	653	47,265
Mr. Bricolage SA	12,721	354	528*	287	19,662
Muhak Co. Ltd.	44,193	650	-	-	91,496
Multi-Fineline Electronix, Inc.	24,708	11,717	915*	-	23,457
Murakami Corp.	11,156	1,630	346*	127	11,394
Muramoto Electronic Thailand PCL (For. Reg.)	6,845	-	491*	129	9,776
Nac Co. Ltd.	-	20,717	574*	245	16,765
Nadex Co. Ltd.	4,577	602	183*	101	5,729
Nafco Co. Ltd.	43,174	928	1,015*	740	38,984
Nakayamafuku Co. Ltd.	2,573	5,754	231*	227	8,185
NCI, Inc. Class A	4,025	85	290*	-	7,824
ND Software Co. Ltd.	2,357	8,356	429*	187	14,791
NETGEAR, Inc.	68,861	15,949	11,042*	-	77,282
Next PLC	1,263,908	-	57,274*	76,421	1,843,594
Nextchip Co. Ltd.	4,400	-	-	-	2,932
NICE Information Service Co. Ltd.	6,815	388	-	199	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NICE Total Cash Management Co., Ltd.	$ 4,720	$ 3	$ -	$ 103	$ 6,502
Nippo Ltd.	4,679	404	116*	116	3,637
Nishimatsuya Chain Co. Ltd.	47,542	-	5,935*	893	37,519
North Valley Bancorp	7,566	-	468*	-	8,681
Northrim Bancorp, Inc.	12,760	-	361*	338	11,905
Nucleus Software Exports Ltd.	1,612	1,737	-	220	7,468
Nutraceutical International Corp.	25,409	-	871*	-	25,624
OFG Bancorp	46,259	-	-	687	39,972
OM Group, Inc.	91,195	-	31,953*	296	54,889
Orbotech Ltd.	29,234	-	19,691*	-	-
Otaki Gas Co. Ltd.	4,748	477	-	32	-
P&F Industries, Inc. Class A	2,976	98	80*	-	2,962
Pacer International, Inc.	11,080	-	14,684	-	-
Pacific Premier Bancorp, Inc.	12,379	-	457*	-	13,189
Pal Co. Ltd.	44,710	-	842*	710	43,884
Panasonic Information Systems Co.	12,397	3,262	496*	343	16,217
Papa John's International, Inc.	94,699	-	117,028*	803	-
Parker Corp.	5,894	208	304*	130	10,561
Pelion SA	16,625	-	492*	535	14,467
Pinnacle Technology Holdings Ltd.	21,154	2,719	463*	280	11,606
Piolax, Inc.	28,977	-	2,992*	416	37,494
Prim SA	12,803	2	412*	394	14,023
Qol Co. Ltd.	-	12,573	357*	174	11,928
Qumu Corp. (formerly Rimage Corp.)	8,715	-	9,809	-	-
Relo Holdings Corp.	68,914	-	2,272*	1,210	92,610
RenaissanceRe Holdings Ltd.	269,607	-	8,915*	3,512	294,359
Rocky Mountain Chocolate Factory, Inc.	6,628	-	178*	217	6,174
Ruby Tuesday, Inc.	45,384	-	7,281*	-	31,434
S&T Holdings Co. Ltd.	12,259	708	-	255	13,996
Safeway, Inc.	335,270	53,939	14,549*	60,178	489,018
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sakai Moving Service Co. Ltd.	$ 20,739	$ 244	$ 804*	$ 490	$ 28,310
Samsung Climate Control Co. Ltd.	3,136	412	-	19	4,792
Sanei Architecture Planning Co. Ltd.	11,803	-	347*	272	12,065
Sarantis SA	15,937	-	699*	864	24,399
ScanSource, Inc.	71,220	2,253	3,054*	-	71,308
Seagate Technology LLC	1,227,300	-	45,123*	49,778	1,706,620
SED International Holdings, Inc.	893	-	971	-	-
Select Harvests Ltd.	17,886	-	952*	970	25,659
Senshu Electric Co. Ltd.	12,718	-	426*	308	15,708
Servotronics, Inc.	674	600	28*	-	1,053
Sewon Precision Industries Co. Ltd.	10,657	-	-	36	14,512
Shibaura Electronics Co. Ltd.	9,255	-	446*	268	15,062
Shinsegae Engineering & Construction Co. Ltd.	2,882	-	699	-	4,744
ShoLodge, Inc.	5	-	-*	-	2
Sigmatron International, Inc.	1,596	105	2,186*	-	-
Sinwa Ltd.	4,072	199	116*	545	4,865
SJM Co. Ltd.	13,449	-	-	200	11,967
SJM Holdings Co. Ltd.	6,762	-	-	168	6,085
Societe Pour L'Informatique Industrielle SA	12,384	2,441	608*	145	18,979
Soken Chemical & Engineer Co. Ltd.	11,223	-	237*	243	8,865
Sonic Corp.	92,220	-	40,400*	-	83,339
Span-America Medical System, Inc.	6,045	20	169*	161	5,472
Sporton International, Inc.	24,296	-	29,865	851	-
Sportscene Group, Inc. Class A	2,629	-	89*	183	3,027
Stanley Furniture Co., Inc.	4,449	-	382*	-	2,988
Stantec, Inc.	109,836	-	20,297*	1,223	-
Steiner Leisure Ltd.	95,601	-	5,139*	-	61,992
Step Co. Ltd.	11,870	-	289*	281	9,870
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sterling Construction Co., Inc.	$ 16,007	$ 1,262	$ 480*	$ -	$ 15,563
Strattec Security Corp.	13,510	-	8,077*	135	13,458
Strongco Corp.	3,993	-	110*	-	3,296
Sun Hing Vision Group Holdings Ltd.	8,643	-	229*	509	7,647
Sunjin Co. Ltd.	12,780	-	-	69	29,546
Super Micro Computer, Inc.	37,859	-	22,138*	-	58,812
Swift Energy Co.	50,323	10,167	5,138*	-	48,193
Sword Group	9,786	130	441*	697	14,347
SYNNEX Corp.	173,568	-	6,302*	-	219,474
T&K Toka Co. Ltd.	17,036	426	500*	216	16,827
Techno Smart Corp.	3,790	-	167*	134	5,246
Teems, Inc.	1,330	-	1,386	-	-
Telechips, Inc.	4,589	-	-	-	4,533
Tempur Sealy International, Inc.	162,565	-	172,772*	-	-
Tessco Technologies, Inc.	16,821	-	553*	396	15,558
The Pack Corp.	33,434	-	1,076*	859	38,239
Theragenics Corp.	6,299	-	6,793	-	-
Titan Machinery, Inc.	-	17,834	395*	-	16,490
TKH Group NV unit	82,535	-	30,225*	1,958	65,799
Tocalo Co. Ltd.	9,854	3,069	452*	411	15,754
Tohoku Steel Co. Ltd.	8,482	-	250*	82	9,460
Token Corp.	52,701	-	1,288*	773	44,843
Tokyo Kisen Co. Ltd.	5,056	-	158*	172	5,487
Tokyo Kohtetsu Co. Ltd.	2,483	3,550	175*	97	5,646
Tokyo Tekko Co. Ltd.	17,336	-	575*	285	23,726
Tomen Devices Corp.	11,635	-	335*	234	11,462
Tomen Electronics Corp.	17,087	-	710*	538	23,083
Total Energy Services, Inc.	37,070	73	1,435*	432	48,493
Totech Corp.	2,544	4,432	194*	128	7,537
TOW Co. Ltd.	6,695	-	238*	280	7,918
Trancom Co. Ltd.	30,273	-	1,133*	596	39,830
Trio-Tech International	1,164	-	145*	-	1,032
Triple-S Management Corp.	53,961	483	1,422*	-	41,913
Tsukui Corp.	11,999	11,889	379*	108	21,377
Tuesday Morning Corp.	24,681	-	27,154	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tungtex Holdings Co. Ltd.	$ 2,553	$ -	$ 912*	$ 34	$ -
UANGEL Corp.	3,938	-	-	95	2,764
UKC Holdings Corp.	25,977	-	764*	566	23,792
Uni-Select, Inc.	40,634	-	1,549*	860	50,376
Unit Corp.	183,438	-	43,238*	-	214,459
United Stationers, Inc.	100,642	-	2,892*	1,353	91,070
Universal Security Instruments, Inc.	1,288	-	31*	-	857
Unum Group	512,568	31,298	16,729*	9,792	571,080
USS Co. Ltd.	201,114	-	35,508*	4,866	-
Utah Medical Products, Inc.	24,282	-	1,237*	420	21,459
Vasco Data Security International, Inc.	25,925	1,531	20,012*	-	-
Vera Bradley, Inc.	38,784	12,353	33,325*	-	-
VSE Corp.	22,979	-	813*	194	30,705
VST Holdings Ltd.	21,288	4,658	1,128*	1,503	37,074
W&T Offshore, Inc.	80,636	1,244	2,226*	4,028	65,425
Watts Co. Ltd.	14,929	706	365*	227	13,030
Weight Watchers International, Inc.	-	158,558	23,971*	-	100,767
Whanin Pharmaceutical Co. Ltd.	20,856	-	-	368	27,350
WIN-Partners Co. Ltd.	11,465	2,478	478*	420	17,424
Wireless Telecom Group, Inc.	1,989	-	2,086*	-	-
Workman Co. Ltd.	57,720	-	1,894*	1,045	70,306
XAC Automation Corp.	11,491	-	13,376	233	-
YBM Sisa.com, Inc.	4,019	-	93	149	3,758
Yip's Chemical Holdings Ltd.	27,782	-	664*	985	19,617
Young Poong Precision Corp.	8,640	-	7,711	59	-
Youngone Holdings Co. Ltd.	53,738	-	-	366	70,566
Yusen Logistics Co. Ltd.	38,115	-	5,421*	668	43,703
Yutaka Giken Co. Ltd.	35,192	-	977*	508	32,940
Total	$ 17,627,858	$ 1,221,310	$ 2,286,370	$ 497,213	$ 18,279,903

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,362,139	$ 9,444,135	$ 1,917,400	$ 604
Consumer Staples	3,347,255	2,350,035	997,220	-
Energy	1,918,175	1,292,462	625,713	-
Financials	5,387,180	4,584,470	801,299	1,411
Health Care	4,152,999	3,749,965	395,466	7,568
Industrials	3,596,214	2,790,123	806,089	2
Information Technology	9,145,352	7,698,664	1,445,193	1,495
Materials	1,322,772	852,946	469,826	-
Telecommunication Services	16,081	14,563	1,518	-
Utilities	115,854	56,004	59,850	-
Corporate Bonds	11,629	-	11,629	-
Money Market Funds	6,971,971	6,971,971	-	-
Total Investments in Securities:	$ 47,347,621	$ 39,805,338	$ 7,531,203	$ 11,080

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 4,982,492
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	60.3%
Japan	6.8%
United Kingdom	6.2%
Ireland	5.3%
Canada	4.0%
Bermuda	2.5%
Netherlands	2.5%
Korea (South)	2.2%
Taiwan	1.5%
Italy	1.3%
Greece	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $428,927) - See accompanying schedule: Unaffiliated issuers (cost $12,462,298)	$ 22,095,747
Fidelity Central Funds (cost $6,971,971)	6,971,971
Other affiliated issuers (cost $9,366,145)	18,279,903
Total Investments (cost $28,800,414)		$ 47,347,621
Cash		47
Foreign currency held at value (cost $96)		96
Receivable for investments sold		23,603
Receivable for fund shares sold		27,939
Dividends receivable		61,317
Interest receivable		593
Distributions receivable from Fidelity Central Funds		2,033
Receivable from investment adviser for expense reductions		21
Other receivables		1,793
Total assets		47,465,063

Liabilities
Payable for investments purchased	$ 131,983
Payable for fund shares redeemed	68,618
Accrued management fee	28,382
Other affiliated payables	4,724
Other payables and accrued expenses	9,539
Collateral on securities loaned, at value	448,566
Total liabilities		691,812

Net Assets		$ 46,773,251
Net Assets consist of:
Paid in capital		$ 26,228,906
Undistributed net investment income		303,889
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,701,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,538,878
Net Assets		$ 46,773,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2014

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($30,575,701 ÷ 599,139 shares)	$ 51.03

Class K: Net Asset Value, offering price and redemption price per share ($16,197,550 ÷ 317,471 shares)	$ 51.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2014

Investment Income
Dividends (including $497,213 earned from other affiliated issuers)		$ 857,157
Interest		1,615
Income from Fidelity Central Funds		17,855
Total income		876,627

Expenses
Management fee Basic fee	$ 278,599
Performance adjustment	26,115
Transfer agent fees	52,504
Accounting and security lending fees	2,449
Custodian fees and expenses	2,976
Independent trustees' compensation	191
Appreciation in deferred trustee compensation account	1
Registration fees	482
Audit	228
Legal	148
Miscellaneous	363
Total expenses before reductions	364,056
Expense reductions	(625)	363,431
Net investment income (loss)		513,196
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,149,565
Other affiliated issuers	1,278,165
Foreign currency transactions	(300)
Total net realized gain (loss)		3,427,430
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,220)	2,225,690
Assets and liabilities in foreign currencies	(429)
Total change in net unrealized appreciation (depreciation)		2,225,261
Net gain (loss)		5,652,691
Net increase (decrease) in net assets resulting from operations		$ 6,165,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 513,196	$ 437,698
Net realized gain (loss)	3,427,430	2,498,753
Change in net unrealized appreciation (depreciation)	2,225,261	7,694,670
Net increase (decrease) in net assets resulting from operations	6,165,887	10,631,121
Distributions to shareholders from net investment income	(372,615)	(432,424)
Distributions to shareholders from net realized gain	(2,653,754)	(1,951,147)
Total distributions	(3,026,369)	(2,383,571)
Share transactions - net increase (decrease)	768,382	1,629,061
Redemption fees	2,996	2,348
Total increase (decrease) in net assets	3,910,896	9,878,959

Net Assets
Beginning of period	42,862,355	32,983,396
End of period (including undistributed net investment income of $303,889 and undistributed net investment income of $186,065, respectively)	$ 46,773,251	$ 42,862,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Low-Priced Stock

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 47.84	$ 38.52	$ 40.67	$ 33.07	$ 28.20
Income from Investment Operations
Net investment income (loss) B	.53	.48	.37	.23	.07
Net realized and unrealized gain (loss)	5.96	11.61	(.03)	7.53	5.00
Total from investment operations	6.49	12.09	.34	7.76	5.07
Distributions from net investment income	(.39)	(.49)	(.28)	(.15)	(.12)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.30)	(2.77)	(2.49)	(.16)	(.20)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 51.03	$ 47.84	$ 38.52	$ 40.67	$ 33.07
Total ReturnA	14.42%	33.12%	1.68%	23.53%	18.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.82%	.79%	.88%	.83%	.99%
Expenses net of fee waivers, if any	.82%	.79%	.88%	.83%	.99%
Expenses net of all reductions	.82%	.79%	.88%	.83%	.99%
Net investment income (loss)	1.07%	1.14%	1.00%	.61%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 30,576	$ 28,171	$ 22,999	$ 26,762	$ 24,538
Portfolio turnover rateD	12% G	11%	19%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Portfolio turnover rate excludes securities received or delivered in-kind..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 47.83	$ 38.52	$ 40.67	$ 33.11	$ 28.22
Income from Investment Operations
Net investment income (loss) B	.58	.53	.42	.28	.11
Net realized and unrealized gain (loss)	5.96	11.60	(.03)	7.51	5.01
Total from investment operations	6.54	12.13	.39	7.79	5.12
Distributions from net investment income	(.44)	(.54)	(.33)	(.23)	(.15)
Distributions from net realized gain	(2.91)	(2.28)	(2.21)	(.01)	(.08)
Total distributions	(3.35)	(2.82)	(2.54)	(.23) G	(.23)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 51.02	$ 47.83	$ 38.52	$ 40.67	$ 33.11
Total ReturnA	14.55%	33.27%	1.83%	23.66%	18.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.68%	.76%	.71%	.85%
Expenses net of fee waivers, if any	.72%	.68%	.76%	.71%	.85%
Expenses net of all reductions	.72%	.68%	.76%	.70%	.85%
Net investment income (loss)	1.17%	1.26%	1.12%	.74%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 16,198	$ 14,691	$ 9,985	$ 8,031	$ 4,357
Portfolio turnover rateD	12% H	11%	19%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

H Portfolio turnover rate excludes securities received or delivered in-kind..

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,043,932
Gross unrealized depreciation	(1,680,375)
Net unrealized appreciation (depreciation) on securities	$ 18,363,557

Tax Cost	$ 28,984,064

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 351,786
Undistributed long-term capital gain	$ 1,838,693
Net unrealized appreciation (depreciation) on securities and other investments	$ 18,362,886

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 502,790	$ 455,010
Long-term Capital Gains	2,523,579	1,928,561
Total	$ 3,026,369	$ 2,383,571

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,711,817 and $6,278,107, respectively.

Redemptions In-Kind. During the period, 26,390 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $1,312,518. The net realized gain of $710,374 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annual management fee

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Low-Priced Stock	$ 45,039.15
Class K	7,465.05
	$ 52,504

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $165 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,191. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,318, including $743 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $364.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Low-Priced Stock	$ 232,537	$ 284,865
Class K	140,078	147,559
Total	$ 372,615	$ 432,424
From net realized gain
Low-Priced Stock	$ 1,731,108	$ 1,338,102
Class K	922,646	613,045
Total	$ 2,653,754	$ 1,951,147

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Low-Priced Stock
Shares sold	85,303	82,702	$ 4,180,051	$ 3,528,018
Reinvestment of distributions	39,938	39,316	1,842,708	1,538,529
Shares redeemed	(114,924) A	(130,273)	(5,671,216) A	(5,369,278)
Net increase (decrease)	10,317	(8,255)	$ 351,543	$ (302,731)
Class K
Shares sold	69,134	90,911	$ 3,397,015	$ 3,784,904
Reinvestment of distributions	23,051	19,455	1,062,724	760,604
Shares redeemed	(81,847) A	(62,464)	(4,042,900) A	(2,613,716)
Net increase (decrease)	10,338	47,902	$ 416,839	$ 1,931,792

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity
Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	9/05/14	9/08/14	$0.354	$2.080

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $2,507,999,033, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 67% and 39% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% and 78% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Low-Priced Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Low-Priced Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LPS-K-UANN-0914
1.863394.105

Fidelity®

Series Intrinsic Opportunities

Fund

Fidelity Series Intrinsic Opportunities
Fund

Class F

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Intrinsic Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Life of fund A
Fidelity® Series Intrinsic Opportunities Fund	16.35%	27.43%
Class F	16.48%	27.65%

A From December 6, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Intrinsic Opportunities Fund, a class of the fund, on December 6, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Joel Tillinghast, Portfolio Manager of Fidelity® Series Intrinsic Opportunities Fund: For the year, the fund's Series Intrinsic Opportunities and Class F shares rose 16.35% and 16.48%, respectively, in line with the 16.37% gain of its benchmark, the Russell 3000® Index. Stock selection in health care helped, especially a sizable out-of-index stake in drugmaker AstraZeneca, whose share price was boosted by multiple takeover bids from U.S.-based Pfizer. A deal between the two firms did not materialize by period end, but I trimmed my stake to take profits. Managed care company WellPoint, the fund's largest holding, and insurance firm Humana also contributed in this sector. Elsewhere, a sizable overweighting in legacy technology firm Hewlett-Packard was additive, as the stock rose on consecutive quarters of earnings surprises. On the downside, stock selection and an overweighting in consumer discretionary were detrimental. Here, Weight Watchers International was the fund's biggest individual detractor, as the firm faced competition from free mobile applications. An overweighting in retailers hurt results, as this group underperformed the benchmark in the wake of weak Christmas sales. On a geographic basis, investments in U.S.-based companies detracted, whereas stock picks overseas contributed to results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Series Intrinsic Opportunities	.82%
Actual		$ 1,000.00	$ 1,096.20	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class F	.65%
Actual		$ 1,000.00	$ 1,096.90	$ 3.38
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
WellPoint, Inc.	5.1	4.3
Hewlett-Packard Co.	4.2	3.7
The Western Union Co.	4.2	3.9
UnitedHealth Group, Inc.	3.7	3.3
Best Buy Co., Inc.	3.1	2.6
Humana, Inc.	3.0	3.2
Nitori Holdings Co. Ltd.	2.4	2.1
AstraZeneca PLC sponsored ADR	2.3	3.7
Microsoft Corp.	2.2	2.1
United Therapeutics Corp.	1.9	2.1
	32.1
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	24.1
Health Care	23.2	23.3
Information Technology	20.8	21.0
Financials	8.7	7.8
Industrials	8.2	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 99.4%		Stocks 99.1%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	41.9%	** Foreign investments	41.4%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 3.6%
Cooper Tire & Rubber Co.	600,000	$ 17,334,000
G-Tekt Corp.	1,450,000	15,433,957
Hanil E-Wha Co. Ltd.	1,000,000	20,573,930
Harada Industries Co. Ltd.	150,000	395,580
Hyundai Mobis	325,000	97,071,303
IJT Technology Holdings Co. Ltd.	1,100,000	4,509,214
Kinugawa Rubber Industrial Co. Ltd.	75,000	401,395
Piolax, Inc.	308,000	11,895,588
TBK Co. Ltd. (f)	1,800,000	9,118,281
TPR Co. Ltd.	600,000	14,048,257
Yorozu Corp. (f)	1,100,000	23,381,400
		214,162,905
Automobiles - 0.1%
Audi AG	11,000	9,073,403
Distributors - 0.6%
Chori Co. Ltd.	900,000	11,373,099
Doshisha Co. Ltd.	525,000	9,668,488
Nakayamafuku Co. Ltd.	100,000	784,065
Uni-Select, Inc.	350,000	8,968,680
Yagi & Co. Ltd.	250,000	3,674,738
		34,469,070
Diversified Consumer Services - 1.3%
Heian Ceremony Service Co. Ltd. (e)	100,000	682,608
ITT Educational Services, Inc. (a)(e)	525,000	7,470,750
Lincoln Educational Services Corp.	25,000	92,250
MegaStudy Co. Ltd. (f)	572,000	33,391,212
Step Co. Ltd.	217,000	1,697,027
Tsukada Global Holdings, Inc. (e)	1,050,000	7,309,811
Weight Watchers International, Inc. (e)	1,150,000	24,943,500
		75,587,158
Hotels, Restaurants & Leisure - 0.8%
Brazil Fast Food Corp. (a)	5,000	83,800
Fairwood Holdings Ltd.	1,000,000	2,150,896
Hiday Hidaka Corp.	152,400	3,482,207
Hiramatsu, Inc.	25,000	158,975
Koshidaka Holdings Co. Ltd. (e)	175,000	6,915,574
Kura Corp. Ltd.	150,000	3,978,769
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ohsho Food Service Corp. (e)	350,000	$ 14,696,985
Toridoll.corporation (e)	1,700,000	14,218,795
		45,686,001
Household Durables - 1.3%
Ace Bed Co. Ltd.	31,152	3,168,004
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	1,100,000	1,265,000
FJ Next Co. Ltd.	1,050,000	4,829,997
Fuji Corp. Ltd.	50,000	297,040
Helen of Troy Ltd. (a)	713,400	38,259,642
Iida Group Holdings Co. Ltd.	600,000	8,939,829
Q.E.P. Co., Inc. (a)	14,998	277,613
SABAF SpA	425,800	6,899,027
Sanei Architecture Planning Co. Ltd.	660,000	5,614,516
Sanyo Housing Nagoya Co. Ltd.	700,000	7,011,014
SodaStream International Ltd. (a)	25,000	825,000
		77,386,682
Leisure Products - 0.2%
Accell Group NV	701,944	12,975,846
Daikoku Denki Co. Ltd.	15,000	257,696
		13,233,542
Media - 0.4%
Alpha Co. Ltd.	25,000	46,506
Crown Media Holdings, Inc. Class A (a)	50,000	169,000
Gendai Agency, Inc. (e)	800,000	5,268,500
Pico Far East Holdings Ltd.	6,500,000	1,500,292
Proto Corp. (e)	125,000	1,802,380
Starz - Liberty Capital Series A (a)	400,000	11,404,000
Tribune Co. Class A (a)	25,000	2,062,500
Tribune Pubg Co. (a)	6,250	131,438
Weborama	10,000	107,124
		22,491,740
Multiline Retail - 0.6%
GwangJu Shinsegae Co. Ltd.	75,000	18,115,139
Hanwha Galleria Timeworld Co. Ltd.	258,990	11,621,361
Kohl's Corp.	10,000	535,400
Treasure Factory Co. Ltd. (f)	150,000	4,717,743
Watts Co. Ltd.	448,800	4,317,847
		39,307,490
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 13.5%
Adastria Holdings Co. Ltd.	750,000	$ 16,944,423
Arc Land Sakamoto Co. Ltd.	175,000	3,875,658
Asahi Co. Ltd.	20,000	267,906
AT-Group Co. Ltd.	349,000	6,865,934
Bed Bath & Beyond, Inc. (a)	1,750,000	110,757,500
Best Buy Co., Inc.	6,250,000	185,812,500
DCM Japan Holdings Co. Ltd.	5,000	33,427
Folli Follie SA (a)	325,000	13,621,486
Fuji Corp. (f)	595,990	7,145,883
Guess?, Inc.	3,300,000	85,833,000
Handsman Co. Ltd.	221,200	2,599,018
Hour Glass Ltd.	2,000,000	2,973,475
IA Group Corp.	112,000	877,824
John David Group PLC	7,168,000	45,998,693
Jumbo SA	1,750,000	26,245,380
K's Denki Corp.	1,300,000	37,166,150
Ku Holdings Co. Ltd.	450,000	2,733,123
Mandarake, Inc. (e)	24,600	821,246
Mr. Bricolage SA	311,600	6,075,131
Nafco Co. Ltd.	640,400	10,992,654
Nitori Holdings Co. Ltd.	2,550,000	143,235,611
Oriental Watch Holdings Ltd.	6,000,000	1,463,975
Outerwall, Inc. (a)(e)	50,000	2,751,000
RIGHT ON Co. Ltd.	25,000	172,868
RONA, Inc.	1,100,000	12,197,001
Samse SA	31,000	4,140,262
Shimamura Co. Ltd.	5,000	495,845
Silvano Fashion Group A/S	9,800	21,985
Staples, Inc. (e)	6,000,000	69,540,000
Tokatsu Holdings Co. Ltd.	147,000	457,893
Tokyo Derica Co. Ltd.	20,000	379,536
		802,496,387
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	500,000	156,325
Coach, Inc.	1,100,000	38,016,000
Geox SpA (a)(e)	7,500,000	27,899,107
Ports Design Ltd. (a)	12,000,000	5,084,065
Sitoy Group Holdings Ltd.	100,000	69,263
Texwinca Holdings Ltd.	2,000,000	1,877,880
Van de Velde	111,000	5,877,753
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd.	30,000	$ 2,278,761
Yue Yuen Industrial (Holdings) Ltd.	3,500,000	11,696,435
		92,955,589
TOTAL CONSUMER DISCRETIONARY		1,426,849,967
CONSUMER STAPLES - 5.3%
Beverages - 0.3%
Damm SA	5,050	29,415
Jinro Distillers Co. Ltd.	225,000	5,519,832
Muhak Co. Ltd. (a)	331,064	11,221,027
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	999,961	2,766,821
		19,537,095
Food & Staples Retailing - 2.7%
Ain Pharmaciez, Inc.	300,000	13,969,879
Amsterdam Commodities NV	500,000	11,381,925
Create SD Holdings Co. Ltd. (e)	310,000	11,263,903
Dong Suh Companies, Inc.	1,050,000	19,671,508
Genky Stores, Inc. (e)	106,700	4,199,392
Halows Co. Ltd.	63,700	708,174
Majestic Wine PLC	50,000	332,806
MARR SpA (e)	850,000	14,102,205
Marukyu Co. Ltd. (e)	337,500	3,695,393
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	248,099
San-A Co. Ltd.	550,000	17,847,319
Sapporo Drug Store Co. Ltd. (f)	400,000	7,094,927
Tesco PLC	11,000,000	47,725,950
Yaoko Co. Ltd.	100,000	5,640,560
		157,882,040
Food Products - 1.0%
Ajinomoto Malaysia Bhd	1,100,000	2,108,322
Astral Foods Ltd.	500,000	6,714,539
Cranswick PLC	706,081	15,055,927
Fresh Del Monte Produce, Inc.	725,000	21,706,500
Kawan Food Bhd	100,000	73,819
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,891,686
London Biscuits Bhd	1,000,000	277,685
Pickles Corp.	50,000	385,290
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Prima Meat Packers Ltd.	100,000	$ 258,787
Select Harvests Ltd.	1,250,000	6,109,820
Singsong Holdings Co. Ltd. (a)	5,000	45,961
Synear Food Holdings Ltd. (a)	1,000,000	8
TER Beke SA	5,000	388,325
Toyo Sugar Refining Co. Ltd.	1,000,000	967,436
		59,984,105
Household Products - 0.4%
Energizer Holdings, Inc.	200,000	22,952,000
Personal Products - 0.9%
Cyanotech Corp. (a)	25,000	120,500
Sarantis SA	1,200,000	12,838,811
USANA Health Sciences, Inc. (a)(e)	625,000	39,906,250
		52,865,561
TOTAL CONSUMER STAPLES		313,220,801
ENERGY - 6.4%
Energy Equipment & Services - 1.1%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	3,730,454
Boustead Singapore Ltd.	4,000,261	5,890,458
Fugro NV (Certificaten Van Aandelen)	140,000	5,401,862
Noble Corp.	250,000	7,842,500
Oil States International, Inc. (a)	500,000	30,645,000
Shinko Plantech Co. Ltd.	1,700,000	12,794,203
		66,304,477
Oil, Gas & Consumable Fuels - 5.3%
Alvopetro Energy Ltd. (a)	2,900,000	2,579,906
Eni SpA	4,450,000	113,234,345
Fuji Kosan Co. Ltd.	105,000	663,824
Motor Oil (HELLAS) Corinth Refineries SA	250,000	2,694,838
Newfield Exploration Co. (a)	900,000	36,270,000
Nordic American Offshore Ltd.	6,499	118,932
Nordic American Tanker Shipping Ltd.	750,000	6,457,500
Peabody Energy Corp.	5,250,000	79,642,500
Petronet LNG Ltd.	100,000	300,604
San-Ai Oil Co. Ltd.	200,000	1,519,186
Tsakos Energy Navigation Ltd.	694,700	4,918,476
Ultra Petroleum Corp. (a)(e)	1,800,000	41,256,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. (e)	1,650,000	$ 22,126,500
World Fuel Services Corp.	50,000	2,147,500
		313,930,111
TOTAL ENERGY		380,234,588
FINANCIALS - 8.3%
Banks - 0.3%
Citizens Financial Services, Inc.	10,100	532,775
Customers Bancorp, Inc.	55,000	1,042,800
Investors Bancorp, Inc.	1,000,000	10,350,000
Spar Nord Bank A/S	10,000	108,653
TSB Banking Group PLC	1,500,000	7,242,807
		19,277,035
Capital Markets - 1.4%
ABG Sundal Collier ASA (a)	1,000,000	886,047
GFI Group, Inc.	1,111,436	5,034,805
Goldman Sachs Group, Inc.	350,000	60,504,500
MLP AG	2,340,000	15,666,885
		82,092,237
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC (a)(e)	2,100,000	235,771
EZCORP, Inc. (non-vtg.) Class A (a)	165,900	1,624,161
Synchrony Financial (a)	100,000	2,300,000
		4,159,932
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	450,000	14,449,507
Fuyo General Lease Co. Ltd.	350,000	14,055,428
NICE Information Service Co. Ltd.	349,724	1,149,517
Ricoh Leasing Co. Ltd.	1,050,000	30,363,076
		60,017,528
Insurance - 5.2%
AFLAC, Inc.	1,750,000	104,545,000
Amlin PLC	50,000	385,101
APRIL	1,129,000	25,261,968
Assurant, Inc.	300,000	19,008,000
Dongbu Insurance Co. Ltd.	750,000	42,457,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,500,000	$ 78,900,000
NN Group NV	1,400,000	39,461,804
		310,019,484
Real Estate Investment Trusts - 0.0%
Washington Prime Group, Inc. (a)	10,000	188,900
Real Estate Management & Development - 0.2%
Leopalace21 Corp. (a)	500,000	2,225,921
Nisshin Fudosan Co. Ltd. (e)(f)	2,500,000	9,951,367
		12,177,288
Thrifts & Mortgage Finance - 0.1%
Genworth Mortgage Insurance Ltd.	2,000,000	6,354,460
Hingham Institution for Savings	10,100	834,058
Meridian Bancorp, Inc. (a)	61,210	664,741
		7,853,259
TOTAL FINANCIALS		495,785,663
HEALTH CARE - 23.2%
Biotechnology - 1.9%
United Therapeutics Corp. (a)	1,250,000	113,675,000
Health Care Equipment & Supplies - 0.4%
Audika SA (a)(f)	498,000	8,815,716
Fukuda Denshi Co. Ltd.	50,000	2,848,311
Nakanishi, Inc.	350,000	14,826,972
		26,490,999
Health Care Providers & Services - 16.5%
Aetna, Inc.	1,250,000	96,912,500
Almost Family, Inc. (a)	286,000	6,703,840
Amedisys, Inc. (a)(f)	2,917,000	58,865,060
Chemed Corp. (e)	507,818	51,721,263
Healthequity, Inc. (a)	15,000	264,000
Humana, Inc.	1,500,000	176,475,000
LHC Group, Inc. (a)	275,500	6,468,740
Life Healthcare Group Ltd. (a)	10,000	20,148
Magellan Health Services, Inc. (a)	300,000	17,280,000
National Healthcare Corp.	27,300	1,500,408
Pelion SA	325,000	7,450,325
Quest Diagnostics, Inc.	500,000	30,550,000
Uchiyama Holdings Co. Ltd. (e)	500,000	3,315,771
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,750,000	$ 222,887,500
WellPoint, Inc.	2,750,000	301,977,506
		982,392,061
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	876,073
Pharmagest Interactive	55,000	7,416,328
		8,292,401
Pharmaceuticals - 4.3%
AbbVie, Inc.	1,400,000	73,276,000
Apex Healthcare Bhd	125,000	151,708
AstraZeneca PLC sponsored ADR	1,900,000	138,301,000
Bliss Gvs Pharma Ltd. (a)	100,000	77,081
Hisamitsu Pharmaceutical Co., Inc.	5,000	199,169
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	22,253,641
Pain Therapeutics, Inc. (a)	10,000	42,100
Phibro Animal Health Corp. Class A	50,000	948,000
Recordati SpA	350,000	5,788,044
Towa Pharmaceutical Co. Ltd.	5,000	191,092
Tsumura & Co. (e)	500,000	12,020,895
		253,248,730
TOTAL HEALTH CARE		1,384,099,191
INDUSTRIALS - 8.2%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	228,272
Air Freight & Logistics - 0.2%
AIT Corp. (e)	800,000	5,982,217
Atlas Air Worldwide Holdings, Inc. (a)	101,000	3,456,220
Onelogix Group Ltd. (a)	1,000,000	377,693
Royal Mail PLC	175,000	1,233,219
SBS Co. Ltd.	150,000	992,241
		12,041,590
Building Products - 0.0%
InnoTec TSS AG	25,000	347,986
Nihon Dengi Co. Ltd.	110,000	1,192,372
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Noda Corp.	100,000	$ 462,086
Sekisui Jushi Corp.	20,000	272,583
		2,275,027
Commercial Services & Supplies - 1.0%
Civeo Corp.	1,000,000	25,400,000
Credit Corp. Group Ltd.	25,000	204,234
Fursys, Inc.	200,000	6,426,319
Matsuda Sangyo Co. Ltd.	100,000	1,241,425
Mitie Group PLC	3,500,000	18,022,603
Moleskine SpA (a)(e)	500,000	816,821
Prestige International, Inc.	905,700	7,520,966
Prosegur Compania de Seguridad SA (Reg.)	100,000	677,559
		60,309,927
Construction & Engineering - 0.6%
Ausdrill Ltd. (e)	8,400,000	8,400,610
Boart Longyear Ltd. (a)(e)	2,000,000	337,180
Daiichi Kensetsu Corp.	275,000	3,920,134
Heijmans NV (Certificaten Van Aandelen) (e)	300,000	4,272,239
Joban Kaihatsu Co. Ltd.	25,000	77,895
Meisei Industrial Co. Ltd. (e)	100,000	554,681
Nippon Rietec Co. Ltd. (e)	400,000	3,078,095
Nippon Steel & Sumikin Texeng	250,000	1,413,626
Sedgman Ltd. (e)	1,500,000	737,543
URS Corp.	10,000	572,700
Vianini Lavori SpA	1,500,000	10,364,247
		33,728,950
Electrical Equipment - 0.4%
Aros Quality Group AB (e)	853,205	11,038,901
GrafTech International Ltd. (a)	999,951	8,399,588
Hammond Power Solutions, Inc. Class A	450,000	3,342,963
Somfy SA	10,068	3,356,907
		26,138,359
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	1,798,657
Machinery - 1.5%
Daihatsu Diesel Manufacturing Co. Ltd. (f)	3,184,000	20,031,545
Daiwa Industries Ltd.	850,000	5,916,226
Fujimak Corp.	125,000	1,043,001
Global Brass & Copper Holdings, Inc.	435,298	6,607,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hitachi Zosen Fukui Corp.	10,000	$ 134,800
Hy-Lok Corp.	50,000	1,640,716
Ihara Science Corp.	96,800	868,165
Jaya Holdings Ltd.	23,150,000	1,145,765
Koike Sanso Kogyo Co. Ltd.	125,000	296,597
Metka SA	250,000	4,050,626
Mincon Group PLC (a)	168,750	171,959
Nakano Refrigerators Co. Ltd.	10,000	276,363
Samyoung M-Tek Co. Ltd. (f)	1,050,000	3,541,780
Sansei Co. Ltd. (f)	500,000	930,984
Semperit AG Holding	100,000	5,595,890
SIMPAC, Inc. (f)	2,325,000	16,188,533
Teikoku Sen-I Co. Ltd.	800,000	16,020,552
Tocalo Co. Ltd.	100,000	1,708,146
Zuiko Corp. (e)	10,000	517,904
		86,687,376
Marine - 0.3%
Knightsbridge Tankers Ltd.	1,350,000	15,390,000
Professional Services - 3.0%
Akka Technologies SA (f)	955,824	33,341,294
Benefit One, Inc.	150,000	1,306,006
CBIZ, Inc. (a)(f)	2,900,000	23,664,000
Dun & Bradstreet Corp.	1,000,000	110,030,000
Exova Group Ltd. PLC (a)	500,000	1,949,987
Harvey Nash Group PLC	300,000	516,620
VSE Corp.	120,000	7,148,400
		177,956,307
Road & Rail - 0.2%
Autohellas SA	500,000	5,891,820
Hamakyorex Co. Ltd.	46,000	1,428,164
Higashi Twenty One Co. Ltd.	18,300	101,299
Tohbu Network Co. Ltd.	125,000	959,736
Utoc Corp.	1,200,000	4,296,048
		12,677,067
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	300,000	13,089,000
Bergman & Beving AB (B Shares)	525,000	12,253,196
Canox Corp.	289,000	1,045,137
Emori Group Holdings Co. Ltd.	500,000	10,070,289
Green Cross Co. Ltd.	10,000	89,420
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Kamei Corp.	565,800	$ 4,242,399
Meiwa Corp.	200,000	840,396
Mitani Shoji Co. Ltd.	475,000	13,206,858
Shinsho Corp.	200,000	486,268
VM Materiaux SA	30,000	1,144,888
		56,467,851
TOTAL INDUSTRIALS		485,699,383
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	3,500,000	88,305,000
Mitel Networks Corp. (a)	400,000	4,428,000
NETGEAR, Inc. (a)	1,500,000	46,965,000
		139,698,000
Electronic Equipment & Components - 2.0%
Elematec Corp.	400,000	7,439,195
HF Co. (f)	225,000	2,467,534
Ingram Micro, Inc. Class A (a)	375,000	10,762,500
Insight Enterprises, Inc. (a)	1,200,000	31,524,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,947,955
Lacroix SA (f)	349,327	10,524,742
Macnica, Inc. (f)	1,075,000	35,289,211
Multi-Fineline Electronix, Inc. (a)	338,000	3,298,880
Riken Kieki Co. Ltd.	200,000	2,125,548
SFA Engineering Corp.	75,000	2,904,885
Shibaura Electronics Co. Ltd.	233,200	4,651,538
VST Holdings Ltd.	21,000,000	5,367,813
		118,303,801
Internet Software & Services - 0.2%
AuFeminin.com SA (a)	40,046	1,609,244
DeNA Co. Ltd. (e)	350,000	4,514,032
Gmo Pepabo, Inc.	65,000	2,464,798
Zappallas, Inc. (f)	1,100,000	6,656,813
		15,244,887
IT Services - 7.4%
Amdocs Ltd.	1,500,000	68,010,000
Bit-isle, Inc. (e)	100,000	604,715
CACI International, Inc. Class A (a)	36,500	2,518,135
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Calian Technologies Ltd.	209,500	$ 4,071,450
Data#3 Ltd.	200,000	151,178
DOCdata NV	65,000	1,631,532
eClerx	50,000	1,067,270
Econocom Group SA	75,000	683,418
Estore Corp.	132,500	1,187,068
ManTech International Corp. Class A	675,000	18,225,000
Neustar, Inc. Class A (a)	15,000	417,900
Shinsegae Information & Communication Co. Ltd.	75,000	5,997,538
Societe Pour L'Informatique Industrielle SA	180,500	1,764,399
Sopra Group SA (e)	525,000	56,830,621
Tessi SA (f)	200,000	26,647,095
The Western Union Co. (e)	14,200,000	248,074,000
TravelSky Technology Ltd. (H Shares)	500,000	451,367
		438,332,686
Semiconductors & Semiconductor Equipment - 0.4%
Alpha & Omega Semiconductor Ltd. (a)	915,000	8,372,250
e-LITECOM Co. Ltd.	50,000	741,691
MagnaChip Semiconductor Corp. (a)	169,874	2,379,935
Miraial Co. Ltd. (e)(f)	631,900	10,637,992
		22,131,868
Software - 3.5%
CEGID SA	50,000	2,017,948
Ebix, Inc. (e)	375,000	4,710,000
Globo PLC (a)(e)	500,000	407,302
InfoVine Co. Ltd.	42,600	1,111,769
Justplanning, Inc.	20,000	132,436
KPIT Cummins Infosystems Ltd.	200,000	509,804
KSK Co., Ltd.	121,900	912,127
Microsoft Corp.	3,000,000	129,480,000
Oracle Corp.	1,700,000	68,663,000
Uchida Esco Co. Ltd. (a)(f)	193,000	1,694,979
Vitec Software Group AB	20,000	391,406
		210,030,771
Technology Hardware, Storage & Peripherals - 5.0%
Hewlett-Packard Co.	7,000,000	249,270,000
Lexmark International, Inc. Class A	350,000	16,810,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Seagate Technology LLC	425,000	$ 24,905,000
TPV Technology Ltd.	25,000,000	5,373,068
		296,358,568
TOTAL INFORMATION TECHNOLOGY		1,240,100,581
MATERIALS - 2.0%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	100,000	5,466,738
Chugoku Marine Paints Ltd.	350,000	2,649,420
Daishin-Chemical Co. Ltd.	150,000	1,307,687
Fuso Chemical Co. Ltd.	100,000	3,456,695
Hannong Chemicals, Inc. (f)	1,288,000	5,219,952
Kimoto Co. Ltd.	50,000	148,228
Robertet SA	1,000	226,299
Soda Aromatic Co. Ltd.	70,000	636,966
T&K Toka Co. Ltd.	75,000	1,584,491
Tae Kyung Industrial Co. Ltd.	1,000,000	6,015,794
Toho Acetylene Co. Ltd.	100,000	170,813
Yara International ASA	850,000	38,955,038
		65,838,121
Construction Materials - 0.1%
Buzzi Unicem SpA (e)	150,000	2,440,419
Mitani Sekisan Co. Ltd.	250,000	3,747,138
		6,187,557
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	151,527
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc. (e)	25,000	436,250
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,098,500
Pacific Metals Co. Ltd. (a)	7,000,000	34,434,604
Sherritt International Corp. (e)	2,200,000	9,039,299
Tokyo Kohtetsu Co. Ltd.	307,900	1,247,105
		49,255,758
TOTAL MATERIALS		121,432,963
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	200,000	$ 11,702,000
UTILITIES - 0.9%
Gas Utilities - 0.9%
GAIL India Ltd.	3,500,000	25,108,558
K&O Energy Group, Inc. (a)	100,000	1,467,447
Kyungnam Energy Co. Ltd.	1,500,000	10,665,381
Seoul City Gas Co. Ltd.	64,539	7,862,320
YESCO Co. Ltd.	235,000	9,251,753
		54,355,459
TOTAL COMMON STOCKS (Cost $4,788,974,712)		5,913,480,596
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares) (Cost $4,334,539)	550,000	5,508,852
Preferred Securities - 0.4%
Principal Amount (d)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $27,257,357)	EUR	17,587,000	26,533,612
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	23,590,252	$ 23,590,252
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	184,848,841	184,848,841
TOTAL MONEY MARKET FUNDS (Cost $208,439,093)		208,439,093
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $5,029,005,701)		6,153,962,153
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(198,794,562)
NET ASSETS - 100%		$ 5,955,167,591
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,533,612 or 0.4% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,673
Fidelity Securities Lending Cash Central Fund	4,929,647
Total	$ 4,981,320
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$ 25,276,317	$ 1,288,878	$ -	$ 611,869	$ 33,341,294
Amedisys, Inc.	36,491,670	-	-	-	58,865,060
Audika SA	3,756,908	2,620,656	-	-	8,815,716
CBIZ, Inc.	21,054,000	-	-	-	23,664,000
Daihatsu Diesel Manufacturing Co. Ltd.	12,706,383	467,354	-	222,451	20,031,545
Fuji Corp.	2,080,278	2,915,220	-	68,983	7,145,883
Hannong Chemicals, Inc.	4,573,951	975,660	-	92,745	5,219,952
HF Co.	1,370,261	201,866	-	130,170	2,467,534
Lacroix SA	4,865,755	1,467,055	-	205,719	10,524,742
Macnica, Inc.	26,556,837	451,662	-	580,649	35,289,211
MegaStudy Co. Ltd.	18,333,180	18,528,563	-	901,808	33,391,212
Miraial Co. Ltd.	9,745,368	-	-	239,980	10,637,992
Nisshin Fudosan Co. Ltd.	4,589,929	4,156,094	-	79,447	9,951,367
Samyoung M-Tek Co. Ltd.	5,286,107	295,314	-	65,505	3,541,780
Sansei Co. Ltd.	300,276	489,329	-	26,601	930,984
Sapporo Drug Store Co. Ltd.	4,037,815	1,287,838	-	87,698	7,094,927
SIMPAC, Inc.	14,793,758	-	-	146,615	16,188,533
TBK Co. Ltd.	6,121,949	2,534,101	-	202,999	9,118,281
Tessi SA	20,246,943	2,718,587	-	456,802	26,647,095
Treasure Factory Co. Ltd.	284,343	2,120,927	-	22,906	4,717,743
Uchida Esco Co. Ltd.	188,949	1,268,372	-	33,266	1,694,979
USANA Health Sciences, Inc.	66,096,000	1,518,947	16,306,959	-	-
Weight Watchers International, Inc.	47,450,000	78,235,213	44,520,840	306,250	-
Yorozu Corp.	9,746,308	10,384,898	-	185,538	23,381,400
Zappallas, Inc.	6,535,594	1,523,012	-	213,226	6,656,813
Total	$ 352,488,879	$ 135,449,546	$ 60,827,799	$ 4,881,227	$ 359,318,043
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,426,849,967	$ 777,664,771	$ 628,611,266	$ 20,573,930
Consumer Staples	313,220,801	151,668,988	161,551,805	8
Energy	380,234,588	245,831,968	134,402,620	-
Financials	495,785,663	374,543,005	121,006,887	235,771
Health Care	1,384,099,191	1,328,194,403	55,904,788	-
Industrials	485,699,383	334,552,079	151,147,304	-
Information Technology	1,240,100,581	1,136,165,791	103,934,790	-
Materials	126,941,815	60,704,657	66,237,158	-
Telecommunication Services	11,702,000	11,702,000	-	-
Utilities	54,355,459	-	54,355,459	-
Preferred Securities	26,533,612	-	26,533,612	-
Money Market Funds	208,439,093	208,439,093	-	-
Total Investments in Securities:	$ 6,153,962,153	$ 4,629,466,755	$ 1,503,685,689	$ 20,809,709

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 794,332,462
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	58.1%
Japan	14.6%
Korea (South)	6.2%
United Kingdom	4.7%
France	3.2%
Italy	3.2%
Bermuda	1.7%
Canada	1.5%
Netherlands	1.5%
Greece	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $177,522,746) - See accompanying schedule: Unaffiliated issuers (cost $4,532,575,384)	$ 5,586,205,017
Fidelity Central Funds (cost $208,439,093)	208,439,093
Other affiliated issuers (cost $287,991,224)	359,318,043
Total Investments (cost $5,029,005,701)		$ 6,153,962,153
Foreign currency held at value (cost $306)		300
Receivable for investments sold		524,304
Receivable for fund shares sold		541,830
Dividends receivable		3,245,212
Distributions receivable from Fidelity Central Funds		244,784
Other receivables		3,836
Total assets		6,158,522,419

Liabilities
Payable for investments purchased	$ 9,059,406
Payable for fund shares redeemed	5,117,113
Accrued management fee	3,214,068
Other affiliated payables	445,412
Other payables and accrued expenses	669,988
Collateral on securities loaned, at value	184,848,841
Total liabilities		203,354,828

Net Assets		$ 5,955,167,591
Net Assets consist of:
Paid in capital		$ 4,646,786,966
Undistributed net investment income		57,170,546
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		126,615,593
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,124,594,486
Net Assets		$ 5,955,167,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014

Series Intrinsic Opportunities: Net Asset Value, offering price and redemption price per share ($2,479,629,365 ÷ 171,394,901 shares)	$ 14.47

Class F: Net Asset Value, offering price and redemption price per share ($3,475,538,226 ÷ 239,879,079 shares)	$ 14.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends (including $4,881,227 earned from other affiliated issuers)		$ 123,575,871
Interest		24,979
Income from Fidelity Central Funds		4,981,320
Total income		128,582,170

Expenses
Management fee Basic fee	$ 30,103,576
Performance adjustment	2,715,290
Transfer agent fees	4,030,535
Accounting and security lending fees	1,155,529
Custodian fees and expenses	466,234
Independent trustees' compensation	21,840
Registration fees	117,334
Audit	83,303
Legal	14,624
Interest	2,519
Miscellaneous	113,943
Total expenses		38,824,727
Net investment income (loss)		89,757,443
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,853,251
Other affiliated issuers	(30,836,927)
Foreign currency transactions	(322,462)
Total net realized gain (loss)		165,693,862
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $341,523)	547,015,124
Assets and liabilities in foreign currencies	(20,595)
Total change in net unrealized appreciation (depreciation)		546,994,529
Net gain (loss)		712,688,391
Net increase (decrease) in net assets resulting from operations		$ 802,445,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	For the period December 6, 2012 (commencement of operations) to July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,757,443	$ 31,391,876
Net realized gain (loss)	165,693,862	39,382,727
Change in net unrealized appreciation (depreciation)	546,994,529	577,599,957
Net increase (decrease) in net assets resulting from operations	802,445,834	648,374,560
Distributions to shareholders from net investment income	(61,872,801)	(1,408,505)
Distributions to shareholders from net realized gain	(79,158,464)	-
Total distributions	(141,031,265)	(1,408,505)
Share transactions - net increase (decrease)	812,348,626	3,834,438,341
Total increase (decrease) in net assets	1,473,763,195	4,481,404,396

Net Assets
Beginning of period	4,481,404,396	-
End of period (including undistributed net investment income of $57,170,546 and undistributed net investment income of $29,285,904, respectively)	$ 5,955,167,591	$ 4,481,404,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Intrinsic Opportunities

Years ended July 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.12
Net realized and unrealized gain (loss)	1.84	2.69
Total from investment operations	2.05	2.81
Distributions from net investment income	(.15)	(.03)
Distributions from net realized gain	(.21)	-
Total distributions	(.36)	(.03)
Net asset value, end of period	$ 14.47	$ 12.78
Total ReturnB, C	16.35%	28.19%
Ratios to Average Net Assets E, H
Expenses before reductions	.81%	.81% A
Expenses net of fee waivers, if any	.81%	.81% A
Expenses net of all reductions	.81%	.79% A
Net investment income (loss)	1.55%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,479,629	$ 1,995,564
Portfolio turnover rateF	16%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended July 31,	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.13
Net realized and unrealized gain (loss)	1.83	2.70
Total from investment operations	2.07	2.83
Distributions from net investment income	(.17)	(.03)
Distributions from net realized gain	(.21)	-
Total distributions	(.38)	(.03)
Net asset value, end of period	$ 14.49	$ 12.80
Total ReturnB, C	16.48%	28.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%	.62% A
Expenses net of fee waivers, if any	.64%	.62% A
Expenses net of all reductions	.64%	.60% A
Net investment income (loss)	1.72%	1.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,475,538	$ 2,485,841
Portfolio turnover rateF	16%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to July 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,332,868,252
Gross unrealized depreciation	(221,913,918)
Net unrealized appreciation (depreciation) on securities	$ 1,110,954,334

Tax Cost	$ 5,043,007,819

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 87,747,308
Undistributed long-term capital gain	$ 110,040,948
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,110,933,891

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 128,437,795	$ 1,408,505
Long-term Capital Gains	12,593,470	-
Total	$ 141,031,265	$ 1,408,505

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,684,072,748 and $878,658,419, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment took effect in January 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annual management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Series Intrinsic Opportunities	$ 4,030,535.17

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17,673 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,788,944.32%		$ 2,519

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,929,647. During the period, there were no securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013 A
From net investment income
Series Intrinsic Opportunities	$ 25,386,331	$ 679,093
Class F	36,486,470	729,412
Total	$ 61,872,801	$ 1,408,505

Annual Report

8. Distributions to Shareholders - continued

Years ended July 31,	2014	2013 A
From net realized gain
Series Intrinsic Opportunities	$ 34,641,059	$ -
Class F	44,517,405	-
Total	$ 79,158,464	$ -

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013 A	2014	2013 A
Series Intrinsic Opportunities
Shares sold	41,466,082	161,722,154	$ 563,346,615	$ 1,766,734,516
Reinvestment of distributions	4,548,297	66,711	60,027,390	679,093
Shares redeemed	(30,743,763)	(5,664,580)	(424,014,291)	(66,969,735)
Net increase (decrease)	15,270,616	156,124,285	$ 199,359,714	$ 1,700,443,874
Class F
Shares sold	70,982,567	196,091,269	$ 970,462,717	$ 2,156,618,526
Reinvestment of distributions	6,134,277	71,652	81,003,875	729,412
Shares redeemed	(31,506,620)	(1,894,066)	(438,477,680)	(23,353,471)
Net increase (decrease)	45,610,224	194,268,855	$ 612,988,912	$ 2,133,994,467

A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Series Intrinsic Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Intrinsic Opportunities Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Intrinsic Opportunities Fund as of July 31, 2014, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Intrinsic Opportunities Fund, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2012 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2012 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Intrinsic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Series Intrinsic Opportunities	9/15/14	9/12/14	0.129	0.339
Class F	9/15/14	9/12/14	0.143	0.339

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31,2014, $110,061,182, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

	9/13/2013	12/20/2013
Series Intrinsic Opportunities	33%	36%
Class F	31%	34%

The fund designates below percentages of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

	9/13/2013	12/20/2013
Series Intrinsic Opportunities	62%	58%
Class F	58%	55%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Series Intrinsic Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month period shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Intrinsic Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Annual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

O2T-ANN-0914
1.951012.101

Fidelity®

Value Discovery

Fund

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund	18.52%	16.52%	9.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund, a class of the fund, on July 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Sean Gavin, Portfolio Manager of Fidelity® Value Discovery Fund: For the year, the fund's Retail Class shares returned 18.52%, easily outperforming the 14.87% gain of the Russell 3000® Value Index. During the period, I invested based on my philosophy that a stock that's cheap doesn't necessarily represent value, but one that combines cheapness with quality does. I tried to take advantage of moderate-to-slow growth by overweighting attractively valued, high-quality companies, leading me to overweight information technology, health care and consumer staples, and underweight industrials, utilities and financials. Security selection was strong, particularly in health care, financials and consumer staples. The fund's top three performers were health care stocks: Teva Pharmaceuticals, specialty hospital and outpatient rehabilitation operator Select Medical Holdings, and medical supply company McKesson. On the down side, security selection in industrials and energy hurt results. Not owning semiconductor giant and index component Intel and an investment in handbag and leather goods manufacturer Coach were the biggest detractors. Teva, McKesson and Coach were not in the index, and McKesson was sold before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Value Discovery	.80%
Actual		$ 1,000.00	$ 1,108.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class K	.66%
Actual		$ 1,000.00	$ 1,109.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	3.6
JPMorgan Chase & Co.	3.5	4.1
Johnson & Johnson	3.1	2.5
Wells Fargo & Co.	2.9	3.5
Berkshire Hathaway, Inc. Class B	2.8	2.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.3	2.1
Exxon Mobil Corp.	2.3	2.8
Cisco Systems, Inc.	2.2	2.5
Verizon Communications, Inc.	2.0	0.0
U.S. Bancorp	2.0	2.6
	26.7
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	27.7
Health Care	17.8	15.6
Information Technology	15.5	15.5
Energy	9.8	11.4
Consumer Discretionary	9.2	8.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks and Equity Futures 97.9%		Stocks 96.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	15.2%	** Foreign investments	16.7%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.8%
Hyundai Mobis	22,107	$ 6,602,939
Diversified Consumer Services - 0.2%
Steiner Leisure Ltd. (a)	46,068	1,838,574
Media - 2.7%
Corus Entertainment, Inc. Class B (non-vtg.)	183,800	4,062,530
John Wiley & Sons, Inc. Class A	65,885	3,959,030
Time Warner Cable, Inc.	21,600	3,134,160
Viacom, Inc. Class B (non-vtg.)	127,300	10,523,891
		21,679,611
Multiline Retail - 1.8%
Macy's, Inc.	139,853	8,082,105
Target Corp.	109,700	6,537,023
		14,619,128
Specialty Retail - 3.2%
AutoZone, Inc. (a)	10,485	5,421,060
Bed Bath & Beyond, Inc. (a)	131,900	8,347,951
GNC Holdings, Inc.	251,600	8,254,996
TJX Companies, Inc.	61,200	3,261,348
		25,285,355
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	115,335	3,985,978
TOTAL CONSUMER DISCRETIONARY		74,011,585
CONSUMER STAPLES - 6.1%
Beverages - 0.5%
C&C Group PLC	623,145	3,536,282
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	175,900	13,431,724
Kroger Co.	157,904	7,734,138
Wal-Mart Stores, Inc.	170,400	12,538,032
		33,703,894
Food Products - 0.7%
The J.M. Smucker Co.	58,721	5,850,960
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	46,745	5,487,863
TOTAL CONSUMER STAPLES		48,578,999
Common Stocks - continued
	Shares	Value
ENERGY - 9.8%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	70,900	$ 5,745,736
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	224,581	29,024,848
Exxon Mobil Corp.	181,828	17,990,062
Marathon Petroleum Corp.	77,100	6,436,308
Phillips 66 Co.	95,200	7,721,672
Suncor Energy, Inc.	160,000	6,569,634
Woodside Petroleum Ltd.	125,360	4,920,877
		72,663,401
TOTAL ENERGY		78,409,137
FINANCIALS - 26.1%
Banks - 9.1%
JPMorgan Chase & Co.	485,941	28,024,217
SunTrust Banks, Inc.	149,800	5,699,890
U.S. Bancorp	383,500	16,118,505
Wells Fargo & Co.	454,937	23,156,293
		72,998,905
Capital Markets - 2.2%
East Capital Explorer AB (a)	86,479	676,969
Fortress Investment Group LLC	705,900	5,110,716
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	3,553,309
MLP AG	440,172	2,947,062
The Blackstone Group LP	161,000	5,261,480
		17,549,536
Consumer Finance - 2.4%
American Express Co.	75,800	6,670,400
Capital One Financial Corp.	154,582	12,295,452
		18,965,852
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	180,931	22,694,175
Insurance - 6.1%
ACE Ltd.	98,600	9,869,860
Allied World Assurance Co. Holdings Ltd.	189,100	6,809,491
Allstate Corp.	152,600	8,919,470
FNF Group	218,920	5,934,921
FNFV Group	148,833	2,434,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	173,594	$ 3,989,861
The Travelers Companies, Inc.	123,613	11,070,780
		49,029,291
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	408,999	9,456,057
Annaly Capital Management, Inc.	834,995	9,268,445
MFA Financial, Inc.	1,168,164	9,508,855
		28,233,357
TOTAL FINANCIALS		209,471,116
HEALTH CARE - 17.8%
Biotechnology - 1.7%
Amgen, Inc.	105,391	13,425,759
Health Care Equipment & Supplies - 2.6%
Covidien PLC	93,900	8,123,289
Medtronic, Inc.	202,400	12,496,176
		20,619,465
Health Care Providers & Services - 5.3%
Cigna Corp.	134,638	12,122,806
Express Scripts Holding Co. (a)	159,001	11,074,420
Humana, Inc.	23,150	2,723,598
Select Medical Holdings Corp.	124,279	1,931,296
UnitedHealth Group, Inc.	184,600	14,961,830
		42,813,950
Pharmaceuticals - 8.2%
AbbVie, Inc.	88,900	4,653,026
GlaxoSmithKline PLC sponsored ADR	172,476	8,342,664
Johnson & Johnson	248,508	24,873,166
Mylan, Inc. (a)	91,995	4,541,793
Shire PLC	57,100	4,699,808
Teva Pharmaceutical Industries Ltd. sponsored ADR	345,468	18,482,538
		65,592,995
TOTAL HEALTH CARE		142,452,169
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
United Technologies Corp.	30,400	3,196,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.3%
Deere & Co.	109,390	$ 9,310,183
Global Brass & Copper Holdings, Inc.	150,749	2,288,370
Valmont Industries, Inc. (d)	47,500	6,917,425
		18,515,978
Professional Services - 2.3%
Dun & Bradstreet Corp.	135,065	14,861,202
VSE Corp.	58,200	3,466,974
		18,328,176
TOTAL INDUSTRIALS		40,040,714
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	690,918	17,431,861
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	59,902	3,707,335
IT Services - 3.0%
Amdocs Ltd.	110,843	5,025,622
Fiserv, Inc. (a)	106,500	6,567,855
IBM Corp.	41,360	7,927,471
The Western Union Co.	248,700	4,344,789
		23,865,737
Software - 3.6%
Microsoft Corp.	373,124	16,104,032
Oracle Corp.	324,413	13,103,041
		29,207,073
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	158,000	15,100,060
EMC Corp.	466,300	13,662,590
Hewlett-Packard Co.	225,512	8,030,482
		36,793,132
TOTAL INFORMATION TECHNOLOGY		111,005,138
MATERIALS - 2.1%
Chemicals - 1.4%
Agrium, Inc.	55,600	5,068,684
CF Industries Holdings, Inc.	24,989	6,255,746
		11,324,430
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.7%
Schweitzer-Mauduit International, Inc.	141,800	$ 5,789,694
TOTAL MATERIALS		17,114,124
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	323,200	16,295,744
UTILITIES - 3.2%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	157,300	8,178,027
Edison International	141,000	7,726,800
Xcel Energy, Inc.	156,700	4,826,360
		20,731,187
Multi-Utilities - 0.6%
CMS Energy Corp.	163,800	4,738,734
TOTAL UTILITIES		25,469,921
TOTAL COMMON STOCKS (Cost $653,143,815)		762,848,647
Nonconvertible Preferred Stocks - 1.6%

INFORMATION TECHNOLOGY - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co. Ltd. (Cost $12,603,792)	12,768	13,202,808
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 (e) (Cost $479,993)	$ 480,000	479,996
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	32,084,224	$ 32,084,224
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,593,100	3,593,100
TOTAL MONEY MARKET FUNDS (Cost $35,677,324)		35,677,324
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $701,904,924)		812,208,775
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,195,570)
NET ASSETS - 100%		$ 801,013,205
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 8,944,240	$ (200,164)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,013
Fidelity Securities Lending Cash Central Fund	19,884
Total	$ 38,897
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,011,585	$ 67,408,646	$ 6,602,939	$ -
Consumer Staples	48,578,999	48,578,999	-	-
Energy	78,409,137	73,488,260	4,920,877	-
Financials	209,471,116	205,481,255	3,989,861	-
Health Care	142,452,169	137,752,361	4,699,808	-
Industrials	40,040,714	40,040,714	-	-
Information Technology	124,207,946	111,005,138	13,202,808	-
Materials	17,114,124	17,114,124	-	-
Telecommunication Services	16,295,744	16,295,744	-	-
Utilities	25,469,921	25,469,921	-	-
U.S. Government and Government Agency Obligations	479,996	-	479,996	-
Money Market Funds	35,677,324	35,677,324	-	-
Total Investments in Securities:	$ 812,208,775	$ 778,312,486	$ 33,896,289	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (200,164)	$ (200,164)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (200,164)
Total Value of Derivatives	$ -	$ (200,164)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.8%
Switzerland	2.6%
Korea (South)	2.4%
Israel	2.3%
United Kingdom	2.2%
Canada	1.9%
Ireland	1.5%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $3,436,868) - See accompanying schedule: Unaffiliated issuers (cost $666,227,600)	$ 776,531,451
Fidelity Central Funds (cost $35,677,324)	35,677,324
Total Investments (cost $701,904,924)		$ 812,208,775
Receivable for investments sold		4,786,245
Receivable for fund shares sold		2,416,257
Dividends receivable		563,459
Distributions receivable from Fidelity Central Funds		5,207
Receivable from investment adviser for expense reductions		406
Other receivables		245,317
Total assets		820,225,666

Liabilities
Payable for investments purchased	$ 13,802,230
Payable for fund shares redeemed	1,004,799
Accrued management fee	369,986
Payable for daily variation margin for derivative instruments	252,936
Other affiliated payables	125,316
Other payables and accrued expenses	64,094
Collateral on securities loaned, at value	3,593,100
Total liabilities		19,212,461

Net Assets		$ 801,013,205
Net Assets consist of:
Paid in capital		$ 746,056,285
Undistributed net investment income		6,167,040
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,312,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,102,767
Net Assets		$ 801,013,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014

Value Discovery: Net Asset Value, offering price and redemption price per share ($686,767,453 ÷ 29,444,897 shares)	$ 23.32

Class K: Net Asset Value, offering price and redemption price per share ($114,245,752 ÷ 4,898,868 shares)	$ 23.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends		$ 13,251,148
Interest		288,001
Income from Fidelity Central Funds		38,897
Total income		13,578,046

Expenses
Management fee Basic fee	$ 3,343,868
Performance adjustment	(22,985)
Transfer agent fees	1,026,329
Accounting and security lending fees	224,451
Custodian fees and expenses	21,227
Independent trustees' compensation	2,400
Registration fees	85,941
Audit	48,941
Legal	2,586
Miscellaneous	4,872
Total expenses before reductions	4,737,630
Expense reductions	(8,896)	4,728,734
Net investment income (loss)		8,849,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,395,093
Foreign currency transactions	(51,274)
Futures contracts	98,886
Total net realized gain (loss)		79,442,705
Change in net unrealized appreciation (depreciation) on: Investment securities	11,055,016
Assets and liabilities in foreign currencies	3,957
Futures contracts	(200,164)
Total change in net unrealized appreciation (depreciation)		10,858,809
Net gain (loss)		90,301,514
Net increase (decrease) in net assets resulting from operations		$ 99,150,826

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,849,312	$ 8,070,935
Net realized gain (loss)	79,442,705	55,424,550
Change in net unrealized appreciation (depreciation)	10,858,809	62,525,269
Net increase (decrease) in net assets resulting from operations	99,150,826	126,020,754
Distributions to shareholders from net investment income	(6,964,725)	(7,811,842)
Share transactions - net increase (decrease)	182,641,981	(58,316,230)
Total increase (decrease) in net assets	274,828,082	59,892,682

Net Assets
Beginning of period	526,185,123	466,292,441
End of period (including undistributed net investment income of $6,167,040 and undistributed net investment income of $4,272,759, respectively)	$ 801,013,205	$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value Discovery

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Income from Investment Operations
Net investment income (loss) B	.31	.29	.22	.13	.14E
Net realized and unrealized gain (loss)	3.34	4.29	.57	2.13	1.31
Total from investment operations	3.65	4.58	.79	2.26	1.45
Distributions from net investment income	(.26)	(.27)	(.15)	(.19)	(.12)
Net asset value, end of period	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91
Total ReturnA	18.52%	29.72%	5.43%	17.69%	12.60%
Ratios to Average Net Assets C, F
Expenses before reductions	.80%	.74%	.87%	.80%	.96%
Expenses net of fee waivers, if any	.80%	.74%	.87%	.80%	.96%
Expenses net of all reductions	.80%	.73%	.87%	.79%	.95%
Net investment income (loss)	1.44%	1.66%	1.49%	.88%	1.10% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,767	$ 454,974	$ 412,499	$ 540,644	$ 598,561
Portfolio turnover rateD	58%	55%	92%	59%	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Income from Investment Operations
Net investment income (loss) B	.34	.32	.25	.15	.17E
Net realized and unrealized gain (loss)	3.34	4.29	.56	2.14	1.31
Total from investment operations	3.68	4.61	.81	2.29	1.48
Distributions from net investment income	(.29)	(.30)	(.18)	(.22)	(.15)
Net asset value, end of period	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92
Total ReturnA	18.71%	29.97%	5.59%	17.93%	12.84%
Ratios to Average Net Assets C, F
Expenses before reductions	.66%	.57%	.68%	.61%	.75%
Expenses net of fee waivers, if any	.66%	.57%	.68%	.61%	.75%
Expenses net of all reductions	.66%	.56%	.68%	.60%	.74%
Net investment income (loss)	1.58%	1.83%	1.68%	1.07%	1.31% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,246	$ 71,212	$ 53,794	$ 41,562	$ 38,583
Portfolio turnover rateD	58%	55%	92%	59%	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,298,622
Gross unrealized depreciation	(8,562,667)
Net unrealized appreciation (depreciation) on securities	$ 106,735,955

Tax Cost	$ 705,472,820

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,754,213
Capital loss carryforward	$ (58,532,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,735,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (58,532,328)

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 6,964,725	$ 7,811,842

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $98,886 and a change in net unrealized appreciation (depreciation) of $(200,164) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,432,177 and $345,417,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value Discovery	$ 985,305.19
Class K	41,024.05
	$ 1,026,329

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $989 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,884. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,794 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,060.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Value Discovery	$ 5,880,680	$ 6,759,572
Class K	1,084,045	1,052,270
Total	$ 6,964,725	$ 7,811,842

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Value Discovery
Shares sold	9,957,139	1,517,235	$ 226,028,010	$ 26,779,567
Reinvestment of distributions	278,378	400,899	5,640,307	6,508,716
Shares redeemed	(3,617,186)	(5,502,085)	(78,363,112)	(93,974,977)
Net increase (decrease)	6,618,331	(3,583,951)	$ 153,305,205	$ (60,686,694)
Class K
Shares sold	2,344,329	887,047	$ 51,734,186	$ 15,454,108
Reinvestment of distributions	53,522	64,874	1,084,045	1,052,270
Shares redeemed	(1,071,695)	(822,447)	(23,481,455)	(14,135,914)
Net increase (decrease)	1,326,156	129,474	$ 29,336,776	$ 2,370,464

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery Fund voted to pay on September 15, 2014, to shareholders of record at the opening of business on September 12, 2014, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.165 per share from net investment income.

Value Discovery fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Value Discovery fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

FVD-UANN-0914
1.789714.111

Fidelity®

Value Discovery

Fund-

Class K

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	18.71%	16.74%	9.29%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Value Discovery Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Discovery Fund - Class K on July 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%. The Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales. Materials (+23%) gained amid higher prices for many commodity products. Health care (+21%) rose, driven by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. Conversely, most defensive sectors, including consumer staples, utilities and telecommunication services, lagged the broader market. Volatility remained tame throughout most of the period, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth.

Comments from Sean Gavin, Portfolio Manager of Fidelity® Value Discovery Fund: For the year, the fund's Class K shares returned 18.71%, easily outperforming the 14.87% gain of the Russell 3000® Value Index. During the period, I invested based on my philosophy that a stock that's cheap doesn't necessarily represent value, but one that combines cheapness with quality does. I tried to take advantage of moderate-to-slow growth by overweighting attractively valued, high-quality companies, leading me to overweight information technology, health care and consumer staples, and underweight industrials, utilities and financials. Security selection was strong, particularly in health care, financials and consumer staples. The fund's top three performers were health care stocks: Teva Pharmaceuticals, specialty hospital and outpatient rehabilitation operator Select Medical Holdings, and medical supply company McKesson. On the down side, security selection in industrials and energy hurt results. Not owning semiconductor giant and index component Intel and an investment in handbag and leather goods manufacturer Coach were the biggest detractors. Teva, McKesson and Coach were not in the index, and McKesson was sold before period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Value Discovery	.80%
Actual		$ 1,000.00	$ 1,108.40	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class K	.66%
Actual		$ 1,000.00	$ 1,109.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	3.6
JPMorgan Chase & Co.	3.5	4.1
Johnson & Johnson	3.1	2.5
Wells Fargo & Co.	2.9	3.5
Berkshire Hathaway, Inc. Class B	2.8	2.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.3	2.1
Exxon Mobil Corp.	2.3	2.8
Cisco Systems, Inc.	2.2	2.5
Verizon Communications, Inc.	2.0	0.0
U.S. Bancorp	2.0	2.6
	26.7
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	27.7
Health Care	17.8	15.6
Information Technology	15.5	15.5
Energy	9.8	11.4
Consumer Discretionary	9.2	8.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks and Equity Futures 97.9%		Stocks 96.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	15.2%	** Foreign investments	16.7%

Annual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.8%
Hyundai Mobis	22,107	$ 6,602,939
Diversified Consumer Services - 0.2%
Steiner Leisure Ltd. (a)	46,068	1,838,574
Media - 2.7%
Corus Entertainment, Inc. Class B (non-vtg.)	183,800	4,062,530
John Wiley & Sons, Inc. Class A	65,885	3,959,030
Time Warner Cable, Inc.	21,600	3,134,160
Viacom, Inc. Class B (non-vtg.)	127,300	10,523,891
		21,679,611
Multiline Retail - 1.8%
Macy's, Inc.	139,853	8,082,105
Target Corp.	109,700	6,537,023
		14,619,128
Specialty Retail - 3.2%
AutoZone, Inc. (a)	10,485	5,421,060
Bed Bath & Beyond, Inc. (a)	131,900	8,347,951
GNC Holdings, Inc.	251,600	8,254,996
TJX Companies, Inc.	61,200	3,261,348
		25,285,355
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	115,335	3,985,978
TOTAL CONSUMER DISCRETIONARY		74,011,585
CONSUMER STAPLES - 6.1%
Beverages - 0.5%
C&C Group PLC	623,145	3,536,282
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	175,900	13,431,724
Kroger Co.	157,904	7,734,138
Wal-Mart Stores, Inc.	170,400	12,538,032
		33,703,894
Food Products - 0.7%
The J.M. Smucker Co.	58,721	5,850,960
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	46,745	5,487,863
TOTAL CONSUMER STAPLES		48,578,999
Common Stocks - continued
	Shares	Value
ENERGY - 9.8%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	70,900	$ 5,745,736
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	224,581	29,024,848
Exxon Mobil Corp.	181,828	17,990,062
Marathon Petroleum Corp.	77,100	6,436,308
Phillips 66 Co.	95,200	7,721,672
Suncor Energy, Inc.	160,000	6,569,634
Woodside Petroleum Ltd.	125,360	4,920,877
		72,663,401
TOTAL ENERGY		78,409,137
FINANCIALS - 26.1%
Banks - 9.1%
JPMorgan Chase & Co.	485,941	28,024,217
SunTrust Banks, Inc.	149,800	5,699,890
U.S. Bancorp	383,500	16,118,505
Wells Fargo & Co.	454,937	23,156,293
		72,998,905
Capital Markets - 2.2%
East Capital Explorer AB (a)	86,479	676,969
Fortress Investment Group LLC	705,900	5,110,716
GP Investments Ltd. Class A (depositary receipt) (a)	1,628,600	3,553,309
MLP AG	440,172	2,947,062
The Blackstone Group LP	161,000	5,261,480
		17,549,536
Consumer Finance - 2.4%
American Express Co.	75,800	6,670,400
Capital One Financial Corp.	154,582	12,295,452
		18,965,852
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	180,931	22,694,175
Insurance - 6.1%
ACE Ltd.	98,600	9,869,860
Allied World Assurance Co. Holdings Ltd.	189,100	6,809,491
Allstate Corp.	152,600	8,919,470
FNF Group	218,920	5,934,921
FNFV Group	148,833	2,434,908
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	173,594	$ 3,989,861
The Travelers Companies, Inc.	123,613	11,070,780
		49,029,291
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	408,999	9,456,057
Annaly Capital Management, Inc.	834,995	9,268,445
MFA Financial, Inc.	1,168,164	9,508,855
		28,233,357
TOTAL FINANCIALS		209,471,116
HEALTH CARE - 17.8%
Biotechnology - 1.7%
Amgen, Inc.	105,391	13,425,759
Health Care Equipment & Supplies - 2.6%
Covidien PLC	93,900	8,123,289
Medtronic, Inc.	202,400	12,496,176
		20,619,465
Health Care Providers & Services - 5.3%
Cigna Corp.	134,638	12,122,806
Express Scripts Holding Co. (a)	159,001	11,074,420
Humana, Inc.	23,150	2,723,598
Select Medical Holdings Corp.	124,279	1,931,296
UnitedHealth Group, Inc.	184,600	14,961,830
		42,813,950
Pharmaceuticals - 8.2%
AbbVie, Inc.	88,900	4,653,026
GlaxoSmithKline PLC sponsored ADR	172,476	8,342,664
Johnson & Johnson	248,508	24,873,166
Mylan, Inc. (a)	91,995	4,541,793
Shire PLC	57,100	4,699,808
Teva Pharmaceutical Industries Ltd. sponsored ADR	345,468	18,482,538
		65,592,995
TOTAL HEALTH CARE		142,452,169
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
United Technologies Corp.	30,400	3,196,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.3%
Deere & Co.	109,390	$ 9,310,183
Global Brass & Copper Holdings, Inc.	150,749	2,288,370
Valmont Industries, Inc. (d)	47,500	6,917,425
		18,515,978
Professional Services - 2.3%
Dun & Bradstreet Corp.	135,065	14,861,202
VSE Corp.	58,200	3,466,974
		18,328,176
TOTAL INDUSTRIALS		40,040,714
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	690,918	17,431,861
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	59,902	3,707,335
IT Services - 3.0%
Amdocs Ltd.	110,843	5,025,622
Fiserv, Inc. (a)	106,500	6,567,855
IBM Corp.	41,360	7,927,471
The Western Union Co.	248,700	4,344,789
		23,865,737
Software - 3.6%
Microsoft Corp.	373,124	16,104,032
Oracle Corp.	324,413	13,103,041
		29,207,073
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	158,000	15,100,060
EMC Corp.	466,300	13,662,590
Hewlett-Packard Co.	225,512	8,030,482
		36,793,132
TOTAL INFORMATION TECHNOLOGY		111,005,138
MATERIALS - 2.1%
Chemicals - 1.4%
Agrium, Inc.	55,600	5,068,684
CF Industries Holdings, Inc.	24,989	6,255,746
		11,324,430
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.7%
Schweitzer-Mauduit International, Inc.	141,800	$ 5,789,694
TOTAL MATERIALS		17,114,124
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	323,200	16,295,744
UTILITIES - 3.2%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	157,300	8,178,027
Edison International	141,000	7,726,800
Xcel Energy, Inc.	156,700	4,826,360
		20,731,187
Multi-Utilities - 0.6%
CMS Energy Corp.	163,800	4,738,734
TOTAL UTILITIES		25,469,921
TOTAL COMMON STOCKS (Cost $653,143,815)		762,848,647
Nonconvertible Preferred Stocks - 1.6%

INFORMATION TECHNOLOGY - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co. Ltd. (Cost $12,603,792)	12,768	13,202,808
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 8/21/14 (e) (Cost $479,993)	$ 480,000	479,996
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	32,084,224	$ 32,084,224
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,593,100	3,593,100
TOTAL MONEY MARKET FUNDS (Cost $35,677,324)		35,677,324
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $701,904,924)		812,208,775
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,195,570)
NET ASSETS - 100%		$ 801,013,205
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
92 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 8,944,240	$ (200,164)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,013
Fidelity Securities Lending Cash Central Fund	19,884
Total	$ 38,897
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,011,585	$ 67,408,646	$ 6,602,939	$ -
Consumer Staples	48,578,999	48,578,999	-	-
Energy	78,409,137	73,488,260	4,920,877	-
Financials	209,471,116	205,481,255	3,989,861	-
Health Care	142,452,169	137,752,361	4,699,808	-
Industrials	40,040,714	40,040,714	-	-
Information Technology	124,207,946	111,005,138	13,202,808	-
Materials	17,114,124	17,114,124	-	-
Telecommunication Services	16,295,744	16,295,744	-	-
Utilities	25,469,921	25,469,921	-	-
U.S. Government and Government Agency Obligations	479,996	-	479,996	-
Money Market Funds	35,677,324	35,677,324	-	-
Total Investments in Securities:	$ 812,208,775	$ 778,312,486	$ 33,896,289	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (200,164)	$ (200,164)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (200,164)
Total Value of Derivatives	$ -	$ (200,164)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.8%
Switzerland	2.6%
Korea (South)	2.4%
Israel	2.3%
United Kingdom	2.2%
Canada	1.9%
Ireland	1.5%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $3,436,868) - See accompanying schedule: Unaffiliated issuers (cost $666,227,600)	$ 776,531,451
Fidelity Central Funds (cost $35,677,324)	35,677,324
Total Investments (cost $701,904,924)		$ 812,208,775
Receivable for investments sold		4,786,245
Receivable for fund shares sold		2,416,257
Dividends receivable		563,459
Distributions receivable from Fidelity Central Funds		5,207
Receivable from investment adviser for expense reductions		406
Other receivables		245,317
Total assets		820,225,666

Liabilities
Payable for investments purchased	$ 13,802,230
Payable for fund shares redeemed	1,004,799
Accrued management fee	369,986
Payable for daily variation margin for derivative instruments	252,936
Other affiliated payables	125,316
Other payables and accrued expenses	64,094
Collateral on securities loaned, at value	3,593,100
Total liabilities		19,212,461

Net Assets		$ 801,013,205
Net Assets consist of:
Paid in capital		$ 746,056,285
Undistributed net investment income		6,167,040
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,312,887)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,102,767
Net Assets		$ 801,013,205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014

Value Discovery: Net Asset Value, offering price and redemption price per share ($686,767,453 ÷ 29,444,897 shares)	$ 23.32

Class K: Net Asset Value, offering price and redemption price per share ($114,245,752 ÷ 4,898,868 shares)	$ 23.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2014

Investment Income
Dividends		$ 13,251,148
Interest		288,001
Income from Fidelity Central Funds		38,897
Total income		13,578,046

Expenses
Management fee Basic fee	$ 3,343,868
Performance adjustment	(22,985)
Transfer agent fees	1,026,329
Accounting and security lending fees	224,451
Custodian fees and expenses	21,227
Independent trustees' compensation	2,400
Registration fees	85,941
Audit	48,941
Legal	2,586
Miscellaneous	4,872
Total expenses before reductions	4,737,630
Expense reductions	(8,896)	4,728,734
Net investment income (loss)		8,849,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,395,093
Foreign currency transactions	(51,274)
Futures contracts	98,886
Total net realized gain (loss)		79,442,705
Change in net unrealized appreciation (depreciation) on: Investment securities	11,055,016
Assets and liabilities in foreign currencies	3,957
Futures contracts	(200,164)
Total change in net unrealized appreciation (depreciation)		10,858,809
Net gain (loss)		90,301,514
Net increase (decrease) in net assets resulting from operations		$ 99,150,826

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,849,312	$ 8,070,935
Net realized gain (loss)	79,442,705	55,424,550
Change in net unrealized appreciation (depreciation)	10,858,809	62,525,269
Net increase (decrease) in net assets resulting from operations	99,150,826	126,020,754
Distributions to shareholders from net investment income	(6,964,725)	(7,811,842)
Share transactions - net increase (decrease)	182,641,981	(58,316,230)
Total increase (decrease) in net assets	274,828,082	59,892,682

Net Assets
Beginning of period	526,185,123	466,292,441
End of period (including undistributed net investment income of $6,167,040 and undistributed net investment income of $4,272,759, respectively)	$ 801,013,205	$ 526,185,123

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value Discovery

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.98	$ 12.91	$ 11.58
Income from Investment Operations
Net investment income (loss) B	.31	.29	.22	.13	.14E
Net realized and unrealized gain (loss)	3.34	4.29	.57	2.13	1.31
Total from investment operations	3.65	4.58	.79	2.26	1.45
Distributions from net investment income	(.26)	(.27)	(.15)	(.19)	(.12)
Net asset value, end of period	$ 23.32	$ 19.93	$ 15.62	$ 14.98	$ 12.91
Total ReturnA	18.52%	29.72%	5.43%	17.69%	12.60%
Ratios to Average Net Assets C, F
Expenses before reductions	.80%	.74%	.87%	.80%	.96%
Expenses net of fee waivers, if any	.80%	.74%	.87%	.80%	.96%
Expenses net of all reductions	.80%	.73%	.87%	.79%	.95%
Net investment income (loss)	1.44%	1.66%	1.49%	.88%	1.10% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,767	$ 454,974	$ 412,499	$ 540,644	$ 598,561
Portfolio turnover rateD	58%	55%	92%	59%	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.93	$ 15.62	$ 14.99	$ 12.92	$ 11.59
Income from Investment Operations
Net investment income (loss) B	.34	.32	.25	.15	.17E
Net realized and unrealized gain (loss)	3.34	4.29	.56	2.14	1.31
Total from investment operations	3.68	4.61	.81	2.29	1.48
Distributions from net investment income	(.29)	(.30)	(.18)	(.22)	(.15)
Net asset value, end of period	$ 23.32	$ 19.93	$ 15.62	$ 14.99	$ 12.92
Total ReturnA	18.71%	29.97%	5.59%	17.93%	12.84%
Ratios to Average Net Assets C, F
Expenses before reductions	.66%	.57%	.68%	.61%	.75%
Expenses net of fee waivers, if any	.66%	.57%	.68%	.61%	.75%
Expenses net of all reductions	.66%	.56%	.68%	.60%	.74%
Net investment income (loss)	1.58%	1.83%	1.68%	1.07%	1.31% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,246	$ 71,212	$ 53,794	$ 41,562	$ 38,583
Portfolio turnover rateD	58%	55%	92%	59%	116%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,298,622
Gross unrealized depreciation	(8,562,667)
Net unrealized appreciation (depreciation) on securities	$ 106,735,955

Tax Cost	$ 705,472,820

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,754,213
Capital loss carryforward	$ (58,532,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,735,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (58,532,328)

The tax character of distributions paid was as follows:

	July 31, 2014	July 31, 2013
Ordinary Income	$ 6,964,725	$ 7,811,842

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $98,886 and a change in net unrealized appreciation (depreciation) of $(200,164) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $510,432,177 and $345,417,346, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value Discovery	$ 985,305.19
Class K	41,024.05
	$ 1,026,329

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $989 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,884. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,794 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,060.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
From net investment income
Value Discovery	$ 5,880,680	$ 6,759,572
Class K	1,084,045	1,052,270
Total	$ 6,964,725	$ 7,811,842

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Value Discovery
Shares sold	9,957,139	1,517,235	$ 226,028,010	$ 26,779,567
Reinvestment of distributions	278,378	400,899	5,640,307	6,508,716
Shares redeemed	(3,617,186)	(5,502,085)	(78,363,112)	(93,974,977)
Net increase (decrease)	6,618,331	(3,583,951)	$ 153,305,205	$ (60,686,694)
Class K
Shares sold	2,344,329	887,047	$ 51,734,186	$ 15,454,108
Reinvestment of distributions	53,522	64,874	1,084,045	1,052,270
Shares redeemed	(1,071,695)	(822,447)	(23,481,455)	(14,135,914)
Net increase (decrease)	1,326,156	129,474	$ 29,336,776	$ 2,370,464

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the schedule of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Value Discovery Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
K Class	09/15/14	09/12/14	$0.178	$0.018

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2012.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Value Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FVD-K-UANN-0914
1.863358.105

Item 2. Code of Ethics

As of the end of the period, July 31, 2014, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Intrinsic Opportunities Fund and Fidelity Value Discovery Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Intrinsic Opportunities Fund	$56,000	$-	$6,200	$1,700
Fidelity Value Discovery Fund	$37,000	$-	$5,100	$700

July 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Intrinsic Opportunities Fund	$44,000	$-	$6,200	$600
Fidelity Value Discovery Fund	$37,000	$-	$5,300	$500

A Amounts may reflect rounding.

B The Fidelity Series Intrinsic Opportunities Fund commenced operations on December 6, 2012.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Low-Priced Stock Fund (the "Fund"):

Services Billed by PwC

July 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$159,000	$-	$5,500	$17,700

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$163,000	$-	$5,600	$15,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2014A	July 31, 2013A,B
Audit-Related Fees	$355,000	$915,000
Tax Fees	$-	$-
All Other Fees	$745,000	$765,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Intrinsic Opportunities Fund's commencement of operations.

Services Billed by PwC

	July 31, 2014A	July 31, 2013A
Audit-Related Fees	$5,975,000	$4,295,000
Tax Fees	$50,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2014 A	July 31, 2013 A,B
PwC	$7,210,000	$5,080,000
Deloitte Entities	$1,950,000	$1,790,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Intrinsic Opportunities Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2014